As filed with the Securities and Exchange Commission on April 27, 2023
Registration No.        333- 163881
        811- 22371
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 15
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 17

TFLIC POOLED ACCOUNT NO. 44
(Exact Name of Registrant)
TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
(Name of Depositor)
440 Mamaroneck Avenue
Harrison, NY 10528
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number: (914) 627-3630
Brian Stallworth, Esquire
Transamerica Financial Life Insurance Company
c/o Office of the General Counsel
440 Mamaroneck Avenue
Harrison, NY 10528
(Name and Address of Agent for Service)

It is proposed that this filing become effective:
               immediately upon filing pursuant to paragraph (b) of Rule 485
    x         on May 1, 2023 pursuant to paragraph (b) of Rule 485
               60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
              This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
SecurePath for Life Product
May 1, 2023
This prospectus describes the SecurePath for Life Product, a flexible premium deferred annuity (the “Product” or the “Contract”) offered by Transamerica Life Insurance Company (“TLIC”) in all jurisdictions except New York, or by Transamerica Financial Life Insurance Company (“TFLIC”) in all jurisdictions, including New York. The Contract may be offered as an individual annuity Contract or as an interest in a group annuity Contract. (When the Contract is offered as a group annuity, “Contract” also refers to any certificate providing rights and benefits to an individual Participant designated in the certificate under the group annuity Contract.) Unless otherwise specified, references to a “Company” refer to the applicable issuing company of a Contract. The Contractholder should refer to the first page of the Contract form for the name of the Company issuing the Contract.
This prospectus describes important features of the SecurePath for Life Product and what you should consider before investing in the Product. The SecurePath for Life Product or certain of its investment options or features may not be available in all states. Various rights and benefits may differ between states to meet applicable laws and regulations. For more information about variations applicable to your state please refer to your Contract.
The Contracts are sold by the Company to retirement Plans and accounts qualifying for federal tax benefits under sections 401, 403(b), 408, 408A or 457 of the Internal Revenue Code of 1986, as amended (the “Code”). Eligible investors may make Contributions to the Contract subject to the Company’s underwriting guidelines and the Code. Currently, the SecurePath for Life Product is available to fund:

•	an employment based retirement Plan or arrangement;
•	a custodial account established as an Individual Retirement (“IRA”), that holds an annuity.
Your Contributions into the Contract will be directed to a Variable Investment Option based upon your age. Each Variable Investment Option is a subaccount of Separate Account VA FF, in the case of Contracts issued by TLIC, or TFLIC Pooled Account No. 44, in the case of Contracts issued by TFLIC. The Variable Investment Options currently available to Participants invest in underlying target retirement date mutual funds. Currently, Participant Contributions will be directed to a Variable Investment Option that invests in one of a series of Vanguard Target Retirement Funds offered through The Vanguard Group, Inc.
If you are a new investor in the Contract, you may return your Contract for a refund within a prescribed period, which is generally 10 days after you receive the Contract though may be longer based on state law. This cancellation privilege may not be available for certain employment-based retirement plans. If you are eligible to and elect to cancel the Contract, the amount of the refund will generally be the Account Value, which is equal to your Contributions plus or minus accumulated gains or losses in the Variable Investment Option you were invested. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
This prospectus sets forth the basic information that you should know before investing. Please keep this prospectus for future reference. When you invest in a Variable Investment Option, you should read the underlying mutual fund prospectus and keep it for future reference.
This prospectus does not constitute an offer to sell or solicitation of an offer to buy the Contracts in any jurisdiction in which such offer may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

GLOSSARY
The following is a glossary of key terms used in this prospectus. These terms may be used throughout this prospectus in the descriptions of the benefits and features of the SecurePath for Life Product.
Account: An Account maintained for a Contractholder or Participant, as applicable, in which is recorded the number of Units held.
Account Value: The total value of an Account, equal to the value of the investment in a Variable Investment Option. The Account Value will go up or down based on the performance of the Variable Investment Options.
Accumulation Period: The Accumulation Period for each Participant is the period during which the Participant may make Contributions into the Participant’s Account. It begins when the Participant makes an initial Contribution into the Account and ends on the Participant’s Annuity Purchase Date, or earlier termination or full withdrawal of the Account.
Annual Period: Each Annual Period for purposes of withdrawal of the Guaranteed Income Amount runs from the date of the Participant’s birthday to the last Business Day immediately preceding the Participant’s next birthday.
Annual Step‑Up: The date that the Participant’s Income Base is increased to the Account Value if, as of that date, the Account Value is greater than the Income Base. The Annual Step‑Up takes place as of the Participant’s Birthday each year, or, if this date is not a Business Day, then the Annual Step‑Up will be the next Business Day immediately after the Participant’s birthday.
Annuitant: the person on whose life annuity payments involving life contingencies will be based.
Annuity Purchase Date: The date a Participant elects to purchase a Fixed Annuity.
Beneficiary: The person(s) or entity that a Participant selects to receive the Death Benefit.
Benefit Age: The Benefit Age is equal to either: (i) the age of the Participant as of the Participant’s last birthday if single life coverage is elected; or (ii) the age of the younger of the Participant or the Participant’s spouse as of each of their last birthdays if joint coverage is elected.
Blended Guaranteed Income Rate: A weighted average of the Guaranteed Income Rates applicable with respect to each Incremental Contribution. The Blended Guaranteed Income Rate is used to determine the Guaranteed Income Amount for an Annual Period. Incremental Contributions after a change in the Guaranteed Income Rate Table and/or after the Lock‑In Date may establish a Blended Guaranteed Income Rate, as further described in “Guaranteed Income Amount — Blended Guaranteed Income Rate.”
Business Day: A day on which the New York Stock Exchange is open for business. A Business Day ends as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern Time). A Business Day may close earlier than 4:00 p.m. Eastern Time if regular trading on the New York Stock Exchange closes earlier.
Code: The Internal Revenue Code of 1986, as amended.
Contract: The individual or group variable annuity Contracts offered by the Company as described in this prospectus.
Contractholder: The individual, employer, trust or association to which an annuity Contract has been issued.
Contributions: The amount contributed to the SecurePath for Life Product on behalf of a Participant. Contributions may include Participant Contributions, Plan sponsor Contributions, and transfers (including rebalancing transfers). Generally, subject to limits of the Code, the terms of the Contract, and, if applicable, the employer’s Plan, a Participant can make additional Contributions at any time during the Accumulation Period.
Death Benefit: Upon a Participant’s death during the Accumulation Period, the Beneficiary designated by the Participant is entitled to receive the Account Value as the Death Benefit.
ERISA: The Employee Retirement Income Security Act of 1974, as amended.
Excess Withdrawal: A withdrawal that reduces the Participant’s Income Base. Prior to the Lock‑In Date, all withdrawals are Excess Withdrawals. After the Lock‑In Date, withdrawals in excess of the Guaranteed Income Amount for an Annual Period will constitute Excess Withdrawals (subject to an exception for certain required minimum distributions). See Guaranteed Lifetime Withdrawal Benefit.
Fixed Annuity:    An annuity with payments which remain fixed throughout the payment period and which do not reflect the investment experience of a Separate Account.

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Guaranteed Income Amount: Under the terms of the SecurePath for Life Product, an amount that a Participant may receive each Annual Period for the Participant’s life (or if the Participant has elected joint coverage, for the lives of the Participant and the Participant’s spouse), first as withdrawals from the Account Value and, if necessary, as payments from the Company. The Guaranteed Income Amount equals a Participant’s Blended Guaranteed Income Rate multiplied by the Income Base, and will be adjusted to reflect subsequent Contributions, Excess Withdrawals, and changes in the Income Base as of the Annual Step‑Up. See Guaranteed Lifetime Withdrawal Benefit.
Guaranteed Income Rate: The percentage rate applicable to an Incremental Contribution as set forth in the applicable Guaranteed Income Rate Table. At the Lock‑In Date and thereafter, each Incremental Contribution (whether it occurred before or after the Lock‑In Date) will be attached to a Guaranteed Income Rate based upon: (i) the applicable Guaranteed Income Rate Table at the time the Incremental Contribution was made, (ii) the Benefit Age of the Participant at the Lock‑In Date, or at the time of the Incremental Contribution if it is made after the Lock‑In Date, and (iii) whether the Participant has elected single life or joint coverage.
Guaranteed Income Rate Table: A table of Guaranteed Income Rates applicable under the SecurePath for Life Product, which vary based on the Participant’s Benefit Age and the election of single life or joint coverage.
Guarantee Value: The Guarantee Value shall be equal to the present value of the aggregate Guaranteed Income Amount payments assuming: (i) the Guaranteed Income Amount is calculated based upon the Income Base as of the effective date of the distribution; (ii) if the Participant has not yet established a Lock‑In Date, the Participant establishes a Lock‑In Date on the later of the Participant’s next birthday or the Participant’s 65th birthday; (iii) mortality assumptions are based on the Annuity 2000 Basic mortality table with projection; and (iv) the interest rate is based on the 10‑year Treasury constant maturity rate + 2.00%, as of the effective date. See Guaranteed Income Amount — Portability.
Income Base: The Income Base is used to determine the Guaranteed Income Amount. A Participant’s Income Base is equal to the initial Contribution to the Participant’s Account, and is subsequently adjusted for additional Contributions, (ii) withdrawals and transfers out of the Account that constitute Excess Withdrawals, and (iii) the Annual Step‑Up. See Guaranteed Income Amount — Income Base.
Income Base Adjustment: The amount by which the Income Base is reduced with respect to an Excess Withdrawal. See Guaranteed Lifetime Withdrawal Benefit.
Incremental Contribution: That portion of a Contribution that exceeds any Outstanding Excess Withdrawals at the time of Contribution. For avoidance of doubt, the first Contribution to the SecurePath for Life Product is an Incremental Contribution.
IRA: An Individual Retirement Account within the meaning of Section 408 or 408A of the Code. This Contract must be issued to a custodial account established as an IRA.
Lock‑In Date: The Business Day that a Participant elects to lock in the Guaranteed Income Amount under the SecurePath for Life Product. A Participant must be at least age 55 to elect a Lock‑In Date.
Maturity Date: The latest date on which the Company may begin to make annuity payments to an IRA Participant. The Maturity Date is the earlier of the date of the IRA Participant’s 105th birthday, or the applicable date specified under the Contract.
Outstanding Excess Withdrawals: The total amount of outstanding Excess Withdrawals that have not been paid back by a subsequent Contribution. A record of Outstanding Excess Withdrawals is maintained from the time of the Participant’s initial Contribution until the Participant has made an Excess Withdrawal depleting the Account Value to zero.
Participant: An individual Participant under a Contract issued to or adopted by the individual’s employer or Plan sponsor or an individual participating under a Contract issued to a custodial account established as an IRA.
Plan: A retirement Plan or program under which benefits are to be provided pursuant to a Contract from amounts contributed by the Plan sponsor or by Plan Participants.
Pooled Account: For TFLIC Contracts – Contributions allocated to the Variable Investment Options are held by TFLIC in a Separate Account called TFLIC Pooled Account No. 44. A Pooled Account is a segregated asset account of the Company; its assets are not commingled with the general assets and obligations of the Company. May also be referred to as a Separate Account.

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Portfolio Company(ies): The investment company(ies) made available as Investment Options under the Contract. Also referred to as underlying fund portfolios.
SecurePath Service Center: Participants should contact their retirement services provider at the following address and phone number: Transamerica Retirement Solutions, 6400 C Street SW, Cedar Rapids, IA 52499 (866) 287‑8388.
Separate Account: an account established and registered as unit investment trusts under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated. For TLIC Contracts -Contributions allocated to the Variable Investment Options are held by TLIC in a separate Account called Separate Account VA FF. May also be referred to as a Pooled Account.
Settlement Phase: A Participant’s interest in the SecurePath for Life Product enters the Settlement Phase during any Annual Period after the Lock‑In Date that the Participant’s Account Value declines to zero if the Participant’s Income Base is greater than zero at that time. See Guaranteed Lifetime Withdrawal Benefit.
Statement of Additional Information: A document containing certain additional information about the Contract. The Statement of Additional Information has been filed with the Securities and Exchange Commission, and it is legally a part of this prospectus.
Subaccount: A Subdivision within the Separate Account, the assets of which are invested in a specified underlying fund portfolio.
Target Date Funds: The Vanguard Target Retirement Funds, which are registered mutual funds made available by The Vanguard Group, Inc.
TCI: Transamerica Capital, Inc., a registered broker-dealer, and an affiliate of the Company.
TFLIC: Transamerica Financial Life Insurance Company, a New York life insurance company.
TLIC: Transamerica Life Insurance Company, an Iowa life insurance company.
Unit: The measure by which a Participant’s Account Value is determined.
Underlying Funds: The registered mutual funds that are purchased by the Variable Investment Options pursuant to the terms of the Contracts, including the Target Date Funds. See Variable Investment Options.
Variable Investment Option: When a Participant makes Contributions to an Account, those Contributions are directed to a Variable Investment Option based upon the Participant’s birth year. Each Variable Investment Option holds shares of an Underlying Fund. These shares are held in the Separate Account. The division of the Separate Account that invests in a particular Underlying Fund may also be referred to as a Subaccount.

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IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawal	There are no withdrawal fees, surrender fees, or redemption fees under the Contract.
Transaction Charges	There are no transaction charges under the Contract.
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annuity Contract Fee Table and Expense Examples Appendix- Portfolio Companies Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract(1)	1.45%	1.95%
	Portfolio Company (fund fees and expenses) (3)	0.08%	0.53%
	Optional Benefit Expenses	None
(1) As a percentage of average Account Value.
(2) Assessed annually.
(3) As a percentage of Portfolio Company assets.

This Contract is not customizable because the Guaranteed Income Benefit is not optional and the Variable Investment Option that your Account Value is allocated is determined by your birth date. However, we have presented the following table to show you the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $1,557	Highest Annual Cost: $2,511

Assumes:
•  Investment of $100,000
•  5% annual appreciation
•  Least expensive Portfolio Company fees and expenses
•  No optional benefits
•  No sales charges
•  No additional Contributions, transfers, or withdrawals

Assumes:
•  Investment of $100,000
•  5% annual appreciation
•  Most expensive combination of optional benefits and Portfolio Company fees and expenses
•  No optional benefits
•  No sales charges
•  No additional Contributions, transfers, or withdrawals

	RISKS			Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.			Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
The Contract is designed and offered as funding vehicles for retirement Plans maintained by state educational organizations, certain tax‑exempt organizations, IRA Contractholders, and taxed organizations in the case of the Section 401(a) and/or Section 401(k) Contracts and corporate nonqualified deferred compensation
Principal Risks Of Investing In The Contract Tax Information

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Contracts. The benefits of tax deferral, long-term income, and a guaranteed lifetime withdrawal benefit are generally more beneficial to investors with a long-term investment horizon.
Risks Associated with Investment Options	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the subaccount that are invested. Each subaccount has its own unique risks. You should review the subaccount that you will be invested before making an investment decision.	Appendix-Portfolio Companies Available Under The Contract
Insurance Company Risks	An investment in the Contract is subject to the risks related to Transamerica Financial Life Insurance Company. Any obligations, guarantees, and benefits under the Contract are subject to our claims-paying ability. More information about Transamerica Life Insurance Company, including our financial strength ratings, is available by visiting www.trsretire.com or calling toll-free (866) 287‑8388.	Principal Risks Of Investing In The Contract

	RESTRICTIONS	Location in Prospectus
Investments	You will be assigned to a Variable Investment Option and will not be permitted to transfer your Account Value between Variable Investment Options available under the Contract. We reserve the right to remove or substitute the Portfolio Companies/ Investment Options that are available as Investment Options under the Contract.	Rights Reserved by the Company
Optional Benefits	There are no optional benefits available under the Contract.

	TAXES	Location in Prospectus
Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. If you purchased the Contract through a tax‑qualified Plan or individual retirement Account (IRA), you do not get any additional tax deferral. Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1⁄2.	Tax Information

	CONFLICT OF INTEREST	Location in Prospectus
Investment Professional Compensation	Some investment professionals may receive compensation for selling the Contract to investors in the form of commissions and other incentives. This conflict of interest may influence your investment professional to recommend the Contract over another investment.	Distribution of the Contracts
Exchanges	Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new Contract rather than continue to own your existing Contract.	Tax Information

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OVERVIEW OF THE CONTRACT
Purpose
The Secure Path For Life Contract (the “Contract”) is designed and offered as funding vehicles for retirement Plans maintained by state educational organizations, certain tax‑exempt organizations, IRA Contractholders and for taxed organizations in the case of the Section 401(a) and/or Section 401(k) Contracts and corporate nonqualified deferred compensation (“NQDC”) Contracts.
The Contract includes a guaranteed lifetime withdrawal benefit and is designed to provide an annual income amount for life and may be appropriate for you if you intend to take periodic withdrawals from your Account and wish to ensure that market volatility will not have a negative impact on the ability to receive annual income. The Contract is designed for investors who intend to accumulate assets for retirement or other long-term financial planning best suited for those with a long investment horizon. Although you have the ability to take withdrawals and/or surrender the Contract at any time during the accumulation phase, the Contract should not be viewed as a highly liquid investment. In that regard, withdrawals taken in the near term will reduce your Income Base which can reduce the Guaranteed Income Amount you are entitled. Thus, the Contract features are appropriate for an investor who does not have significant liquidity needs with respect to money dedicated to the Contract, has a long investment horizon, and has purchased the Contract for retirement purposes or other long-term financial planning purposes.
Phases of the Contract
The Contract, like all deferred annuity contracts, has two phases: the accumulation (or savings) phase and the annuitization (or income) phase. During the accumulation phase, earnings accumulate on a tax‑deferred basis and are taxed as ordinary income when you take them out of the Contract. The annuitization phase occurs when you annuitize the Contract and begin receiving regular annuity payments from your Contract. The money you accumulate during the accumulation phase will largely determine the payments you receive during the income phase.
Accumulation (Savings) Phase. With respect to the Section 401(a), Section 401(k) and NQDC Contracts, the employer and/or the employee will make Contributions pursuant to the terms and conditions of Your Plan. A list of portfolios in Appendix: Portfolio Companies/Investment Options Available Under the Contract which you will be invested is provided in the back of this Prospectus. See Variable Investment Options section and “Appendix: Portfolio Companies/Investment Options Available Under the Contract.” Each Portfolio has its own investment strategies, risks; investment adviser, expense ratio and performance history.
Annuitization (Income) Phase. The annuitization (income) phase occurs when you annuitize your Contract and income payments begin for a period of years or for your life. Once you annuitize, you will be unable to make withdrawals, and the Death Benefit and your guaranteed lifetime withdrawal benefit will terminate.
PRIMARY CONTRACT FEATURES
Accessing Your Money. Before you Annuitize, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay income taxes, including a tax penalty if you are younger than age 59 1⁄2. Additionally, if you take a withdrawal before your Lock‑In Date or your take an Excess Withdrawal after Your Lock‑In Date, the guaranteed income amount that you may receive under the living benefit will be reduced.
Guaranteed Lifetime Withdrawal Benefit. The Contract provides a benefit that permits a Participant who has elected to “lock‑in” a guaranteed lifetime withdrawal benefit under the Contract and receive a designated amount, called the Guaranteed Income Amount, during each Annual Period for life. The withdrawals are first taken from your Account and, if necessary, as payments from the Company. You must be at least age 55 to elect a Lock‑In Date. These withdrawals from the Account are guaranteed by the Company.
Retirement Plan Product. The Contract is primarily designed to be purchased by an employer for use in a Plan, however it is also offered as an IRA. If you purchase the Contract within your Plan, you will be subject to the terms and conditions of your Plan and applicable law, which may limit your ability to take certain actions under the Contract.
Death Benefit. If you die before the Annuity Purchase Date, subject to the terms of your Plan, the Account Value will be paid to your Beneficiary. If the Account Value has been reduced to zero, no Death Benefit is payable. Certain retirement arrangements may require payment of the Death Benefit in the form of a “qualified pre- retirement survivor annuity” or other payment method. In addition, a surviving spouse may be eligible to continue the investment in the Contract and to receive payments of the Guaranteed Income Amount.

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Loan Provisions. While the Contract does not permit loans, your Plan may permit you to take a loan. If so, your Account Value will be considered in determining the amount available for a Plan loan, but amounts will not be withdrawn from the Account Value in order to fund the Plan loan. As a result, you may be required to initiate a transfer out of the Contract, which will affect the amounts you may receive under the guaranteed lifetime withdrawal benefit.

ANNUITY CONTRACT FEE TABLE AND EXPENSE EXAMPLES
The following table describes the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to the Contract specifications page for information about the specific fees you will pay each year.
Transaction Expenses

	Maximum	Current
Annual Contract Fee(1)	$ 50	$ 0
Separate Account Annual Expenses (as a percentage of average Account Value)
Mortality and Expense Risk Fees	0.10%	0.10%
Administrative Fees	0.45%	0.45%
Guaranteed Income Benefit Charge(2)	1.40%	0.90%
Total Separate Account Annual Expenses	1.95%	1.45%
(1) We reserve the right to deduct an annual Contract charge of up to $50 in accordance with the provisions of the Contract. The Company has no present intention to impose such a charge, but it may do so in the future.
(2) The Company reserves the right to charge a maximum guaranteed income benefit charge of up to 1.40% upon 90 days’ prior written notice of the change.
Annual Portfolio Company/Investment Option Expenses:
The next table shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time You own the Contract. A complete list of the Portfolios available under the Contract, including their annual expenses may be found under Appendix: Portfolio Companies Available Under the Contract.

	Minimum	Maximum
Expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service 12b‑1 fees, Fund Facilitation Fee if applicable and other expenses.	0.08%	0.53%
Expenses that are deducted from Portfolio Company assets, including management fees, 12b‑1 fees, Fund Facilitation Fee if applicable and other expenses, after any waivers or expense reimbursements.	0.08%	0.24%
Expense Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include transaction expenses, the annual Contract expenses and annual Underlying Fund expenses. The example assumes that you invest $100,000 in the Contract for the time periods indicated, and that you withdraw the full Account Value or that you annuitize the Contract at the end of the period. The example also assumes that your investment has a 5% return each year, and assumes the maximum fees and expenses of any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

•	Example 1 (assumes you pay the Maximum Contract Expenses and Maximum Underlying Fund Fees)

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$2,511	$7,725	$13,205	$28,160

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•	Example 2 (assumes you pay the Current Contract Expenses and Minimum Underlying Fund Fees)

After 1 Year	After 3 Years	After 5 Years	After 10 Years
$1,557	$4,834	$8,342	$18,235

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
General Risks
Risk of Loss. You can lose money by purchasing this Contract, including loss of your original investment. The Contract is not a deposit or obligation or, or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation(FDIC), the Federal Reserve Board, or any other government agency.
Risk as Short-Term Investment Vehicle. The Contract is not intended to serve as a short-term investment vehicle and appropriate if you are seeking retirement income or you want to meet other long-term objectives. You should discuss with your financial professional whether the Contract is appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information.
Retirement Plan Risk. If you are a participant in a Plan, your Plan, as the Contractholder, may exercise certain rights under the Contract that may affect you, including termination of the Contract or termination of the Plan. Such a forced distribution from the Contract may negatively impact any guarantee provided by the Contract, including the receipt of the Guaranteed Income Amount.
Risks of Fee and Expense Increases. You should consider the Contract’s investment and income benefits as well as its costs. Certain fees and expenses are currently assessed at less than their guaranteed maximum levels. In the future, these charges may be increased up to the guaranteed (maximum) levels.
Investment and Asset Allocation Risks. Because your Account Value will be invested in a single Variable Account Option, you are assuming investment risk, which means that you bear the risk of poor performance of the Variable Investment Option that you are invested. The risk of loss varies with each Underlying Fund. This risk could have a negative impact on the Guaranteed Income Amount available under the Contract. The Underlying Fund for each Variable Investment Option is a target date fund that allocates its assets among other mutual funds and that becomes more conservative as it nears the target retirement date. As result, each Underlying Fund is subject to asset allocation risk, which is the chance that the selection of underlying mutual funds by an Underlying Fund, and the allocation of assets to them, will cause the Underlying Fund to underperform other funds with a similar investment objective.
Withdrawal Risk. You should carefully consider the potential negative impacts of withdrawals from the Contract. In addition to the potential tax consequences of early withdrawals, which are discussed below, the amount of future income you may receive under the guaranteed lifetime withdrawal benefit will be reduced when you take a withdrawal prior to the Lock‑In Date or if you take withdrawals in excess of the Guaranteed Income Amount for a given year. A total withdrawal (surrender) will result in the termination of your Contract.
Investment Restrictions. Because the Contract includes the guaranteed lifetime withdrawal benefit, you are restricted from selecting a Variable Investment Option. Instead, your Account Value will be invested in a Variable Investment Option that is based on your birth year, and you will not be able to transfer Account Value to any other Variable Investment Options available under the Contract. This restriction is intended to protect us financially, in that it reduces the likelihood that we will have to pay guaranteed benefits from our own assets. This restriction could result in an opportunity cost–in the form of Underlying Funds that you did not invest in that ultimately generated superior investment performance. Thus, you should consider the Underlying Fund restriction when deciding whether to purchase the Contract.
Risks of Managing General Account Assets. The general account assets of the Company are used to support the payment of guaranteed benefits under the Contract. To the extent that the Company is required to pay amounts in addition to the Contract Value, such amounts will come from our general account assets. You should be aware that the general account assets are exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and are also subject to the claims of the Company’s general creditors. The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent in the general account investments.

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Insurance Company Risk. Investment in the Contract is subject to the risks related to us, and any obligations, guarantees, or benefits are backed by our claims paying ability and financial strength. You must look at our strength with regard to such guarantees. It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account.
Tax Consequences. Withdrawals are generally taxable to the extent of any earnings in the Contract, and prior to age 59 1⁄2 a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, withdrawals are taxable as ordinary income rather than capital gains. It is important to know that if you are purchasing the Contract with assets in a qualified Plan or IRA, those assets are already tax‑deferred and that tax deferral feature of the Contract does not provide an additional benefit to that already offered by your Plan or IRA.
Cybersecurity Risks
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of our information technology or communications systems may result in a material adverse effect on our results of operations and corporate reputation.
Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
Business Continuity Risks
Our business operations maybe adversely affected by volatile natural and man‑made disasters, including (but not limited to) hurricanes, earthquakes, terrorism, civil unrest, geopolitical disputes, military action, fires and explosions, pandemic diseases, and other catastrophes (“Catastrophic Events”). Over the past several years, changing weather patterns and climatic conditions have added to the unpredictability and frequency of natural disasters in certain parts of the world. To date, the COVID‑19 pandemic has caused significant uncertainty and disruption to governments, business operations, and consumer behavior on a global scale. Such uncertainty as to future trends and exposure may lead to financial losses to our businesses. Furthermore, Catastrophic Events may disrupt our operations and result in the loss of, or restricted access to, property and information about Transamerica and its clients. Such events may also impact the availability and capacity of our key personnel. If our business continuity Plans have not included effective contingencies for Catastrophic Events, we may experience business disruption, damage to corporate reputation, and damage to financial condition for a prolonged period of time.

TRANSAMERICA LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT, AND PORTFOLIO COMPANIES
The Company
We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states except New York and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non‑insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

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All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.
Financial Condition of the Company. As an insurance company, the Company is required by state insurance regulation to hold a specified amount of reserves in order to meet all of the Contractual obligations of its general account. To meet its claims-paying obligation, the Company monitors its reserves so that it holds sufficient amounts to cover actual or expected Contract and claims payments. In addition, the Company hedges its investments in its general account, and may require purchasers of certain of the variable insurance products that it offers to allocate premium payments and Contract value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that the Company will always be able to meet its claims-paying obligations; there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that the Company may incur as the result of defaults on the payment of interest or principal on its general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of those investments. The Company may also experience liquidity risk if its general account assets cannot be readily converted into cash to meet obligations to its Contract owners or to provide the collateral necessary to finance its business operations.
The Company pays benefits under your Contract from its general account assets and/or from your Account Value held in the Separate Account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. A Participant assumes all of the investment risk for his or her Account Value that is allocated to a Variable Investment Option in the Separate Account. A Participant’s Account Value in a Variable Investment Option constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from the Company’s general Account, and may not be charged with liabilities arising from any other business that the Company may conduct. See “The Separate Account” below.
Assets in the General Account. Any guarantees under a Contract that exceed Account Value, such as those associated with the lifetime withdrawal benefit feature of the Contract, are paid from the Company’s general account (and not the Pooled Account). Therefore, any amounts that the Company may be obligated to pay under the Contract in excess of Account Value are subject to the Company’s financial strength and claims-paying ability and the Company’s long-term ability to make such payments. The assets of the Pooled Account, however, are also available to cover the liabilities of the Company’s general account, but only to the extent that the Pooled Account assets exceed the Pooled Account liabilities arising under the Contracts supported by it.
The Company issues other types of insurance policies and financial products as well, and the Company also pays its obligations under these products from the Company’s general account assets.
How to Obtain More Information. The Company encourages both existing and prospective Contractholders and Participants to read and understand its financial statements. The Company prepares its financial statements on a statutory basis. TLIC’s financial statements, as well as those of Separate Account VA FF, are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division. TFLIC’s financial statements, as well as those of Pooled Account No. 44, are presented in conformity with accounting practices prescribed or permitted by the New York Insurance Department. Financial statements for the Company and the Pooled Account are located in the Statement of Additional Information (“SAI”). For a free copy of the SAI, simply call or write the Company at the telephone number or address of the applicable SecurePath Service Center referenced in this prospectus. In addition, the SAI is available on the SEC’s website at: www.sec.gov. The Company’s financial strength ratings which reflect the opinions of leading independent rating agencies of its ability to meet its obligations to its Contract owners, are available on its website: www.transamerica.com/individual/what‑we‑do/about‑us/financial‑strength, and the websites of these nationally recognized statistical ratings organizations — A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), and Standard & Poor’s Rating Services (www.standardandpoors.com).

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The Separate Account
TLIC has established a Separate Account (Separate Account VA FF), to hold the assets that are associated with the Contracts it issues in all jurisdictions except New York. The Separate Account was established under Iowa law, and is registered with the SEC under the 1940 Act, as a unit investment trust, which is a type of investment company.
TFLIC has established a Pooled Account (Pooled Account No. 44), to hold the assets that are associated with the Contracts it issues. The Pooled Account was established under New York law, and is registered with the SEC under the 1940 Act, as a unit investment trust, which is a type of investment company.
The assets of each Separate Account are held in the name of the applicable Company and legally belong to that Company. Investment income and gains from the assets of each Pooled Account are reinvested and taken into account in determining the value of that Pooled Account, without regard to other income, gains, or losses of the Company. Assets of a Pooled Account may not be charged with liabilities arising out of any other business of the applicable Company. However, all obligations under the Contract, including the obligations to pay the Guaranteed Income Amount under the Contract, are the Company’s general account corporate obligations. Additional information about the Company, including its audited financial statements for the most recent fiscal year, is available in the Statement of Additional Information.
Voting Rights. The Company is the legal owner of the shares of the Underlying Funds used by the Variable Investment Options, and as such has the right to elect the directors of the Underlying Funds, to vote upon certain matters that are required by law to be approved or ratified by the shareholders of a mutual fund, and to vote upon any other matter that may be voted upon at a shareholders’ meeting. To the extent required by law, the Company will vote at regular and special shareholder meetings in accordance with the instructions received from Contractholders or Participants (as appropriate). The Company will furnish Contractholders or Participants (as appropriate) with the proper forms to enable them to give these instructions.
When the Company receives instructions from Contractholders or Participants (as appropriate), it will vote all of the shares it owns in accordance with those instructions. The Company will vote fund shares for which it does not receive timely instructions in the same proportion as shares for which it receives timely instructions from Contractholders (or Participants). This voting procedure is sometimes called “mirror voting.” The Company will vote all of the shares of a given mutual fund held within the Pooled Account in accordance with these mirror voting procedures, and all such shares will be counted towards a quorum at the Underlying Fund’s shareholder meeting and towards the results of the vote. Under these mirror voting procedures, it is possible that the outcome of the vote will be determined by a small percentage of Contractholders (or Participants). The Company may change these voting procedures if it is required or permitted by federal or state law.
The Portfolio Companies
There are currently nine Subaccounts which are available for allocation of Purchase Payments under the Contracts. A description of each Portfolio Company, its investment objectives, policies and restrictions, its expenses, the risks attendant in investing therein and other aspects of its operations are contained in their respective prospectuses. Each Participant should periodically consider his/her allocation among the Subaccounts in light of current market conditions and the investment risks attendant to investment in the various Underlying Funds.
Information regarding each Portfolio Company including (i) its name (ii) its investment objective (iii) its investment adviser and any sub‑investment adviser (iv) current expenses and (v) performance is available in the Appendix: Portfolio Companies Available Under the Contract. You may obtain a free copy of the Underlying Fund prospectuses by contacting our Administrative Office at (866) 287‑8388 or by visiting our website at www.transamerica.com.

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THE ANNUITY CONTRACT
Variable Annuity Contracts
The SecurePath for Life Product is a variable annuity Contract issued by the Company. Currently, the SecurePath for Life Product is available to fund: (i) an employment based retirement Plan or arrangement; and (ii) a custodial account established as an IRA that holds an annuity.
The SecurePath for Life Product provides a benefit that permits a Participant who has elected to lock‑in the guaranteed lifetime withdrawal benefit under the Contract to receive a designated amount, called the Guaranteed Income Amount, during each Annual Period for life, first as withdrawals from the Account and, if necessary, as payments from the Company. (A Participant must be at least age 55 to elect a Lock‑In Date.) These withdrawals from the Account are guaranteed by the Company.
The Participant is in the Accumulation Period until the Participant elects to purchase a Fixed Annuity. The date that a Participant elects to begin receiving a Fixed Annuity is the Annuity Purchase Date. On the Annuity Purchase Date, the Accumulation Period and the Participant’s allocation to the Variable Investment Options end. An IRA Participant must elect to receive a Fixed Annuity prior to the Maturity Date (typically the IRA Participant’s 105th birthday, or earlier if required by state law). Before the Maturity Date, a Participant may withdraw the Guaranteed Income Amount in lieu of purchasing a Fixed Annuity.
Eligible Purchasers
The Contracts are designed and offered as funding vehicles for retirement Plans or accounts qualifying for federal tax benefits under Section 401, 403(b), 408, 408A or 457 of the Code. These may include custodial Accounts established as IRAs and certain employer-sponsored retirement Plans and arrangements.
Because eligible purchasers of these Contracts already receive the benefits of tax deferral without investing in an annuity Contract, it is important to understand that a Participant need not make Contributions under a Contract to gain the benefits of tax deferral provided by an IRA or Plan. Therefore, a Participant should carefully review the features and benefits offered under the SecurePath for Life Product, particularly the potential to receive guaranteed lifetime withdrawals of the Guaranteed Income Amount, in considering whether to make Contributions to the Contract, rather than any benefits relating to tax deferral. The tax advantages available with the Contract may exist solely from its purchase through retirement Plans or accounts qualifying for federal tax benefits under 401, 403(b), 408, 408A or 457 of the Code.
Ownership
With respect to Plans, the organization purchasing or holding a Contract is the owner of the Contract for the benefit of the Participants. Any eligible Participant who contributes to the Variable Investment Options will be covered by the Contract applicable to a Plan.
A Plan Contractholder may exercise certain rights under the Contract that may affect Participants, including termination of the Contract or termination of the Plan. In addition, certain Plans may contain provisions requiring a distribution of a Participant’s Account upon severance from employment. Such a forced distribution from the Contract may negatively impact any guarantees provided by the SecurePath for Life Product, including the receipt of the Guaranteed Income Amount. Upon such a forced distribution, the Company will waive any minimum investment requirements to establish an IRA. A Participant who is not otherwise eligible to rollover the Account Value to an IRA Contract after a forced distribution will receive the greater of the Account Value or the Guarantee Value of the Guaranteed Income Amount benefit, if any. The Guarantee Value shall be calculated based on the present value of the Participant’s future Guaranteed Income Amount payments, determined under specified assumptions as defined in the Glossary.
With respect to IRA Contracts, the Contract is issued to a custodial account established as an IRA. The Contract may be issued as an individual annuity contract or as an interest in a group annuity. If an IRA Contract is issued as a group annuity, then an IRA Participant will receive a certificate shortly after the Participant makes an initial Contribution to the Account, although a Participant may receive the certificate at a later time, as permitted by applicable law. The certificate summarizes the IRA Participant’s benefits under the Contract. As the individual for whom the IRA is established, the IRA Participant is the owner of the Contract and has all decision- making rights under the Contract.

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Contributions
The initial Contribution is the amount a Participant contributes under a Contract to purchase the SecurePath for Life Product. A minimum Account Value of $2,000 is generally required to rollover to a SecurePath for Life IRA. Otherwise, there is no minimum amount required to invest in the SecurePath for Life Product. Subject to the terms of an employer-sponsored Plan or IRA, a Participant can make additional Contributions at any time during the Accumulation Period. The Code prescribes various limitations on the maximum amounts which may be contributed by or on behalf of a Participant in a Plan or IRA. See Tax Information for more details. In addition, after the Lock‑In Date, a Participant may make additional Contributions to the Account, subject to a minimum Contribution of $5,000 under a Plan or $2,000 for an IRA.
Contracts issued in respect of 401(a), 401(k), 403(b) and 457 Plans will accept Contributions attributable to employer or employee Contributions to the Plan, rollovers or transfers to the Plan, or reallocations of existing Account balances to the credit of Participants. In the case of the Section 408 or 408A IRA Contract, Contributions will be made at the direction of the Participant.
An Account will be established for each Participant which will record the number of Units held in the applicable Variable Investment Options. Contributions will be directed to the applicable Variable Investment Option based upon the Participant’s birth year.
All Participant Contributions credited to a Participant Account are vested and nonforfeitable. Amounts contributed by employers to a Participant Account, which have not vested pursuant to the terms of the applicable Plan, may be forfeited upon certain events, such as severance from employment, under the vesting requirements set forth in the applicable Plan, and subject to the requirements of ERISA. Please refer to Contributions for additional information.
Rights of the Participant under the Contract
The Contract permits the Participant to elect his/her Lock‑In Date and to establish single life or joint coverage for purposes of receiving the Guaranteed Income Amount, to receive a Fixed Annuity in lieu of receiving the Guaranteed Income Amount, to determine the applicable Fixed Annuity option if desired, to make Contributions, to withdraw all or a portion of the Participant’s Account Value, to transfer or withdraw amounts from the Participant’s Account, and to designate Beneficiaries, subject to employer-sponsored Plan or IRA provisions.
Rights Upon Suspension of Contract or Termination of Plan
In the event that Contributions under a Contract are discontinued, or a Contractholder terminates its Plan or discontinues Contributions for a Participant or changes to a recordkeeper that cannot support the Contract, the Contractholder shall give written notice thereof to the appropriate Participant(s) together with notice of the right of the Participant to elect to have the value of his/her Account applied under one of the following options if available under the terms of the Plan: (1) to be held and distributed by the Company in accordance with the terms of the Contract, (2) to be paid to him/her in cash, or (3) to be transferred to an alternate funding vehicle, or (4) to purchase deferred paid‑up annuity benefits for Participants. As a result of the Plan Contractholder’s actions that cause a suspension of the Contract and/or distribution of the con’s Account, a Plan Participant may lose the guaranteed lifetime withdrawal benefit, unless the Participant is eligible to rollover to an IRA Contract for the SecurePath for Life Product. Under such circumstances, if a Participant is ineligible to rollover to a SecurePath for Life IRA Contract, the Participant’s Account will be credited with the Guarantee Value, if it exceeds the Account Value. The Guarantee Value represents the present value of the Participant’s future Guaranteed Income Amount payments, determined under specified assumptions as defined in the Glossary.
IRA Contracts
For IRA Contracts, the Participant is the individual for whom the IRA is established. The IRA Participant has all the decision-making authority with respect to the IRA Account.
All Contracts
If a Participant takes a complete withdrawal from the Account, the Company may restrict the right to make new Contributions as a Participant under a Contract for up to 1 year after the complete withdrawal.

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Failure of Qualification
In the event that a Plan, Plan Contractholder or IRA Participant becomes ineligible for any previously applicable tax benefits under the Code, the Company upon notice shall refuse during the period of such ineligibility to accept Contributions with respect to that Plan or Participant. If a Plan fails to meet applicable rules under the Code, the Internal Revenue Service may make the determination to disqualify a Plan, in which case Participants would receive a distribution of assets from the Plan. A failure of qualification under a particular Contract shall have no effect on other issued and outstanding Contracts.
Transfers and Withdrawals
Participants will be assigned to a Variable Investment Option based on the Participant’s birth year, and will not be permitted to transfer their Account Value between different Variable Investment Options available under the Contract. A Participant may, however, withdraw or transfer out all or a portion of the amount credited to the Participant’s Account at any time during the Accumulation Period and prior to his or her death. Any withdrawal or transfer from the Participant’s Account is subject to applicable limitations of the Participant’s retirement Plan arrangements as well as the provisions of the Code. Retirement Plans typically permit withdrawals from the Plan only upon severance of employment, death, disability, attaining a minimum age, or for certain hardship withdrawals. Your Plan may permit transfers to other investment options offered by your employer.
There are no withdrawal fees, surrender fees, or redemption charges under the Contract, but the Participant may be restricted from allocating new Contributions to the SecurePath for Life Product for up to one year after a complete withdrawal. A penalty tax may be payable under the Code upon the early withdrawal of amounts from a Participant’s Account to the extent they are also withdrawn from the Plan. Please refer to “Transfers and Withdrawals” for additional information.
Please note: Transfers out of a Participant’s Account will be considered withdrawals for purposes of determining the Income Base used to calculate the Guaranteed Income Amount. In addition, withdrawals that constitute Excess Withdrawals will reduce the Income Base and, therefore, the Guaranteed Income Amount, for future years.
Participants may make withdrawals or transfers out of the SecurePath for Life Product in writing or by telephoning the SecurePath Service Center. All Participants should be aware that a transaction authorized by telephone and reasonably believed to be genuine by the Company may subject the Participant to risk of loss if such instruction is subsequently found not to be genuine. The Company will employ reasonable procedures, including requiring Participants to give certain identification information and tape recording of telephone instructions, to confirm that instructions communicated by telephone are genuine. To the extent that the Company fails to use reasonable procedures to verify the genuineness of telephone instructions, the Company may be liable for any losses due to telephone instructions that prove to be fraudulent or unauthorized.
Rights Reserved by the Company
Subject to compliance with applicable laws and, when required by law, approval of the Contractholders and/or Participants and any appropriate regulatory authority, the Company reserves the following rights:

(1)	To operate the Variable Investment Options in any form permitted under the 1940 Act, or in any other form permitted by law;

(2)	To take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act;

(3)	To transfer any assets in a Variable Investment Option to another Variable Investment Option or to one or more Separate Accounts, or to add, combine or remove Variable Investment Options;

(4)	To substitute, for the interests of the Underlying Funds held by any of the Variable Investment Options, interests in another investment company or any other investment permitted by law; and

(5)
To make any necessary technical changes in the Contract in order to conform with any of the above-described actions or as may be required or permitted by applicable law affecting the Variable Investment Options or the Contracts.

The Company will exercise its right to make any of these changes when, in its judgment, such change is in the best interests of Contractholders and Participants and/or such change is required under applicable law. In certain circumstances, such as the liquidation of a Target Date Fund, the Company may transfer assets in a Variable Investment Option to the Money Market Variable Investment Option on a temporary basis until an appropriate

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substitute Variable Investment Option has been made available and approved by any applicable regulatory authorities. In the event that an appropriate substitute Variable Investment Option cannot be made available, a Participant may elect to receive a distribution of the Guarantee Value under the Contract in lieu of a continued investment in the Money Market Variable Investment Option.
Contractholders and Participants will be notified of any material changes in the Contract or in the Variable Investment Options thereunder.

PURCHASE
Contributions
A minimum Account Value of $2,000 is generally required to rollover to an IRA. Otherwise, there is no minimum amount required to invest in the SecurePath for Life Product, and a Participant in a Plan may direct both vested and unvested amounts to the SecurePath for Life Product. Generally, subject to the Code and the terms of the applicable retirement arrangement, a Participant can make additional Contributions at any time during the Accumulation Period. However, after the Lock‑In Date, a Participant may make additional Contributions to the Account, subject to a minimum Contribution of $5,000 under a Plan or $2,000 for an IRA. Because of this minimum, Plan and IRA Participants may be required to redirect any future Contributions less than that minimum amount to another investment option within the Plan or IRA after the Lock‑In Date, and to transfer such Contributions as a Contribution to the SecurePath for Life Product only after they accumulate to the applicable minimum. Currently, a Participant must get the Company’s approval to make maximum aggregate Contributions in excess of $2.5 million, unless the Company is prohibited under applicable state law from requiring such prior approval.
If a Participant takes a complete withdrawal from the SecurePath for Life Product, the Company may restrict the right to allocate additional Contributions to the SecurePath for Life Product for up to 1 year after the complete withdrawal. A Participant in a Plan who takes a complete withdrawal from the SecurePath for Life Product will also be required to make a corresponding change to any allocation of future Contributions to the Contract to another investment option available under the Plan.
All Participant Contributions credited to an Account are vested and nonforfeitable for purposes of the Contract. Amounts that have not vested pursuant to the terms of the applicable Plan may be forfeited upon    certain events, such as severance from employment, under the vesting requirements set forth in the applicable Plan, and subject to the requirements of ERISA.
To the extent permitted by law, the Company reserves the following rights: (i) to waive minimum Contribution amounts at any time; (ii) to waive restrictions on additional Contributions after a complete withdrawal; and (iii) to cease accepting new Contributions under a Contract at any time.
Age Restrictions
For certain Contracts, a Participant may only make Contributions to the SecurePath for Life Product at the beginning of the calendar year the Participant will turn age 50. Other Contracts may allow for Contributions to the SecurePath for Life Product without age restriction.
Allocation of Contributions
Upon receipt of a Contribution (in good order at the SecurePath Service Center), it will be credited to the Participant’s Account in the form of Units of the applicable Variable Investment Option. The number of Units to be credited is determined by dividing the dollar amount allocated to the Variable Investment Option by the Unit value of that Variable Investment Option on the Business Day on which the Contribution is received. The number of Units shall not be changed by any subsequent change in the value of a Unit, but the dollar value of a Unit will vary in amount depending upon the investment experience of the applicable Variable Investment Option.
A Participant’s initial Contribution will be credited to the Participant’s Account no later than two Business Days after receipt of the Contribution in good order by the Company. The initial Contribution will generally be in good order if the Participant’s application or enrollment documentation is complete upon receipt at the SecurePath Service Center. If the application or enrollment documentation is not complete, the Company may contact a Participant to obtain the necessary information to complete the enrollment form. If the Company does not have the information necessary to credit the initial Contribution to the Participant’s Account within five Business Days after receipt of the initial

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Contribution, then the Company will either return the Contribution or obtain the Participant’s consent to continue holding the Contribution until the Company receives the necessary information.
Subsequent Contributions will be credited to the Participant’s Account with the applicable Units as of the Business Day on which the Contribution is received in good order at the applicable SecurePath Service Center. Subsequent Contributions received in good order after the close of a Business Day will be credited on the following Business Day.
At its discretion, the Company may give initial and subsequent Contributions (as well as transfers) received in good order by certain broker-dealers or retirement Plan recordkeepers prior to the close of a Business Day the same treatment as they would have received had they been received at the same time by the Company.
Determination of Account Value
The value of a Participant’s Account will go up or down depending on the investment performance of the Variable Investment Option to which the Participant’s Account Value is allocated. There can be no guarantee that a Participant’s Account Value will increase, and a Participant may lose money by investing in the SecurePath for Life Product.
A Participant’s Account Value on any given Business Day will be equal to the number of Units of the Variable Investment Option credited to the Participant’s Account multiplied by the Unit value as of the close of that Business Day.
The Unit value of a Variable Investment Option is determined on each Business Day by subtracting (b) from (a) and dividing the result by (c), where

(a)	equals the aggregate net asset value on that Business Day of all investments held by the Variable Investment Option; and

(b)	equals the aggregate mortality and expense risk fees, administrative charges, and guaranteed income benefit fees accrued as of that Business Day; and

(c)	equals the total number of Units held in the Variable Investment Option on that Business Day before the purchase or redemption of any Units on that Business Day.
The Unit value for each Variable Investment Option is calculated each Business Day after the close of the New York Stock Exchange.
Variable Investment Options
Upon selecting participation in the SecurePath for Life Product, your Contributions will be invested in one of the following Variable Investment Options. As a condition to participating in the Contract, you will be assigned to a Variable Investment Option based on your birth year. This Variable Investment Option in turn invests in an Underlying Fund, which is a target date fund. You may not select another Variable Investment Option available under the Contract, and will not have the opportunity to transfer to another Variable Investment Option.
The following table shows how you would be assigned to a particular Variable Investment Option, and also shows the corresponding Target Date Fund for that Variable Investment Option and its respective target asset allocations as of January 31, 2022. Please see the underlying Target Date Funds’ prospectus and/or supplements for any updates to these target allocations. Information is provided for all Target Date Funds that may become available under the Contract.

Birth Year of Participant	Variable Investment Option	Underlying Fund (Investor Share Class)	Underlying Fund Target Asset Allocation
1952 or earlier	SecurePath for Life Retirement Income	Vanguard Target Retirement Income Fund	~30% in stocks / ~70% in bonds and short-term investments
1953-1957	SecurePath for Life 2020	Vanguard Target Retirement 2020 Fund	~49% in stocks /~51% in bonds and short-term investments
1958-1962	SecurePath for Life 2025	Vanguard Target Retirement 2025 Fund	~60% in stocks /~40% in bonds and short-term investments
1963-1967	SecurePath for Life 2030	Vanguard Target Retirement 2030 Fund	~70% in stocks /~30% in bonds and short-term investments

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Birth Year of Participant	Variable Investment Option	Underlying Fund (Investor Share Class)	Underlying Fund Target Asset Allocation
1968-1972	SecurePath for Life 2035	Vanguard Target Retirement 2035 Fund	~75% in stocks /~25% in bonds and short-term investments
1973-1977	SecurePath for Life 2040	Vanguard Target Retirement 2040 Fund	~80% in stocks /~20% in bonds and short-term investments
1978-1982	SecurePath for Life 2045	Vanguard Target Retirement 2045 Fund	~90% in stocks / ~10% in bonds and short-term investments
1983 or later	SecurePath for Life 2050	Vanguard Target Retirement 2050 Fund	~90% in stocks / ~10% in bonds and short-term investments
Each Target Date Fund pursues its investment objectives by investing in other Vanguard mutual funds according to its current asset allocation strategy. Each Target Date Fund is subject to several stock and bond market risks, any of which could cause an investor to lose money. To the extent the Target Date Fund invests more of its assets in bonds and short-term investments, it will typically be less volatile than a Target Date Fund investing more of its assets in stocks.
The Vanguard Target Retirement Income Fund invests in other Vanguard mutual funds according to an asset allocation strategy designed for investors currently in retirement. The other Target Date Funds pursue an asset allocation strategy designed for investors planning to retire in or within a few years of the target retirement date. The asset allocation of each Target Date Fund, other than the Retirement Income Fund, will become more conservative over time meaning that the percentage of assets allocated to stocks will decrease while the percentage of assets allocated to bonds and other fixed income investments will increase. Within seven years after the target date noted in the Target Date Fund’s name, the Target Date Fund’s asset allocation should become similar to that of the Vanguard Target Retirement Income Fund. The Vanguard Target Retirement Income Fund maintains a static asset allocation strategy. The Target Date Funds available through the Variable Investment Options under the Contract are designed to manage the risk of the Company in offering the guaranteed lifetime withdrawal benefit.
In addition, information regarding each Underlying Fund, including (i) its name (ii) its investment objective (iii) its investment adviser and any sub‑investment adviser (iv) current expenses and (v) performance is available in the Appendix: Portfolios Available Under the Policy. Each underlying fund portfolio has issued a prospectus that contains more detailed information about its investment holdings, including a description of investment risks. You may obtain a free copy of the underlying fund portfolio prospectuses by contacting our Administrative Office at (866)287‑8388 or by visiting our website at www.transamerica.com.
Money Market Variable Investment Option for Temporary Investment. The Money Market Variable Investment Option is not currently available for Contributions, but may be used for the purpose of holding investments on a temporary basis in the event that a Target Date Fund were no longer available, due to liquidation, closure, or otherwise. For example, if a Target Date Fund were to liquidate, assets may be transferred to the Money Market Variable Investment Option on a temporary basis until an appropriate substitute Variable Investment Option has been made available and approved by any applicable regulatory authorities. In the event that an appropriate substitute Variable Investment Option cannot be made available, a Participant may elect to receive a distribution of the Guarantee Value under the Contract in lieu of a continued investment in the Money Market Variable Investment Option.
In order to avoid the Money Market Fund (i.e., the Underlying Fund of the Money Market Investment Option) from having a negative yield, its investment adviser, Transamerica Asset Management, Inc. (“TAM”) or an affiliate, may waive fees or reimburse the fund’s expenses. Any such waiver or expense reimbursement would be voluntary, could be discontinued at any time, and is subject in certain circumstances to reimbursement by the Money Market Fund to TAM or its affiliates. There is no guarantee that the fund will be able to avoid a negative yield.
Substitution. The Company may substitute one or more of the Underlying Funds used as investment options. The Company may also cease to allow investments in existing Underlying Funds. To the extent required by applicable law, the Company will seek the approval of the Securities and Exchange Commission and any necessary state insurance departments before taking such actions, and provide any required notices to Contractholders.
When the asset allocation of a Target Date Fund, other than the Vanguard Target Retirement Income Fund, becomes similar to that of the Vanguard Target Retirement Income Fund, which follows a static asset allocation strategy designed for investors currently in retirement, the board of directors of the Target Date Fund may determine that it is in the best interest of Target Date Fund shareholders to combine the Target Date Fund with such Retirement Income Fund. Target Date Fund shareholders will be notified in advance of such a combination, and once the combination occurs, a

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Participant’s Account Value in a Variable Investment Option that had been invested in a Target Date Fund will instead be invested in the Vanguard Retirement Income Fund. To the extent required by applicable law, the Company will seek the approval of the Securities and Exchange Commission and any necessary state insurance departments for the substitution of the Target Date Fund with the Vanguard Retirement Income Fund.

EXPENSES
Transaction Expenses
Transfers. Participants will be assigned to a Variable Investment Option based on birth year. A Participant may not select another Variable Investment Option available under the Contract, and will not have the opportunity to transfer to another Variable Investment Option.
Withdrawals. A Participant may withdraw or transfer out all or a portion of the amount credited to the Participant’s Account at any time during the Accumulation Period and prior to his or her death.
The SecurePath for Life Product provides a guaranteed lifetime withdrawal benefit under which the Company guarantees that a Participant, after establishing a Lock‑In Date, will be able to receive the Guaranteed Income Amount during each Annual Period, first as withdrawals from the Account Value and, if necessary, as payments from the Company. See Guaranteed Income Amount.
Any withdrawal or transfer out is subject to applicable limitations of the Participant’s Plan or IRA well as the provisions of the Code. Retirement Plans typically permit withdrawals only upon severance of employment, death, disability, attaining a minimum age or for certain hardship withdrawals. Depending upon the provisions of the Plan, transfers to other investment options offered under your employer’s Plan may be permitted.
If spousal consent rules apply to a Participant’s Plan, a Participant may be required to obtain spousal consent prior to withdrawing amounts from the Participant’s Account, including withdrawals of the Guaranteed Income Amount. With respect to withdrawals of the Guaranteed Income Amount under such a Plan, spousal consent must be obtained at the Lock‑In Date. Material changes to a Participant’s marital status (such as marriage after the Lock‑In Date), or to a Participant’s investment in the Product (such as a Contribution after the Lock‑In Date) may require subsequent spousal consent for withdrawals of the Guaranteed Income Amount after the Lock‑In Date.
There are no withdrawal fees or redemption charges, but the Participant may be restricted from allocating new Contributions to the SecurePath for Life Product for up to one year after a complete withdrawal or transfer out of the Account. A complete withdrawal or transfer out of the Account will terminate the guaranteed lifetime withdrawal benefit. After the one year waiting period, a Participant may allocate new Contributions to the SecurePath for Life Product and thereby establish a new Income Base and new guaranteed lifetime withdrawal benefit. At the time of allocating new Contributions after a previous complete withdrawal, a Participant should consider the fees and expenses in effect at that time as disclosed in the prospectus, since fees and expenses may change as provided under Insurance and Administrative Charges.
Withdrawals from a Plan or IRA are generally taxed as ordinary income. In addition, a penalty tax may be payable under the Code upon the early withdrawal of amounts from an Account, to the extent they are also withdrawn from the Plan or IRA. See Tax Information below.
Transfers out of the Account will be considered withdrawals for purposes of determining the Income Base used to calculate the Guaranteed Income Amount. To the extent a Participant’s withdrawals after the Lock‑In Date are in excess of the Guaranteed Income Amount during an Annual Period, they may be considered Excess Withdrawals which will reduce the Participant’s Income Base, and therefore reduce the Guaranteed Income Amount for future periods. All withdrawals prior to the Lock‑In Date will be treated as Excess Withdrawals.
Retirement Plan Loans. Certain retirement Plan arrangements may permit Participant loans. A Participant’s Account Value in the SecurePath for Life Product will be considered in determining the amount available to the Participant for a Plan loan, but amounts will not be withdrawn from the SecurePath for Life Product in order to fund a Plan loan. As a result, a Plan Participant may be required to initiate a transfer out of the SecurePath for Life Product, if the Participant wishes to access amounts in the SecurePath for Life Product in order to fund a Plan loan. Such a transfer may constitute an Excess Withdrawal for purposes of calculating the Income Base, and therefore reduce the Guaranteed Income Amount available to the Participant for future periods. When a Participant repays a Plan loan, the payment amounts are invested based on the Participant’s standing directions for allocating Plan Contributions. If the Participant has directed certain amounts to be invested in the SecurePath for Life Product, such repayment amounts will be treated as new Contributions

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to the SecurePath for Life Product.
Payment of Withdrawal Amount. The Account Value withdrawn will be determined on the Business Day on which a request for a withdrawal is received by the Company in good order. For a complete withdrawal, the Participant will receive a full withdrawal of the Participant’s Account Value as determined on that Business Day by multiplying the number of Units in the Participant’s Account by the Unit value (on that Business Day). For a partial withdrawal, the Participant’s Account will be reduced by the number of Units obtained by dividing the amount of the withdrawal by the Unit value for that Business Day. A full or partial withdrawal payment will be made within seven days after receipt of the written request in good order.
Automatic Withdrawals. The Company offers an automatic withdrawal feature that enables a Participant to receive periodic withdrawals in monthly, quarterly, semi-annual or annual intervals. The Company processes automatic withdrawals at the end of the Business Day at the interval selected. These automatic withdrawals will continue until the Participant elects to terminate them.
At the Lock‑In Date, a Participant must elect the schedule by which the Participant will receive the Guaranteed Income Amount pursuant to these automatic withdrawals. Prior to the Lock‑In Date, any automatic withdrawals would constitute Excess Withdrawals that reduce the Participant’s Income Base.
Suspension of Payments or Transfers. The Company may be required to suspend or postpone payments made in connection with withdrawals or transfers of Account Value for any period when (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) the SEC has declared an emergency, during which sales and redemptions of shares of the Underlying Funds are not feasible or the shares cannot reasonably be valued; or (d) the SEC, by order, permits suspension or postponement of payments for the protection of investors.
Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require the Company to reject a Participant’s Contribution and/or to “freeze” a Participant’s Account. If these laws apply in a particular situation, then the Company would not be allowed to pay any request for withdrawals or Death Benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. The Company may also be required to provide information about a Participant and a Participant’s interest in a Contract to government agencies or departments.

BASE CONTRACT EXPENSES
Insurance and Administrative Charges
The Company assesses daily charges against the net assets of the Variable Investment Options, consisting of mortality and expense risk fees, administrative charges, and guaranteed income benefit charges. The mortality risk portion of the charges compensates the Company for assuming the risk that the Participant will live longer than expected based on life expectancy tables, thereby causing the Company to pay greater than expected benefits. The expense risk portion of the charge compensates the Company for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the Contract. The administrative portion of the charge compensates the Company for overall administrative costs, including costs of preparation and issuance of the Contracts, recordkeeping, preparing confirmations and annual reports, legal and accounting services, and insurance filings. The guaranteed income benefit charge relates to the guaranteed lifetime withdrawal benefit provided under the Contract.
If these charges do not cover the Company’s actual costs, then the Company absorbs the loss. If the charges more than cover actual costs, then the excess is added to the Company’s surplus. The Company expects to profit from these charges. The Company may use any profit for any proper purpose, including distribution expenses.
The mortality and expense risk fees, administrative charges and guaranteed income benefit charges equal,    on an annual basis, the following percentages of the net asset value of the Variable Investment Options:

	Maximum	Current
Mortality and Expense Risk Fees	0.10%	0.10%
Administrative Fees	0.45%	0.45%
Guaranteed Income Benefit Charge	1.40%	0.90%
Total Pooled Account Annual Expenses	1.95%	1.45%

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The Company reserves the right to increase the guaranteed income benefit charge up to a maximum of 1.40% for the Contracts upon 90 days’ prior written notice of the change, although we have no current intention to do so. Any increases in this charge would apply to the daily value of the Variable Investment Options upon the applicable effective date. Any increases in the charge may vary by type of retirement Plan or program, including IRAs.
Annual Contract Charge
The Company reserves the right to deduct an annual contract charge not to exceed $50 from a Participant’s Account to reimburse the Company for administrative expenses relating to the maintenance of the Contracts. The Company currently waives this fee, but may, in the future, impose this charge in accordance with the provisions of the Contracts.
The Company also reserves the right, if such a charge is imposed, to waive, on a temporary or permanent basis, all or part of such charge for certain classes of Contracts or for certain new classes of Contracts which may be sold in the future where circumstances exist that result in differences in the Company’s costs or in the services required from the Company. For example, waivers may be granted for Contractholders with large numbers of Participants with large Account balances or for Contractholders which assume certain administrative expenses which the Company would otherwise bear. We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.
If imposed, this charge would represent reimbursement for administrative costs expected to be incurred over the life of the Contracts. The Company does not anticipate any profit from this charge.
Underlying Fund Fees
When a Participant makes Contributions or transfers into the Account, the Participant’s assets will be directed to a Variable Investment Option investing in the Target Date Fund applicable based upon the Participant’s birth year. The value of the assets in each Variable Investment Option reflects the fees and expenses paid by the underlying Target Date Fund, including investment advisory fees and other expenses. A Participant will bear these charges and expenses, in addition to the expenses of the Contract described above. As provided in the Target Date Funds’ prospectus dated January 31, 2023 the total annual fund operating expenses for each of the Target Date Funds is 0.08% This reflects operating expenses incurred by the Target Date Funds during their last fiscal year end. Actual Target Date Fund expenses may vary significantly. Please see the prospectus for the Target Date Funds for additional information about the Target Date Fund fees and expenses.
Transamerica BlackRock Government Money Market VP, an Underlying Fund which is not available for allocations or transfers, had total net annual portfolio operating expenses of 0.24% for the fiscal year ended December 31, 2022.
Premium Tax
Under the laws of certain jurisdictions, premium taxes may apply to Participants that elect to purchase a Fixed Annuity. These taxes currently range from 0% to 3.5%. Any applicable premium taxes will generally be deducted from a Participant’s Account when it is applied to purchase a Fixed Annuity.
Retirement Plan Fees and Credits
A Participant in a Plan may be subject to administrative fees or charges that are levied against the Accounts of Participants in the Plan, including Participant head charges and Plan service fees. Any such administrative fees would be in addition to the fees and charges described for the SecurePath for Life Product. As authorized by the Plan sponsor, such fees may be deducted directly from Participant Accounts, including the Participant’s Account in the SecurePath for Life Product. Such a fee deduction from a Participant’s Account will not be treated as an Excess Withdrawal for purposes of calculating the Guaranteed Income Amount. In addition, Plan sponsors may direct that certain administrative fee credits or reimbursements may be deposited directly into Participant Accounts, including the Participant’s Account in the SecurePath for Life Product. Such a fee credit to a Participant’s Account will not be credited as a Contribution that increases a Participant’s Income Base.

GENERAL DESCRIPTION OF THE CONTRACT
Ownership
You, as Owner of the Contract, exercise all rights under the Contract. You can generally change the Owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on

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Your ability to change the ownership of a qualified Contract. An ownership change may be a taxable event.
Beneficiary
The Beneficiary is named through documentation signed with the Plan or IRA Account administrator. The Participant may change the Beneficiary at any time before the Participant dies. A change of Beneficiary will take effect on the date the change request form is signed, provided that the form is received in good order at the SecurePath Service Center. If the Participant elects joint coverage under the Contract, the spouse must be named as the Beneficiary of the Account. If a Participant fails to name a Beneficiary, or if the named Beneficiary is deceased at the time of the Participant’s death, the Company may, at its option, pay the Death Benefit in a lump sum to the Participant’s estate.

BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the standard benefits available under the Contract. There are no optional benefits available under the Contract.

Name of Benefit	Purpose	Maximum Annual Fee	Brief Description of Restrictions/Limitations
Guaranteed Lifetime Withdrawal Benefit	This benefit focuses on providing guaranteed lifetime periodic withdrawals, regardless of market performance, on a single or joint life.	1.95%

•  Must be 50 years of age to invest and begin to grow the Income base needed to realize Benefit.
•  Benefit may be activated as early as age 55.
•  Benefit terminates upon annuitization.
•  Investment option is limited to a designated Underlying Target Date Fund based on your birth year and scheduled retirement date (age 65).
•  Taking a withdrawal before locking in the benefit reduces the Guaranteed Income Amount.
•  Taking withdrawals in excess of the Guaranteed Income Amount will reduce the Income Base, which will reduce future income payments.

Death Benefit	Participant dies before the Annuity Purchase Date, the value of his/her Accumulation Account will be paid to the beneficiary.	No Charge	Only payable if the Participant dies before the Annuity Purchase Date,
Guaranteed Lifetime Withdrawal Benefit
The SecurePath for Life product guarantees a Participant’s ability to receive a designated amount (called the “Guaranteed Income Amount”) from the SecurePath for Life Product during each Annual Period for life, first as withdrawals from the Account Value and, if necessary, as payments from the Company. The Guaranteed Income Amount is the maximum amount that can be withdrawn annually without affecting future Guaranteed Income Amounts and is calculated by reference to a percentage of a value, called the Income Base. The Income Base is equal to the initial Contribution to the Variable Investment Option, and is thereafter increased by subsequent Contributions and reduced for certain withdrawals that are considered to be Excess Withdrawals. On the Annual Step‑Up, if the Participant’s Account Value exceeds the current Income Base, then the Income Base will be increased to the Participant’s Account Value.
The SecurePath for Life Product is designed to provide an annual income amount for life and may be appropriate for investors who intend to make periodic withdrawals from their Account, and wish to ensure that market volatility will not have a negative impact on the ability to receive annual income.
Please note:

•
A Participant cannot carryover any portion of his/her Guaranteed Income Amount that is not withdrawn during an Annual Period for withdrawal in a future Annual Period. This means that if a Participant does not take the full Guaranteed Income Amount during an Annual Period, then that Participant cannot take more than

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the Guaranteed Income Amount in the next Annual Period without affecting the Income Base used to calculate the Guaranteed Income Amount.

•
A Participant’s investment in the SecurePath for Life Product and receipt of the Guaranteed Income Amount will cease upon the election to purchase a Fixed Annuity option. See “Annuity Options- (The Income Phase).”

Income Base. The Income Base is used to calculate the Guaranteed Income Amount that a Participant will be entitled to receive. The Income Base is not a cash value, a surrender value, or a Death Benefit. It is not available for withdrawal, is not a minimum return for a Variable Investment Option, and is not a guarantee of Account Value.
When a Participant contributes to a Variable Investment Option, the initial Income Base is equal to the Account Value. The Income Base is subsequently increased by each Contribution made to the SecurePath for Life Product, including new Contributions and transfers made from other investment options available in the Participant’s retirement Account. The Income Base is subsequently reduced due to a Participant’s withdrawal from the SecurePath for Life Product to the extent it is an Excess Withdrawal (see Withdrawals below). Transfers out of the SecurePath for Life Product to other investment options offered in a retirement Plan or IRA constitute withdrawals for the purposes of this determination.
Each Excess Withdrawal reduces the Income Base by the amount of the “Income Base Adjustment.” The Income Base Adjustment equals the greater of (a) the amount of the Excess Withdrawal, or (b) the amount of the Excess Withdrawal multiplied by the ratio of the Income Base (before the Excess Withdrawal) to the Account Value (before the Account Value is reduced by the amount of the Excess Withdrawal). The Income Base Adjustment may reduce the Income Base by more than the dollar amount of the Excess Withdrawal; in particular, the Income Base Adjustment will be greater than the Excess Withdrawal if the Participant’s Account Value is less than the Income Base. A Participant with an Income Base significantly higher than the Participant’s Account Value should consider that there will be a significant reduction to the value of the guaranteed lifetime withdrawal benefit as a result of an Excess Withdrawal. An Excess Withdrawal that reduces a Participant’s Income Base to zero terminates the guaranteed lifetime withdrawal benefit.
If the Account Value is greater than the current Income Base on the Participant’s birthday (or the next Business Day after the Participant’s birthday, if not a Business Day), then the Participant’s Income Base will be re‑set to equal the Account Value on that date. The date of this annual adjustment to the Income Base is referred to as the “Annual Step‑Up.”
To see several examples of how the Income Base is calculated, see Example 1 in the section titled Appendix: Examples of Guarantee Lifetime Withdrawal Benefit Calculations.
Timing of Income Base Updates. Transactions effecting a change in a Participant’s Income Base will be reflected in the Income Base calculation generally within 48 hours. Participants seeking to establish a Lock‑In Date are advised to confirm the applicable Income Base and Guaranteed Income Amount with the Company, if they have made a Contribution or withdrawal within the past 48 hours. Participants that make Contributions or withdrawals within 48 hours of a scheduled withdrawal of the Guaranteed Income Amount may not see any applicable increase or decrease in the Guaranteed Income Amount reflected until the next scheduled Guaranteed Income Amount withdrawal.
Guaranteed Income Rate Table. The Company may maintain one or more Guaranteed Income Rate Tables, each of which sets forth a series of percentage rates called the Guaranteed Income Rates. The Guaranteed Income Rates vary depending on the Participant’s Benefit Age and whether the Participant has elected single life or joint coverage. Each Contribution that a Participant makes will be attached to a Guaranteed Income Rate Table at the time of the Contribution.
The Guaranteed Income Rate Table currently in effect as of the date of this prospectus is set forth below. The Company reserves the right to establish one or more new Guaranteed Income Rate Tables, under which the Guaranteed Income Rates could be increased or reduced, depending upon changes in the interest rate environment and overall market conditions. The Company will provide at least 30 days’ prior written notice of any change to the Guaranteed Income Rate Table. Any change to the Guaranteed Income Rate Table will not be applied to existing Contributions, and will only affect future Incremental Contributions to the Contract (as further described below).

Age at Lock- In Date	Single Life	Joint Coverage(1)(2)	Age at Lock- In Date	Single Life	Joint Coverage(1)(2)
< 50	N/A	N/A	65	4.50%	4.00%
50‑54	N/A	3.00%	66	4.60%	4.10%

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Age at Lock- In Date	Single Life	Joint Coverage(1)(2)	Age at Lock- In Date	Single Life	Joint Coverage(1)(2)
55	3.50%	3.00%	67	4.70%	4.20%
56	3.60%	3.10%	68	4.80%	4.30%
57	3.70%	3.20%	69	4.90%	4.40%
58	3.80%	3.30%	70	5.00%	4.50%
59	3.90%	3.40%	70	5.10%	4.60%
60	4.00%	3.50%	72	5.20%	4.70%
61	4.10%	3.60%	73	5.30%	4.80%
62	4.20%	3.70%	74	5.40%	4.90%
63	4.30%	3.80%	75	5.50%	5.00%
64	4.40%	3.90%
(1) Based upon the age of the Younger Spouse
(2) A Participant must attain age 55 to elect a Lock‑In Date, and a spouse must attain age 50 for a participant to elect a Lock‑In Date under Joint Coverage.

For any Contribution after the Company has established more than one Guaranteed Income Rate Table, the Guaranteed Income Rate Table that applies to the Contribution will depend on whether it is an “Incremental Contribution”, which is that portion of a Contribution that exceeds all Outstanding Excess Withdrawals at the time of Contribution. Outstanding Excess Withdrawals are equal to the total amount of outstanding Excess Withdrawals that have not been “paid back” by a subsequent Contribution. For avoidance of doubt, a Participant’s initial Contribution to the SecurePath for Life Product is an Incremental Contribution.
An Incremental Contribution will be attached to the Guaranteed Income Rate Table in effect at the time of the Incremental Contribution. A Contribution (or any portion of that Contribution) that is not an Incremental Contribution will be attached to the Blended Guaranteed Income Rate calculated as of the Participant’s last Incremental Contribution.
Blended Guaranteed Income Rate. A Participant’s Blended Guaranteed Income Rate will initially be determined when the Participant chooses to lock‑in the guaranteed lifetime withdrawal benefit on the Lock‑In Date, and is calculated based upon the weighted average of the Guaranteed Income Rates applicable to each Incremental Contribution made to the Contract (which Guaranteed Income Rates will be different if the Participant has contributed under different Guaranteed Income Rate Tables). The Guaranteed Income Rate applicable to an Incremental Contribution depends on the applicable Guaranteed Income Rate Table at the time the Incremental Contribution was made, the Participant’s Benefit Age on the Lock‑In Date (or at the time of the Incremental Contribution if it is made after the Lock‑In Date), and whether the Participant has elected single life or joint coverage. The calculation of the Blended Guaranteed Income Rate is designed to prevent Participants from making Excess Withdrawals solely to re‑deposit as a Contribution at a higher Guaranteed Income Rate. Because of this feature, Participants should note that a Contribution may be attached to a Guaranteed Income Rate different than that in the currently effective Guaranteed Income Rate Table if the Participant has made previous Excess Withdrawals.
The Blended Guaranteed Income Rate will be calculated pursuant to the following formula:

(A+B+C…)	divided by the	Sum of All Incremental Contributions (after giving effect to the new Incremental Contributions), where

A	=	Sum of Incremental Contributions under Guaranteed Income Rate Table 1 multiplied by the applicable Guaranteed Income Rate under Table 1
B	=	Sum of Incremental Contributions under Guaranteed Income Rate Table 2 multiplied by the applicable Guaranteed Income Rate under Table 2
C	=	Sum of Incremental Contributions under Guaranteed Income Rate Table 3 multiplied by the applicable Guaranteed Income Rate under Table 3
The Blended Guaranteed Income Rate is calculated based upon the Guaranteed Income Rate Table attached to each Incremental Contribution; increases in the Income Base due to the Annual Step‑Up are not considered Contributions and are not considered in calculating the Blended Guaranteed Income Rate.
To see several examples of how the Blended Guaranteed Income Rate is calculated, see Example 2 in the section titled “Appendix: Examples of Guarantee Lifetime Withdrawal Benefit Calculations.”

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If the Participant does not have any Outstanding Excess Withdrawals, then the Guaranteed Income Rate applied to Contributions made after the Lock‑In Date is based on the Participant’s Benefit Age at the time of the additional Incremental Contribution and the Guaranteed Income Rate Table then in effect. See Contributions After the Lock‑In Date for further information regarding the calculation of the Blended Guaranteed Income Rate if Contributions are made after the Lock‑In Date.
Lock‑In of Guaranteed Income Amount. The Guaranteed Income Amount will initially be determined on the Lock‑In Date, based on the Blended Guaranteed Income Rate multiplied by the Income Base. The Guaranteed Income Amount must equal at least $250. The Guaranteed Income Amount will subsequently be recalculated based on any change in the Income Base or the Blended Guaranteed Income Rate due to Contributions, Excess Withdrawals or the Annual Step‑Up.
The Guaranteed Income Amount is the amount that the Company guarantees that a Participant will receive annually for life after the Lock‑In Date, first as withdrawals from the Account Value and, if necessary, as payments from the Company. A Participant can receive a payment equal to the Guaranteed Income Amount during each Annual Period, even if market performance and/or previous withdrawals consisting solely of the annual Guaranteed Income Amount have reduced that Participant’s Account Value to $0. Before the Lock‑In Date, the Guaranteed Income Amount is zero.
A Participant must be at least age 55 and, if applicable, must be entitled to make withdrawals under the terms of any applicable Plan to elect a Lock‑In Date. A spouse must also attain age 50 for a Participant to elect a Lock‑In Date and establish joint coverage. Typically, a Plan Participant must have retired or terminated employment to begin taking withdrawals of the Guaranteed Income Amount after the Lock‑In Date. For some Plans, a Plan Participant may elect to take so‑called “in‑service” withdrawals from the Plan while continuing to be employed, provided that the Participant is at least age 59 1⁄2. A Participant seeking to establish a Lock‑In Date and take in‑service withdrawals of the Guaranteed Income Amount must be fully vested in his or her Account Value in the SecurePath for Life Product under the terms of the applicable Plan. Once elected, a lock‑In Date cannot be changed.
At the Lock‑In Date, the Participant must make the following elections: (i) to establish joint or single life coverage; and (ii) to establish the automated payment schedule for withdrawals of the Guaranteed Income Amount (monthly, quarterly, or annually). If the Participant’s Plan is subject to spousal consent rules, the Participant must obtain a notarized spousal consent to the withdrawals of the Guaranteed Income Amount, in accordance with the provisions of the Plan. The foregoing elections and consents must be made in writing on the applicable Lock‑In form provided by the SecurePath for Life Service Center.
Contributions After the Lock‑In Date. After the Lock‑In Date, a Participant may make additional Contributions to the Account, subject to a minimum Contribution of $5,000 under a Plan or $2,000 for an IRA. Additional Contributions will be applied to increase the Guaranteed Income Amount. The new Guaranteed Income Amount will be equal to the Income Base (after giving effect to the additional Contribution) multiplied by the then-effective Blended Guaranteed Income Rate. A Contribution after the Lock‑In Date may change the Blended Guaranteed Income Rate. The portion of the new Contribution that is an incremental Contribution (meaning that portion which is greater than Outstanding Excess Withdrawals) will be: (i) attached to the Guaranteed Income Rate Table then in effect; and (ii) will receive the Guaranteed Income Rate from that table that would apply based upon the Participant’s Benefit Age at the time of the Incremental Contribution. If the Participant makes an Incremental Contribution after the Lock‑In Date after attaining a higher Benefit Age, the Participant will receive the benefit of the higher Guaranteed Income Rate applicable to that Benefit Age under the then-effective Guaranteed Income Rate Table.
To see several examples of the impact of Contributions made after the Lock‑In Date, see Example 3 in the section titled “Appendix: Examples of Guarantee Lifetime Withdrawal Benefit Calculations.”
Election of Joint Coverage. On the Lock‑In Date, a Participant must make an election to establish joint or single life coverage. Joint coverage provides a Participant and the Participant’s spouse with the Guaranteed Income Amount annually, until the later of the death of the Participant or the Participant’s spouse. A Participant may elect joint coverage provided that he or she has attained the minimum age of 55 years old, and the Participant’s spouse is at least 50 years old, on the Lock‑In Date. There is no additional charge for joint coverage, but a lower Guaranteed Income Rate will apply if a Participant elects joint coverage. In addition, the Guaranteed Income Rate will be based on the Participant’s Benefit Age, which is the age of the younger of the Participant or the Participant’s spouse if joint coverage applies.

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Example:

Your age:	67
Your spouse’s age:	56
Benefit Age:	56
Income Base as of Lock‑In Date:	100,000
Guaranteed Income Rate* (from Table above):	3.10%
Guaranteed Income Amount:	$3,100

*	Example assumes no changes to the Guaranteed Income Rate Table during the times of Contributions.
Joint coverage can only apply to the person a Participant is legally married to, including a same-gender spouse, on the Lock‑In Date. Additionally, joint coverage can only apply in a retirement Account if the spouse has also been designated as the Beneficiary of the Plan or IRA Account. The Company must receive proof of marriage and proof of the spouse’s age in order to establish joint coverage. However, for Plan Participants, the Plan rules control whether an individual is recognized as a spouse and is therefore eligible for the joint benefit.
The election to establish joint coverage is irrevocable after the Lock‑In Date, and a Participant may not add or remove joint coverage after the Lock‑In Date. Joint coverage will not apply to a new spouse that a Participant marries after the Lock‑In Date, following divorce or the death of a spouse. If a Participant divorces the designated spouse, the Account Value and the applicable Income Base will be allocated between the Participant and the designated spouse as directed by court decree or other valid legal order.
If a Participant has maintained an investment in the SecurePath for Life Product, and dies before establishing a Lock‑In Date, the assets in the Account will be held in the name of the surviving Beneficiary that has been directed. If a spouse is the surviving Beneficiary, the spouse may elect to maintain an investment in the Contract to the extent permitted by the Participant’s Plan or IRA. If the surviving spouse maintains an investment in the Contract, the Participant’s Birthday will continue to be used to determine Annual Step‑Ups. The surviving spouse will be entitled to elect a Lock‑In Date after attaining the age of 55. At the Lock‑In Date, the Guaranteed Income Rate will be determined based upon the surviving spouse’s age, using the joint coverage rate provided in the applicable Guaranteed Income Rate Table(s). If permitted by the terms of the Plan or IRA, the surviving spouse may also elect to take a complete withdrawal of the Account Value, and re‑establish an Account under the SecurePath for Life Product in the surviving spouse’s own name. A surviving Beneficiary other than a spouse will only be entitled to receive the Account Value upon distribution of the retirement Account.
Withdrawals. A Participant may withdraw amounts from the Account at any time subject to the terms of the retirement Plan arrangement (See “Tax Information”). However, as described above, withdrawals made before the Lock‑In Date will reduce the Income Base and will be treated as Excess Withdrawals.
In addition, once a Participant has established the Lock‑In Date and is entitled to receive the Guaranteed Income Amount annually, withdrawals in excess of the Guaranteed Income Amount during an Annual Period will be Excess Withdrawals (subject to the exception for certain required minimum distributions described under “Required Minimum Distributions”) and will also reduce the Income Base and therefore the Guaranteed Income Amount for future years. For purposes of withdrawing the Guaranteed Income Amount, the applicable Annual Period will commence on the Participant’s birthday and end on the last Business Day preceding the Participant’s next birthday. If a Participant takes an Excess Withdrawal during an Annual Period, the Guaranteed Income Amount will be reduced to an amount equal to the Blended Guaranteed Income Rate multiplied by the Income Base, after giving effect to the Income Base Adjustment caused by the Excess Withdrawal.
An Excess Withdrawal that has the effect of reducing a Participant’s Income Base to zero will terminate the guaranteed lifetime withdrawal benefit.
An example relating to the withdrawal of the Guaranteed Income Amount is provided below. The example assumes that all Contributions are made under the currently effective Guaranteed Income Rate Table.
To see an example of the impact of taking a Withdrawal after the Lock‑In Date, see Example 4 in the section titled “Appendix: Examples of Guarantee Lifetime Withdrawal Benefit Calculations.”
A withdrawal of the Guaranteed Income Amount may consist of (a) an actual withdrawal of funds out of the Plan or IRA, (b) a transfer of funds out of the SecurePath for Life Product into another investment option available within the Plan or IRA, or (c) a forfeiture of an unvested employer Contribution directed to the SecurePath for Life Product. A

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Participant withdrawing funds from a Plan or IRA may be required to provide directions relating to the applicable investment options from which the withdrawal must be taken. In the absence of specific directions, the Plan or IRA administrator will withdraw assets from the funds available within the Plan or IRA in accordance with an established withdrawal sequence, which may withdraw amounts from the SecurePath for Life Product.
Required Minimum Distributions. Required Minimum Distributions (“RMDs”) are minimum amounts that a retirement Account owner must withdraw annually, generally starting with the year that he or she reaches 73 years of age under current Internal Revenue Code requirements (or age 70 1⁄2 if the retirement Account owner attained 70 1⁄2 before 1/1/2020). In certain circumstances, a Participant may be required to withdraw an RMD during an Annual Period in excess of the Guaranteed Income Amount. Any RMD withdrawal initiated by the Participant that exceeds the Guaranteed Income Amount for the Annual Period will be treated as an Excess Withdrawal. If the RMD withdrawal is made under the Automatic RMD Withdrawal Feature of the SecurePath for Life Product, it will not be treated as an Excess Withdrawal.
A Participant may elect the Automatic RMD Withdrawal Feature to ensure that withdrawals of the RMD Amount are not potentially treated as Excess Withdrawals when determining the Guaranteed Income Amount for future Annual Periods. This election may be made at the Lock‑In Date or thereafter.
 Example:

Annual Period:	January 16, Year 1 January 15, Year 2
Guaranteed Income Amount:	$5,000
Required Minimum Distribution (for calendar year 2021):	$10,000
Withdrawal on July 1, 2022:	$2,500
Withdrawal on September 1, 2022:	$2,500
In this example, the Participant has established an Automatic RMD Withdrawal Feature, and the applicable RMD Amount for Year 1 is determined to be $10,000. The Participant’s Guaranteed Income Amount for the Annual Period running from January 16, Year 1through January 15, Year 2 is $5,000. The Participant withdraws $2,500 on July 1, of the previous year, and then subsequently withdraws $2,500 on September 1, Year 1. The Participant has therefore withdrawn the full Guaranteed Income Amount for the Annual Period.
During the 4th quarter of each year, the Company will determine whether an adequate RMD Amount has been distributed for the applicable calendar year in relation to the Participant’s entire retirement Account balance. The Company will then make a distribution of any remaining RMD Amount from the Participant’s Account. For a Plan Participant, a distribution may also be made from other investment options available under the Participant’s retirement arrangement held with the Company’s affiliated retirement Plan administrator. This additional RMD Amount will be taken first from other investment options if available, prior to withdrawing funds from the SecurePath for Life Product. Under the example above, assuming that the Participant’s entire retirement Plan Account is held in the Contract, the Company will make an additional distribution of $5,000 prior to the end of the calendar year. This $5,000 distribution will not be treated as an Excess Withdrawal.
Please note: Election of the Automatic RMD Withdrawal Feature may restrict a Participant’s flexibility to manage required minimum withdrawals across multiple investments. In addition, any RMD Amount taken prior to the Lock‑In Date will be considered an Excess Withdrawal.
Portability. A Plan Contractholder may exercise certain rights under the Contract that may affect Participants, including termination of the Contract, termination of the Plan, or the transfer of the assets held under the Contract to another investment fund. In addition, certain Plans may contain provisions requiring a distribution of a Participant’s Account upon severance from employment. Such a forced distribution from the Contract may negatively impact any guarantee provided by the SecurePath for Life Product, including the receipt of the Guaranteed Income Amount.
Participants in a Plan may be eligible to rollover to an IRA Contract upon severance from employment or upon termination of the Contract by the Plan Contractholder. Upon rollover of the Account Value to an IRA, the Company will issue a Contract or certificate that reflects the Income Base that the Participant had established under the Plan. If the Participant establishes a Lock‑In Date while in Plan, the IRA certificate or Contract will be issued with the same Guaranteed Income Amount. An IRA Contract may not be available to Participants in all states. If a Participant does not rollover the full Account Value in the Contract, the amount withdrawn from the Contract will be treated as a

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withdrawal and may constitute an Excess Withdrawal, for purposes of calculating the Income Base and the Guaranteed Income Amount that is transferred to the Participant under the IRA Contract.
In the event a Plan Contractholder exercises rights under the Contract that force a distribution to Participants, a Participant who is not otherwise eligible to rollover the Account Value to a SecurePath for Life IRA will receive the greater of the Account Value or the Guarantee Value. Upon such a forced distribution, the Company will waive any minimum investment requirement to establish an IRA. The Guarantee Value shall be calculated based on the present value of the Participant’s future Guaranteed Income Amount payments, determined under specified assumptions as defined in the Glossary.
Settlement Phase. After the Lock‑In Date, a Participant may continue to receive payments of the Guaranteed Income Amount for the lifetime of the Participant (and the Participant’s spouse if joint coverage is elected), even if these cumulative withdrawals reduce the Participant’s Account Value to zero. A Participant enters the “Settlement Phase” during any Annual Period after the Lock‑In Date that the Participant’s Account Value declines to zero if the Participant’s Income Base is greater than zero at that time.
During the Settlement Phase, payments of the Guaranteed Income Amount will continue until the death of the Participant (or, if joint coverage has been selected, the death of the Participant’s spouse, if later) but all other rights and benefits under the Contract, including Death Benefits, terminate. A Participant may not make any additional Contributions during the Settlement Phase, and a Participant cannot purchase an annuity option once the Settlement Phase begins.
During the Settlement Phase, the payments of the Guaranteed Income Amount will come directly from the applicable Company. Quarterly statements and other Account information relating to a Participant’s Plan or IRA retirement Account will no longer reflect an investment in the SecurePath for Life Product.
Termination of Benefit. A Participant’s Guaranteed Income Amount benefit terminates:

(a)	If the Participant takes an Excess Withdrawal that causes the Account Value to be zero;

(b)	Upon the Participant’s death (or the death of the Participant and the Participant’s spouse if joint coverage was elected);

(c)	Upon the Participant’s election to begin receiving a Fixed Annuity;

(d)
Upon the election of the Contractholder to terminate the Contract, provided that a Plan Participant in the Settlement Phase will continue to receive payments of the Guaranteed Income Amount regardless of termination of the Contract by the Plan Contractholder.

ANNUITIZATION (THE INCOME PHASE)
The SecurePath for Life Product offers a guaranteed lifetime withdrawal benefit, described under “Guaranteed Income Amount,” which permits a Participant to receive a Guaranteed Income Amount annually for the lifetime of the Participant, first as withdrawals from the Participant’s Account Value and, if necessary, as payments from the Company. A Participant also may elect to purchase one of several Fixed Annuity options available under the Contract. A Participant’s investment in the SecurePath for Life Product and receipt of the Guaranteed Income Amount will cease upon the election to purchase a Fixed Annuity option.
Because of the guaranteed lifetime withdrawal benefit offered under the SecurePath for Life Product, Participants should carefully consider whether the purchase of a Fixed Annuity Option is appropriate for them. In particular, Participants should consider that the election to purchase a Fixed Annuity option is irrevocable, and that Participants will lose the flexibility to withdraw amounts upon purchase of a Fixed Annuity. Participants should also carefully compare the Guaranteed Income Amount available to be withdrawn by a Participant against the income payments that would be available upon purchase of a Fixed Annuity.
Annuity Purchase Date
The Annuity Purchase Date is the date the Company receives (in good order at the SecurePath Service Center) written notice of a Participant’s election to purchase a Fixed Annuity option. The Accumulation Period and the Participant’s allocation to the applicable Variable Investment Option end on the Annuity Purchase Date. Once a Fixed Annuity takes effect, it may not be redeemed, surrendered or changed to any other form of annuity. The earliest a Participant may elect to purchase a Fixed Annuity option is upon eligibility to take withdrawals under the terms of the applicable

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retirement arrangement. The availability of Fixed Annuity options is subject to restrictions on withdrawals from employment-based retirement Plans under the Code or under the terms of the particular Plan. Depending upon the terms of the retirement Plan arrangement, a Participant may not be eligible    to elect a Fixed Annuity Option. For example, certain Plans may permit lump‑sum distributions from the Plan upon severance from service, but may not offer annuities as a form of distribution option.
Fixed Annuity
Fixed Annuity payments are not made from the Separate Account assets but are made from the general Account of the Company which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, Fixed Annuity payments and interests in the general Account have not been registered under the Securities Act of 1933, as amended, (the “1933 Act”) nor is the general Account registered as an investment company under the 1940 Act. Accordingly, neither the general Account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. The SEC staff has not reviewed the disclosures in this prospectus that relate to the Fixed Annuity payments and interests in the general Account. Disclosures regarding Fixed Annuity payments and the general Account in this prospectus, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.
A Fixed Annuity may not be elected if the initial monthly payment under the form elected would be less than $20. Fixed Annuity payments will be made monthly unless the annuitant elects to receive payments annually, semi-annually or quarterly. Any such election must be made at the same time that the annuitant elects to receive a Fixed Annuity and cannot be changed during the annuity period.
Fixed Annuity Options
The following Fixed Annuity options may be available:

(i)
Life Annuity — Annuity payments will be made during the lifetime of the annuitant. It would be possible for the annuitant to receive no annuity payment if the annuitant died prior to the date of the first annuity payment.

(ii)
Life Annuity With Period Certain — Annuity payments will be made during the lifetime of the annuitant with the guarantee that if the annuitant dies before a period certain elected, the Beneficiary will receive payments for the duration of the period. The period certain may be 5, 10, 15 or 20 years.

(iii)
Life Annuity With Cash Refund — Annuity payments will be made during the lifetime of the annuitant with the guarantee that, upon the annuitant’s death, if the total payments received are less than the Purchase Payment, any difference is paid in a lump sum to the Beneficiary.

(iv)
Specified Fixed Period Annuity — Annuity payments will be made for a specified fixed period selected by the annuitant. If the annuitant dies during the specified fixed period, the annuity payments for the remainder of the period will be paid to the Beneficiary. No annuity payments are made after the expiration of the specified fixed period even if the annuitant survives. The specified fixed period may be for 10, 15, 20, 25, or 30 years.

(v)
Joint and Survivor Annuity — Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person (“contingent annuitant”) with payments continued during the remaining lifetime of the contingent annuitant. At the time of electing a contingent annuity, the Participant may elect that the annuity payments to the contingent annuitant be made in the same amount paid while both annuitants lived or a lesser percentage (such as 50%) of this amount. For Section 401(a) and/or Section 401(k) Contracts, in the absence of a proper election by the Participant, a joint and survivor annuity with a survivorship annuity benefit for the surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living will be the normal form of benefit. If the contingent annuitant dies before the first annuity payment to the annuitant, the annuity election will be void and the annuitant will receive a Life Annuity. If the contingent annuitant dies after the first annuity payment to the annuitant, but before the death of the annuitant, annuity payments under the Joint and Survivor Annuity election will be made to the annuitant during his/her lifetime. If the annuitant and the contingent annuitant die before the date of the first annuity payment, no annuity payments will be made.

(vi)
Joint and Survivor Annuity With Period Certain — Annuity payments will be made during the joint lifetimes of the annuitant and a designated second person (“contingent annuitant”). At the time of electing a contingent annuity, the Participant may elect that the annuity payments to the contingent annuitant be made in the same amount paid while both annuitants lived or a lesser percentage (such as 50%) of this amount. Annuity payments will be made for a period certain of any number of years between 5 and 20 years inclusive. In the

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event both annuitants die before the end of the period certain, payments will be made to the designated Beneficiary for the remainder of the period.
The Life Annuity With Period Certain, the Specified Fixed Period Annuity, and the Joint and Survivor Annuity With Period Certain may only be elected for a number of years that will not exceed an annuitant’s life expectancy. The annuity benefit option elected by the Participant will affect the level of annuity payments the Participant will receive. The longer annuity payments are projected to continue based upon actuarial possibilities, the lower annuity payments will be.
The annuity purchase rate will be the rate in effect as declared by the Company on the Annuity Purchase Date, provided that the annuity purchase rates for these Fixed Annuity benefits shall not exceed the maximum rates set forth in the Contract. The guaranteed level of Fixed Annuity payments will be determined based upon (i) a Participant’s Account Value on the Annuity Purchase Date, (ii) the annuity purchase rate applicable on the Annuity Purchase Date which will reflect the age of the Participant and (iii) the type of Fixed Annuity option elected. Annuity purchase rates are based on certain actuarial assumptions. As of the date of this prospectus, for newly issued Contracts, the maximum annuity purchase rates assume interest at a rate of 1.00%, and are based on the 2000 Annuity with Projection Mortality Table with respect to assumptions regarding an annuitant’s life expectancy.
Tax‑qualified Plans must generally provide by law that if a married Participant does not elect otherwise, and obtain the written consent of the Participant’s spouse, then retirement annuity benefits will be paid in the form of a joint and survivor annuity with a survivorship annuity benefit for the surviving spouse at least equal to 50% of the amount which would have been payable if the Participant were living.
Payments to a Beneficiary Following the Annuitant’s Death
If any annuity payment is payable to the Beneficiary after the death of an annuitant on or after the Participant’s Annuity Purchase Date but during a period certain, it shall be payable as each payment becomes due to the Beneficiary. If the benefit is payable to more than one Beneficiary, it shall be paid in equal shares to such beneficiaries, the survivors or survivor, unless the annuitant has elected otherwise. Upon the death of the last surviving Beneficiary, the Company shall pay the commuted value of any remaining payments in a lump sum cash payment to the estate of such last surviving Beneficiary in lieu of any further annuity payments.
Alternatively, the annuitant’s Beneficiary may direct in writing to the Company (at the SecurePath Service Center) that the commuted value of the annuity income payable after the death of the annuitant or contingent annuitant be paid to the Beneficiary in a lump sum. The commuted value referred to above is the present value of any annuity payments to be paid over the portion of the period certain remaining on the date the Company receives (in good order at the SecurePath Service Center) written notice of the Beneficiary’s election to receive the commuted value, discounted at the interest rate (compounded annually) applied to determine the annuity purchase rate of the annuitant’s Fixed Annuity.
Maturity Date
Upon the Maturity Date (the date of the IRA Participant’s 105th birthday, or earlier if required by state law), an IRA Participant’s certificate or interest in the SecurePath for Life Product will automatically mature. An IRA Participant must elect to purchase a Fixed Annuity option prior to the Maturity Date. At the Maturity Date, if no election has been made, an IRA Participant will automatically be converted to a Life Annuity (for single life coverage) or a Joint and Survivor Annuity (for joint coverage) providing annual income equal to the Guaranteed Income Amount.

DEATH BENEFIT
Calculation of Death Benefit
If a Participant dies before purchasing a Fixed Annuity under the Contract, then the Account Value will be paid to the selected Beneficiary (the “Death Benefit”), subject to the terms of any underlying Plan. If the Account Value has been reduced to zero, no Death Benefit is payable.
Beneficiary
The Beneficiary is the person or entity a Participant names to receive any Death Benefit. The Beneficiary is named through documentation signed with the Plan or IRA Account administrator. The Participant may change the Beneficiary at any time before the Participant dies. A change of Beneficiary will take effect on the date the change request form is signed, provided that the form is received in good order at the SecurePath Service Center.

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If the Participant elects joint coverage under the SecurePath for Life Product, the spouse must be named as the Beneficiary of the Account.
If a Participant fails to name a Beneficiary, or if the named Beneficiary is deceased at the time of the Participant’s death, the Company may, at its option, pay the Death Benefit in a lump sum to the Participant’s estate.
Payment Options
Under Section 403(b), Section 457 and 408 (IRA) Contracts, and subject to the terms of the Plan or IRA, the Account Value will be paid to the Beneficiary in a lump sum or, if the Beneficiary is under the age of 75 at the time of the Participant’s death, the Beneficiary may elect to have the Account Value applied to provide a Fixed Annuity. A lump sum payment to some extent may be taxed as ordinary income to the Beneficiary in the year received. A Beneficiary should consider the possible tax advantages of electing a Fixed Annuity.
Under Section 401(a) and/or Section 401(k) Contracts, however, the underlying tax‑qualified Plan may require payment of the Death Benefit in the form of a “qualified pre‑retirement survivor annuity” or other payment method. In each case involving Section 401(a) and/or Section 401(k) Contracts, reference must be made to the underlying Plan for more detailed information.
In addition, the surviving spouse of a Participant that has elected a Lock‑In Date and established joint coverage will, absent an alternative election, continue the investment in the SecurePath for Life Product and payments of the Guaranteed Income Amount. Such a surviving spouse has all rights of the deceased Participant, including the ability to name a new Beneficiary, provided that the surviving spouse may not change the form of joint coverage previously elected by the Participant. A surviving spouse of a Participant that has not elected a Lock‑In Date may be eligible to continue the investment in the SecurePath for Life Product and elect a Lock‑In Date. See Guaranteed Lifetime Withdrawal Benefit.
The information below generally applies to Participants who die after 2019. Post-death required distribution requirements are complex and frequently unclear. Please consult with your tax advisor for information relating to required post-death distributions for a Participant who died prior to 2020 or for information specific to your own unique situation.
Upon a Participant’s death, if the Participant does not have a beneficiary who is an individual, the Participant’s entire interest in the Contract must generally be (1) distributed by the end of the calendar year ending five years after the date of death if the Participant died before the Participant was required to receive distributions under the contract or (2) at least as rapidly as the method being used as of the date of the Participant’s death if the Participant died after the Participant was required to begin receiving distributions under the contract. An exception may apply if the beneficiary is a trust and all of the trust beneficiaries are individuals. If the Participant has a Beneficiary, who is an individual, but is not an eligible designated beneficiary, the Participant’s entire interest in the Contract must generally be distributed by the end of the calendar year ending ten years after the date of death
If the Participant has a Beneficiary who is an eligible designated beneficiary, the eligible designated beneficiary may choose to receive the Participant’s interest under the contract either:

•	by the end of the calendar year ending ten years after the date of death
•
as an annuity over the life of the eligible designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within by the end of the calendar year following the calendar year of the Participant’s death

An eligible designated beneficiary is a Beneficiary who, meets any of the following criteria as of the date of the Participant’s death:

•	is the Participant’s spouse
•	the Participant’s child who has not reached majority, but any remaining interest must be distributed within 10 years of the child reaches majority
•	is disabled within the meaning of IRC section 72(m)(7)
•	is chronically ill individual within the meaning of section 7702BI(2)
•	is not more than 10 years younger than the employee
If the Beneficiary is the Participant’s spouse, distributions are not required to be made until the April 1st after the end of the calendar year in which the Participant would have attained age 72 if the spouse dies before distributions begin, the rules discussed above will apply as if the spouse were the Participant. If a spouse is the surviving Beneficiary, the

32

spouse may elect to maintain an investment in the Contract to the extent permitted by the Participant’s retirement arrangement.
If a lump sum payment is elected, the Account Value will be determined on the Business Day on which a certified copy of the death certificate evidencing the Participant’s death is received by the Company at the applicable SecurePath Service Center. If the Beneficiary is under age 75 at the time of the Participant’s death and elects a Fixed Annuity, the Account Value will be determined on the Business Day that the Beneficiary purchases the Fixed Annuity. For Section 401(a) and/or Section 401(k) Contracts, the underlying Plan should be consulted to determine the options available.

LOANS
No Loans are available on this Contract.

TAX INFORMATION
The ultimate effect of federal income taxes on payments under the Contracts and on the economic benefit to the Participant, annuitant, payee and Beneficiary depends on the tax and employment status of the individual concerned.
The discussion which follows on the treatment of the Company and of the Contracts under U.S. federal income tax law is general in nature, is based upon the Company’s understanding of current federal income tax laws, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax law or of the current interpretations by the Internal Revenue Service. No attempt is made to consider any applicable state or other tax laws. Each Contractholder and Participant contemplating investment in the SecurePath for Life Product should consult a qualified tax adviser.
Tax Treatment of the Company
TFLIC is taxed as a life insurance company under the Code. TFLIC has established a Pooled Account (Pooled Account No. 44), to hold the assets that are associated with the Contracts. The Pooled Account was established under New York law, and is registered with the SEC under the 1940 Act, as a unit investment trust, which is a type of investment company.
TLIC is taxed as a life insurance company under the Code. TLIC has established a Separate Account (Separate Account VA FF), to hold the assets that are associated with the Contracts. The Separate Account was established under Iowa law, and is registered with the SEC under the 1940 Act, as a unit investment trust, which is a type of investment company.
The assets of a Pooled Account are held in the name of the applicable Company and legally belong to the Company. Investment income and gains from the assets of a Pooled Account are reinvested and taken into Account in determining the value of the Pooled Account. Under existing federal income tax law, the Company is generally entitled to deductions for increases in reserves; those deductions generally offset any taxable income generated by the Pooled Account.
In General
The Contracts are designed for use in connection with certain types of retirement Plans that receive favorable treatment under the Code. Numerous special tax rules apply to the Participants in Plans and IRAs and to Contracts used in connection with the Plans and IRAs. Violation of these rules can cause the Plan or IRA to lose its tax favored status under the Code. Therefore, we make no attempt in this prospectus to provide more than general information about use of the Contract with the various types of Plans and IRAs. State income tax rules applicable to Plans and IRAs often differ from federal income tax rules, and this prospectus does not describe any of these differences. Prospective purchasers of this Contract should seek competent advice.
Guaranteed Lifetime Withdrawal Benefit
One of the principal features of the Contract is a guaranteed lifetime withdrawal benefit (“GLWB”). There is no authoritative guidance from the IRS or Treasury on the effects on a Plan of the purchase of an annuity Contract with a GLWB feature. The following discussion identifies certain issues relating to the GLWB feature of the Contract that the Plan fiduciary should consider before purchasing a Contract. This discussion is not intended to be exhaustive. Plan fiduciaries should consult a tax and/or legal advisor before purchasing the Contract because the purchase the Contract could affect the qualification of the Contract and/or the Plan associated with the Contract.

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Certain types of Plans are subject to nondiscrimination rules, which generally require that benefits, rights or features of the Plan not discriminate in favor of highly compensated employees. In evaluating whether the Contract is suitable for purchase in connection with such a Plan, a prospective Plan fiduciary should consider the effect of the requirement that any Contributions after the Lock‑In Date are subject to a minimum Contribution of $5,000 on the Plan’s compliance with applicable nondiscrimination requirements. In addition, a prospective Plan fiduciary should consider whether the age limitations applicable to Participants who wish to contribute to the Contract and the Target Date Funds in which these Contributions will be invested could affect the Plan’s compliance with the nondiscrimination rules.
Certain types of Plans are subject to qualified joint and survivor annuity rules under Sections 401(a)(11) and 417 of the Code (“QJSA rules”), which provide rights to a spouse or former spouse of a Participant in certain circumstances. In such a case, the Participant may need the consent of the spouse or former spouse to change annuity options or to make a withdrawal or surrender the Contract. Although the manner in which the QJSA rules apply to the GLWB feature of the Contract is unclear, the Company believes that spousal consent is required at the time the Participant makes an election for single or joint life coverage. Plan fiduciaries should consider whether the Contract complies with these rules. In this regard, we are treating the Lock‑In Date as the annuity starting date for purposes of obtaining the spousal consent required under the QJSA rules.
A prospective Plan fiduciary should also consider how the GLWB feature affects a Plan’s compliance with the nonforfeiture rules. For example, it is unclear whether the GLWB feature is part of the “balance of the employee’s Account” within the meaning of Section 411(a)(7) of the Code, and, if so, whether a discontinuance or adjustment in the GLWB (such as upon the Participant taking an “excess” withdrawal) could result in an impermissible forfeiture under Section 411(a) of the Code. The Company believes that even if the GLWB feature is part of the “balance of the employee’s Account” there would be no impermissible forfeiture in these circumstances. In addition, it is unclear how certain aspects of the GLWB affect the calculation of any Required Minimum Distribution (“RMD”) amount or whether any increase in any GLWB benefit due to any income enhancement feature is permitted under RMD rules. The Participant should consult with a tax qualified tax advisor before effecting an income enhancement.
Section 403(b) Annuities
Contributions made under a Contract meeting the requirements of Section 403(b) of the Code afford certain federal income tax benefits to employees of state educational organizations, and organizations which are tax‑exempt under Section 501(c)(3) of the Code. The employer may make Contributions to the Contract or the employer may agree with the Participant that in return for employer Contributions to the Contract, the Participant will take a reduction in salary or give up a salary increase. The agreement may not be changed with respect to earnings of the Participant while the agreement is in effect. Generally, no federal income tax is payable by the Participant on increases in the Account Value until payments are received by the Participant. Contributions meeting the requirements of Sections 402(g), Section 403(b) and Section 415 of the Code are not includable in the gross income of the Participant at the time they are made. Under Section 402(g) of the Code, Contributions made under a reduction in salary or a give up in salary increase agreement (“elective deferrals”) are excluded from a Participant’s gross income to the extent of $20,500for 2022 and $22,500 for 2023 (this limit is currently scheduled to be adjusted annually for inflation). The Section 402(g) limit will be reduced on a dollar for dollar basis by employee pre‑tax elective deferrals made by that individual under a Section 401(k) Plan, a simplified employee pension Plan, or other tax deferred annuity. All Contributions under a Section 403(b) Contract are subject to the requirements of Section 415 of the Code, which in general limit Contributions by or on behalf of a Participant to the lesser of $66,000 for 2022 (an amount subject to indexation for inflation) or 100% of the Participant’s annual compensation.
Participants under a Section 403(b) Contract who have attained age 50 may be entitled to exceed the limits of Sections 402(g) and 415 by up to $7,500 for 2023(an amount to be adjusted annually for inflation) and certain Participants with 15 or more years of service with their Plan sponsor may be eligible for an increase of up to $3,000 per year in the Section 415 limit (subject to a lifetime maximum of $15,000). The availability of the foregoing increases in limits will be subject to and may be limited by the terms of the Plan.
Under the Contract exchange rules established for the applicable 403(b) Plan, an exchange of a Section 403(b) annuity Contract held under a Section 403(b) Plan for another Section 403(b) annuity Contract held under that Section 403(b) Plan may qualify as a tax‑free exchange. A “exchange within the same 403(b) Plan” must meet the following conditions: (i) the 403(b) Plan under which the Contract is issued must permit Contract exchanges;(ii) immediately after the exchange the accumulated benefit of the Participant (or Beneficiary of a deceased Participant) is at least equal to the Participant’s (or Beneficiary’s) accumulated benefit immediately before the exchange (taking into Account the accumulated benefit of that Participant (or Beneficiary) under both section 403(b) Contracts immediately before the

34

exchange); (iii) the Contract issued in the exchange is subject to distribution restrictions with respect to the Participant that are not less stringent than those imposed on the Contract being exchanged; and (iv) the employer sponsoring the 403(b) Plan and the issuer of the Contract issued in the exchange agree to provide each other with specified information from time to time in the future (“an information sharing agreement”). The shared information is designed generally to preserve the requirements of Section 403(b), primarily to comply with loan requirements, hardship withdrawal rules, and distribution restrictions.
When a Participant takes a distribution from a 403(b) Plan (including a withdrawal from this Contract), the amount received will generally be includable as ordinary income in the year received, except that such portion of any amount received as is deemed to represent a return of Participant after‑tax Contributions will not be taxed. However, a Participant may delay including certain distributions in income by making a rollover transfer, subject to requirements set by the Code, to an IRA, Section 403(b) annuity or an employer’s Section 401(a)/401(k) Plan or a governmental employer’s Section 457 Plan eligible and willing to accept such a rollover. A Participant may not rollover hardship distributions, distributions part of a series of installments or any required minimum distributions made after age 73 (age 70 1⁄2 if the Participant attained 70 1⁄2 prior to 1/1/2020) however.
If the Participant receives any distribution from the Contract that does not qualify under one of the exceptions listed in the next sentence, the Participant must pay an additional tax of 10% of the amount of the distribution includable in gross income for the taxable year. The additional tax does not apply to distributions which are (1) made on or after the date on which the Participant attains age 59 1⁄2, (2) made to a Beneficiary on or after the death of the Participant, (3) attributable to the Participant’s becoming permanently disabled, (4) made in a series of substantially equal periodic payments made for the life (or life expectancy) of the Participant or the joint lives (or joint life expectancies) of the Participant and his/her Beneficiary, (5) made to a Participant after separation of service after attainment of age 55, (6) made to a Participant for medical care (not to exceed the amount deductible by the Participant), (7) paid to alternate payees under a qualified domestic relations order or (8) in certain other circumstances.
Restrictions on Withdrawals of Elective Contributions
Any funds in the Participant’s Account balance attributable to pre‑tax salary reduction Contributions will be restricted from withdrawal except upon attainment of age 59 1⁄2, severance from employment, death, disability or hardship (hardship withdrawals are to be limited to the amount of the Participant’s own Contributions exclusive of earnings). Funds in the Participant’s Account balance attributable to employer Contributions, if any, and the earnings thereon will be subject to distribution restrictions as provided in the Plan.
Section 401(a) Plans
An employer maintaining a pension or profit sharing Plan which satisfies the requirements of Section 401(a) of the Code may make Contributions to the Contract which are generally currently deductible by the employer and are not currently taxed to the Participants. The Code prescribes various limitations on the maximum amount which may be contributed on behalf of any Participant. Generally, annual Contributions to a defined Contribution Plan on behalf of a Participant may not exceed the Section 415 limits, i.e. the lesser of the $61,000 for 2022 and $66,000 for 2023 (as indexed) or 100% of such Participant’s compensation. In the case of a 401(k) Plan, the annual deferral limit for the Participant’s elective Contributions under Section 402(g) of the Code is $20,500 for 2022 and 22,500 for 2023 (this limit is currently scheduled to be adjusted annually for inflation). The Section 402(g) limit will be reduced on a dollar for dollar basis by employee pre‑tax elective deferrals made by that individual under a Section 403(b) Plan, a simplified employee pension Plan, or other tax deferred annuity. In addition, Participants may make after‑tax Contributions to the Contract if their Section 401(a) Plan permits subject to the Section 415 limits and Participants who have attained age 50 may be entitled to exceed the dollar limits of Sections 402(g) and 415 by up to $7,500 in 2021(an amount currently scheduled to be adjusted annually for inflation). The availability of the foregoing increases in limits will be subject to and may be limited by the terms of the underlying Section 401(a) Plan.
When a Participant takes a distribution from 401(a) Plan (including a distribution from this Contract), the amount received will be includable as ordinary income in the year received, except that such portion of any amount received as is deemed to represent a return of Participant after‑tax Contributions will not be taxed.
The rules governing rollovers of distributions from a Section 401(a) Plan are parallel to those dealing with distributions from Section 403(b) annuities. If the Participant receives a direct distribution from the Plan, automatic withholding of 20% will be made on the distribution — even though it is rendered not currently taxable by the Participant’s subsequent rollover or transfer of the gross amount to an IRA, Section 403(b) annuity or an employer’s Section 401(a)/401(k) Plan or a governmental employer’s Section 457 Plan eligible and willing to accept such a

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rollover. Alternatively, the Participant may avoid the automatic 20% withholding by directing the Plan to transfer the amount involved directly to an IRA, Section 403(b) annuity or an employer’s Section 401(a)/401(k) Plan or a governmental employer’s Section 457 Plan eligible and willing to accept such a rollover. See Income Tax Withholding. In addition, the 10% penalty on premature distributions from Section 403(b) annuities is also applicable to Section 401(a) Plan distributions.
Section 408 (IRA) Contracts
An individual, participating under a Contract which satisfies the requirements of Section 408 of the Code, may make Contributions to the Contract. The Code prescribes various limitations on the maximum amounts which may be contributed by or on behalf of the Participant and on the deductibility of the Contributions for federal income tax purposes. For 2021, a Participant’s total IRA Contributions cannot exceed the lesser of $6,000 ($7,000 if age 50 or older), or the Participant’s taxable compensation for the year. For 2020, total Contributions to all of the Participant’s IRAs cannot exceed the lesser of $6,600 ($7,000 if age 50 or older), or the Participant’s taxable compensation for the year. The IRA Contribution limit does not apply to rollover Contributions or qualified reservist repayments. If spouses file a joint Federal tax return, then an individual may be able to contribute to an IRA even if he/she did not have taxable compensation as long as their spouse did. The combined amount of Contributions cannot exceed the taxable compensation reported on the joint tax return.
No federal income tax is payable by the Participant on increases in the value of his/her Account Value until payments are received by the Participant. However, “excess Contributions” to an IRA are taxed at 6% per year as long as the excess amounts remain in the IRA. An excess IRA Contribution can occur by: (1) contributing more than the IRA Contribution limit; (2) making a Contribution to a traditional IRA at age 70 1⁄2 or if the Participant attained age 70 1⁄2 prior to 1/1/2020 (no applicable age limit after this date); or (3) making an improper rollover Contribution to an IRA. In order to avoid the excess Contributions tax the Participants must withdraw the excess Contribution (along with any income earned on the excess Contribution) by the due date of his/her individual income tax return (including extensions). Note, any earned income on excess Contributions that is withdrawn will be subject to income tax, including (if applicable) the tax on premature distributions if received prior to attainment of age 59 1⁄2, unless an exception applies (see below).
When a Participant takes a distribution from an IRA or a qualified Plan (including a distribution from this Contract), the amount received will be includable as ordinary income in the year received, except that such portion of any amount received which is deemed to represent a return of Participant non‑deductible Contributions will not be taxed. Any full or partial distribution will not be includable in ordinary income if the Participant rolls over the distribution within 60 days to an IRA, Section 403(b) annuity or an employer’s Section 401(a)/401(k) Plan or a governmental employer’s Section 457 Plan eligible and willing to accept such a rollover. Only one rollover per year is permitted between IRAs.
If the Participant receives any amount under the Contract prior to attainment of age 59 1⁄2, the Participant must pay an additional excise tax of 10% of the amount of the distribution includable in gross income for the taxable year. The additional tax does not apply to distributions which are (1) made to a Beneficiary on or after the death of the Participant, (2) attributable to the Participant’s becoming permanently disabled, (3) made in a series of substantially equal periodic payments made for the life (or life expectancy) of the Participant or the joint lives (or joint life expectancies) of the Participant and his/her Beneficiary, (4) in amounts not exceeding certain expenses in the year distributed, including deductible medical care expenses, qualified higher education expenses, qualified first-time home buyer costs (subject to a $10,000 lifetime maximum) and health insurance premiums paid by persons after receiving at least 12 weeks of unemployment compensation insurance payments, or (5) made in certain other circumstances.
Section 408A (Roth IRA) Contracts
Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” Roth IRAs are generally subject to the same rules as traditional IRAs, but differ in several respects. Contributions to a Roth IRA are not deductible. However, “qualified distributions” from a Roth IRA will be excludable from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a Contribution to any Roth IRA established for the Participant was made. Second, the distribution must be either made after the Participant attains the age of 59 1⁄2; (2) made after the Participant’s death; (3) attributable to the Participant being disabled; or (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. Distributions other than qualified distributions may be includible in income and subject to a 10% penalty tax. Special rules apply to rollovers to Roth

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IRAs from eligible retirement Plans and IRAs and from designated Roth Accounts under eligible retirement Plans. Only one rollover per year is permitted between IRAs, including Roth IRAs.
Section 457 Plans
Section 457 of the Code allows employees of or independent Contractors who furnish services to a state or local government or other tax‑exempt employer to establish a deferred compensation Plan allowing the deferral of certain limited amounts of compensation. Generally, the annual deferral limit is the lesser of $20,500 for 2022 (this limit is currently scheduled to be adjusted annually for inflation) or 100% of the Participant’s includable compensation. Depending on Plan terms, Section 457 Plans may also allow additional catch‑up Contributions in the three years before reaching normal retirement age, after reaching age 50, or both. State and local government includes a state, a political subdivision of a state, any agency or instrumentality of either of them, a tax‑exempt rural electric cooperative or its tax‑exempt affiliates. All amounts deferred and property bought with those amounts or income earned on those amounts under Section 457 Plans of non‑governmental tax‑exempt employers must remain the property of the employer and are subject to the claims of its general creditors. The assets of Section 457 Plans of state and local governments must be held in trust for the “exclusive benefit” of the Participants (and their beneficiaries).
Distributions from Section 457 Plans are generally taxable as ordinary income when paid or, in the case of distributions from Section 457 Plans of non‑governmental tax‑exempt employers, when made available. Distributions may be directly transferred without tax to a Section 457 Plan or, if paid by the Section 457 Plan of a governmental employer, rolled over under the same rules as govern rollovers of distributions from Section 403(b) Plans. Distributions from Section 457 Plans are not subject to the special 10% excise tax for early distribution unless attributable to amounts rolled into that Plan from another type of Plan (such as an employer’s Section 401(a) Plan) the distributions of which would be subject to the excise tax.
Minimum Distribution Requirements
Distributions from a Plan or traditional IRA generally must begin no later than the April 1st of the calendar year following the year in which the Participant attains age 72 (or 70 1⁄2 if he/she attained 70 1⁄2 prior to 1/1/2020) or for Plans, the year in which he or she retires (if later than age 72 (or 70 1⁄2 if he/she attained 70 1⁄2 prior to 1/1/2020). If the actual distributions from a traditional IRA, Section 403(b) annuity or an employer’s Section 401(a)/401(k) Plan or Section 457 Plan are less than the minimum required to be distributed, the difference is considered to be an excess accumulation and the IRS may impose a 50% excise tax on this excess amount. Roth IRA’s are not subject to the required minimum distribution rules while the owner is alive.
Minimum distributions are also required upon the death of the Participant. These required distributions depend on the Beneficiary designated under the Plan or IRA and whether the Participant died before or on or after his or her required beginning date. In addition, the value of the guaranteed lifetime withdrawal benefit may need to be taken into Account when determining the required minimum distributions in certain circumstances.
Income Tax Withholding
Unless the Participant or payee elects to have no withholding, the taxable portion of distributions under a Contract will be subject to income tax withholding under federal and certain state laws. The Company will notify recipients of taxable distributions under a Contract of their right to elect not to have withholding apply, if available.
For Contracts other than under IRAs, mandatory 20% federal income tax withholding applies unless the distributions either are: (i) part of a series of substantially equal periodic payments (at least annually) for the Participant’s life or life expectancy, the joint lives or life expectancies of the Participant and his/her Beneficiary, or a period certain of not less than 10 years; or (ii) required by the Code upon the Participant’s attainment of age 72 (or 70 1⁄2 if he/she attained 70 1⁄2 prior to 1/1/2020) (or retirement) or death; or (iii) made on account of hardship. Distributions of the Guaranteed Income Amount under the Plan will be subject to 20% federal income tax withholding.
Such withholding will apply even if the distribution is rolled over into another Plan qualified to receive the same, including an IRA. The withholding can be avoided if the Participant’s interest is directly transferred to that other Plan. A direct transfer to the new Plan can be made only in accordance with the terms of the old Plan. If withholding is not avoided, the amount withheld may be subject to income tax and penalties unless an equivalent amount is rolled over.

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OTHER INFORMATION
Sending Forms and Transaction Requests in Good Order
The Company cannot process requests for transactions relating to the Contract until the Company has received them in good order at the applicable SecurePath Service Center. “Good order” means the actual receipt by the Company of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or facsimile, or via website), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: the completed application or enrollment form; the transaction amount to and/or from the Variable Investment Option affected by the requested transaction; the dated signature of the Participant; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that the Company may require, including any spousal consents, proof of age, or proof of marriage. With respect to purchase requests, “good order” also generally includes receipt (by the Company) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Unclaimed or Abandoned Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Misstatements of Age or Sex
If there has been a misstatement of the age and/or sex of a Participant, the Participant’s spouse, or another Beneficiary, or a misstatement of any other fact relating to the calculation of the Guaranteed Income Amount or the calculation of Fixed Annuity options, then, to the extent permitted by applicable law, the Company reserves the right to make adjustments to any charges, guarantees, or other values under the SecurePath for Life Product    to reasonably conform to the correct facts.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the Separate Account, on TCI’s ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Contract.
Anti-Money Laundering (AML) and Sanctions
The company and the Separate Account are subject to laws and regulations designed to combat money laundering and terrorist financing. The Company, on its own behalf and on behalf of the Separate Account, has implemented and operates an anti-money laundering (“AML”) program. The Company shall not be held liable for any losses that a Participant, Annuitant, or beneficiary may incur as a result of actions taken to prevent suspected violations of AML laws, rules, and regulations.
The Company and the Separate Account are subject to the provisions of various sanctions programs administered and enforced by the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”). These programs prohibit financial institutions from doing business with certain identified enemies of the United States as set forth in various lists maintained by OFAC. Depending on the program under which a transaction falls, financial institutions must either (i) reject and report the transaction, or (ii) block the transaction, place the funds or assets in a separate blocked transaction account, and report the matter to OFAC. In order to comply with OFAC requirements, the Company reviews applicants, Participants, and Annuitants against the OFAC list and stops processing and rejects any

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transaction from an individual or entity who is listed on the OFAC list. The Company only accept premium payments that are not subject to sanctions and in United States currency.
If a Participant or annuitant is subject to sanctions, the Company is required to block access to a Participant’s policy and hereby refuse to pay any request for partial withdrawals, surrenders, loans, or other distributions until permitted by OFAC. Further, if additional premium payments are received, we are required under applicable U.S. laws and regulations to place such funds in the blocked account as well. In addition, the Company may be required to block a beneficiary’s request for payment of death benefit proceeds. Blocking access may include transferring cash value and/or death benefit proceeds to the Fixed Account or money market subaccount until permitted by OFAC. The Company shall not be held liable for any losses that a Participant, Annuitant, or beneficiary may incur as a result of sanctions.
Householding
The Company may send only a single copy of prospectuses and shareholder reports to Participants residing in the same household, in lieu of sending a copy to each individual Participant. A Participant may elect to receive an individual copy of prospectuses and shareholder reports by calling the SecurePath Service Center.
Availability of Electronic Documents
Depending upon the services provided by the IRA or Plan administrator, Participants may be able to receive Account statements, prospectuses, and confirmations electronically. A Participant should contact the IRA or Plan administrator for more information about receiving documents electronically.
Distribution of the Contracts
TCI will act as the principal underwriter and distributor of the Contracts. TCI or other authorized broker- dealers which enter into an agreement with TCI will perform sales and marketing functions relative to the Contracts. TCI is a broker-dealer registered with the SEC under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The principal business address of TCI is 1801 California Street, Suite 5200, Denver, CO 80202. The Contracts are wholesaled and distributed by individuals who are registered representatives of TCI and who are also licensed as insurance agents for the Company. The Contracts may also be sold through registered representatives of other broker-dealers authorized by TCI who may be insurance agents licensed by an insurance company other than the Company. TCI has authorized its affiliated broker-dealer, Transamerica Investors Securities Corporation (“TISC”) to sell the Contracts and also to perform certain distribution functions on behalf of TCI. TISC may also enter into selling agreements with other broker-dealers for the sale of the Contracts.
The Company no longer pays commission compensation on sales of the Contracts. While commission compensation is not paid, broker-dealers who sell the Contracts may receive the following compensation from TCI, TISC or another affiliated broker-dealer: gifts valued at less than $100 annually, an occasional dinner or ticket to a sporting or entertainment event, or reimbursement in connection with attendance at educational meetings, financial advisor workshops or other events sponsored by TCI, TISC or their affiliates. TCI, TISC or their affiliated broker-dealers may also pay for, or reimburse a selling broker-dealer for, the costs associated with such selling broker-dealer’s marketing and sales force education and training efforts, including costs of national sales and education conferences. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates.

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APPENDIX: PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT
The following is a list of current Portfolio Companies available under the Contract which are subject to change as discussed in this prospectus. Depending on the Separate Account of your Contract, you may not be able to invest in certain portfolio companies.
Certain Subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any Subaccount at any time. In some cases, a Subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a Subaccount, please contact Your financial intermediary or our Administrative Office.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies which may be amended from time to time and can be found online at transamerica.com. You can also request this information at no cost by calling our Administrative Office at (866) 287‑8388.
The current expenses and performance below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Investment Objective	Portfolio Company And Adviser/Subadviser(1)	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide current income and some capital appreciation by investing in Vanguard index funds.	Vanguard Target Retirement Income Fund(4) Advisor: The Vanguard Group, Inc.	0.08%	-12.74%	2.30%	3.62%
Seeks to provide capital appreciation and current income consistent with its current asset allocation	Vanguard Target Retirement 2020 Fund Advisor: The Vanguard Group, Inc	0.08%	-14.15%	3.22%	5.83%
	Vanguard Target Retirement 2025 Fund Advisor: The Vanguard Group, Inc	0.08%	-15.55%	3.58%	6.43%
	Vanguard Target Retirement 2030 Fund Advisor: The Vanguard Group, Inc.	0.08%	-16.27%	3.94%	6.99%
	Vanguard Target Retirement 2035 Fund Advisor: The Vanguard Group, Inc	0.08%	-16.62%	4.34%	7.57%
	Vanguard Target Retirement 2040 Fund Advisor: The Vanguard Group, Inc	0.08%	-16.98%	4.74%	8.06%
	Vanguard Target Retirement 2045 Fund Advisor: The Vanguard Group, Inc	0.08%	-17.36%	5.14%	8.34%
	Vanguard Target Retirement 2050 Fund Advisor: The Vanguard Group, Inc	0.08%	-17.46%	5.18%	8.36%
Seeks to provide capital appreciation and current income consistent with its current asset allocation	Transamerica BlackRock Government Money Market VP (2)(3) - Service Class Advisor: BlackRock Investment Management, LLC	0.24%	1.41%	0.83%	0.42%

(1) Some Variable Investment Options may be available for certain Contracts and may not be available for all Contracts.
(2) There can be no assurance that the Money Market Fund offered under this Contract will be able to maintain a stable net asset value per share.
(3) This portfolio is subject to an expense reimbursement or fee waiver arrangement. As a result, this portfolio’s annual expenses reflect temporary expense reductions. See the portfolio prospectus for additional information.

(4) Effective July 8, 2022 Vanguard Target Retirement 2015 Fund merged into Vanguard Target Retirement Income Fund
Note: There are no Portfolios that have been closed to new investments or new investors.

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APPENDIX: EXAMPLES OF GUARANTEED LIFETIME WITHDRAWAL BENEFIT CALCULATIONS
Example 1: Participant Has Not Established a Lock-In Date
Year 1 Transactions – Withdrawal with No Income Base Adjustment. This example assumes that the Participant has not established a Lock‑In Date. The Participant initially contributed $25,000, and therefore the Participant’s initial Income Base was $25,000. Subsequently, the Participant transferred $6,000 out of the Account to another investment option. At the time of the transfer, the Account Value had increased to $30,000 due to market appreciation. The ratio of the Income Base to the Account Value is 0.833333 as of the transfer date. After the transfer, the Participant’s Account Value was reduced to $24,000 (i.e., $30,000 minus $6,000 [the amount of the transfer])). At the same time, the Income Base ($25,000) was reduced by the $6,000 Income Base Adjustment to $19,000. The Income Base Adjustment is equal to the full amount of the transfer because the $6,000 transfer is greater than the $6,000 amount multiplied by the ratio of the Income Base to the Account Value before the transfer (0.833333). On the Participant’s birthday in Year 1, the Account Value had grown to $27,000 due to market appreciation. The Participant’s Income Base was re‑set to $27,000 (the greater of the current Income Base and the current Account Value) on the Annual Step‑Up.

Initial Contribution	$25,000
Initial Income Base	$25,000
Transfer out of Account (consisting of an Excess Withdrawal)	$6,000
Account Value on transfer date (before transfer)	$30,000
Ratio of Income Base to Account Value before transfer ($25,000 / $30,000)	0.833333
Account Value on transfer date (after transfer)	$24,000
Income Base after transfer (reduced by $6,000)	$19,000
Account Value on birthday in 2022	$27,000
Income Base after Annual Step‑Up 2022	$27,000
Year 2 Transactions – Subsequent Contribution. In Year 2, assume that the Participant transferred $5,000 from another investment option, increasing the Account Value as of that date to $30,000. The Income Base is also increased by $5,000 to $32,000. On the Participant’s birthday in Year 2, the Account Value had fallen to $26,000 due to market depreciation. The Participant’s Income Base remains at $32,000, since the Account Value as of the Annual Step‑Up is not greater than the Income Base.

2022 Income Base	$27,000
Transfer into Account	$5,000
Account Value on transfer date (before transfer)	$25,000
Account Value on transfer date (after transfer)	$30,000
Income Base after transfer ($27,000 + $5,000)	$32,000
Account Value on birthday in 2023	$26,000
Income Base in 2023	$32,000
Year 3 Transactions – Withdrawal with an Income Base Adjustment. In Year 3, assume that the Participant transfers $5,000 out of the Account to another investment option. Just prior to the time of the transfer, the Account Value equals $26,000. The Participant’s Income Base is reduced by an Income Base Adjustment of $6,153.85 (the greater of $6,000 or $6,000 multiplied by the ratio of the Income Base to the Account Value (1.230769 x $6,000 = $6,153.85)). After the transfer, the Participant’s Income Base is $25,846.15 ($32,000 minus $6,153.85).

2024 Income Base	$32,000
Transfer out of Account (consisting of an Excess Withdrawal)	$5,000
Account Value on transfer date (before transfer)	$26,000
Ratio of Income Base to Account Value ($32,000 / $26,000)	1.230769
Account Value on transfer date (after transfer)	$21,000
Income Base after transfer ($32,000 minus $6,153.85)	$25,846.15

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Example 2: Participant Makes Incremental Contributions Prior to Establishing Lock‑In Date With Different Guaranteed Income Rate Tables in Effect
Example 2.1: Assumes incremental Contribution made prior to establishing Lock‑In Date and Guaranteed Income Rate Table 1 is in effect at time of Contribution
In this example, the Participant elects a Lock‑In Date of April 1,Year 1 at the age of 61 and selects single life coverage. Because all Contributions have been made under Guaranteed Income Rate Table 1 (the current rates disclosed in this prospectus), the Blended Guaranteed Income Rate (“BGIR”) will equal the amount specified in Guaranteed Income Rate Table 1 as applicable to a Participant aged 61 who has elected single life coverage.

Contribution on January 1, Year 1	$20,000
Guaranteed Income Rate for age 61 under Table 1	4.10%
Participant Age on April 1, Year 1	61
Lock‑In Date	April 1, Year 1
BGIR on Lock‑In Date	4.10%
Example 2.2:Assumes two Incremental Contributions made prior to establishing the Lock‑In Date and new Guaranteed Income Rate Table (Table 2) goes in effect on January 1, Year 2..
The example also assumes that the Participant in Example 2.1 does not elect a Lock‑In Date on April 1, Year 1 and makes the transaction below.
In this example, the Participant elects a Lock‑In Date of August 1, Year 2 at the age of 62 and selects single life coverage. Because Contributions have been made under Guaranteed Income Rate Table 1 (the current rates disclosed in this prospectus) and Guaranteed Income Rate Table 2, the BGIR will be calculated based upon a weighted average of the applicable Guaranteed Income Rates attached to each Incremental Contribution. Here the Participant must pay back the Outstanding Excess Withdrawal of $5,000 before the Incremental Contribution attaches to the new Guaranteed Income Rate Table 2. Therefore, only $5,000 ($10,000 Contribution minus $5,000 Outstanding Excess Withdrawal) will be attached to Guaranteed Income Rate Table 2; the previous Incremental Contributions of $20,000 will be attached to the prior Guaranteed Income Rate Table 1. The BGIR on the Lock‑In Date is 4.22%.

Contribution on January 1, Year 1 under Table 1	$20,000
Excess Withdrawal on February 1, Year 2	$5,000
Income Base* after Excess Withdrawal ($20,000 minus $5,000)	$15,000
Contribution on July 1, Year 2 (Table 2 is in effect)	$10,000
Incremental Contribution on July 1, Year 2	$5,000
Income Base* after Contribution ($15,000 + $10,000)	$25,000
Guaranteed Income Rate for age 62 under Table 1	4.20%
Guaranteed Income Rate for age 62 under Table 2	4.30%
Participant Elects to Lock‑In on August 1, Year 2 (Age 62):
Income Base* on Lock‑In Date	$25,000
BGIR on Lock‑In Date	4.22%
* We have assumed no changes in the Account Value in order to simplify the example
BGIR Calculation = ($840 + 215) divided by/$25,000: Equals A+B / C, where:
A = $20,000 Incremental Contribution multiplied by 4.20% Guaranteed Income Rate under Table 1=$840;
B = $5,000 Incremental Contribution multiplied by 4.30% Guaranteed Income Rate under Table 2=$215;
C = Sum of the Incremental Contributions = ($20,000 + $5,000)
Guaranteed Income Amount on Lock‑In Date = $1055 (Income Base of 25,000 x BGIR of 4.22%)
Example 2.3: Assumes three Incremental Contributions made prior to establishing the Lock‑In Date and new Guaranteed Income Rate Table (Table 3) goes into effect on January 1, Year 3.
The example also assumes that the same Participant in Examples 2.1 and 2.2 above has not elected a Lock‑In Date, that Tables 1 and 2 dates above are applicable, and they make the transactions below.
In this example, the Participant elects a Lock‑In Date of April 1, Year 3 at the age of 63 and selects single life coverage. Because Contributions have been made under three different Guaranteed Income Rate Tables, the BGIR will be calculated based upon a weighted average of the applicable Guaranteed Income Rates attached to each Incremental

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Contribution. The Annual Step‑Up on March 1, Year 3 does not affect the calculation of the BGIR.

Contribution on January 1, Year 1 under Table 1	$20,000
Excess Withdrawal on February 1, Year 2	$5,000
Contribution on July 1, Year 2 (Table 2 is in effect)	$10,000
Incremental Contribution on July 1, Year 2	$5,000
Income Base* after July 1,Year 2 Contribution ($15,000 + $10,000)	$25,000
Incremental Contribution on February 1, Year 3 (Table 3 is in effect)	$5,000
Income Base* after February 1, Year 3 Contribution ($25,000 + $5,000)	$30,000
Income Base after Annual Step‑Up on March 1, Year 3	$32,000
Guaranteed Income Rate for age 63 under Table 1	4.20%
Guaranteed Income Rate for age 63 under Table 2	4.30%
Guaranteed Income Rate for age 63 under Table 3	4.25%
Participant Elects to Lock‑In on April 1, Year 3 (Age 63):
Income Base* on Lock‑In Date	$32,000
BGIR on Lock‑In Date	4.225%
* We have assumed no changes in the Account Value in order to simplify the example.
BGIR Calculation = ($840 + 215) divided by/$25,000: Equals A+B / C, where:
A = $20,000 Incremental Contribution multiplied by 4.20% Guaranteed Income Rate under Table 1=$840;
B = $5,000 Incremental Contribution multiplied by 4.30% Guaranteed Income Rate under Table 2=$215;
C = Sum of the Incremental Contributions = ($20,000 + $5,000)
Guaranteed Income Amount on Lock‑In Date = $1055 (Income Base of 25,000 x BGIR of 4.22%)
Example 3: Participant Makes Contributions After Establishing a Lock‑In Date
The following examples assume the Participant has elected a Lock‑In Date of January 1, Year 2 at age 62, and has elected single life coverage. Based on the Participant’s Benefit Age, and the election of single life coverage, the Participant would be entitled to a Blended Guaranteed Income Rate of 4.20% (assuming all Contributions were under the currently effective Guaranteed Income Rate Table). The Participant has made Incremental Contributions of $100,000 and has an Income Base of $100,000 as of the Lock‑In Date. The examples assume that there is no change to the Guaranteed Income Rate Table during the period.
Example 3.1:
The day after the Participant’s 63rd birthday, the Participant transfers an additional $10,000 into the Contract. At the age of 63, the Participant is entitled to a Guaranteed Income Rate of 4.30% under the then- effective Guaranteed Income Rate Table. Assuming the Participant’s total Incremental Contributions equal $100,000 immediately prior to the new Incremental Contribution, this would change the Blended Guaranteed Income Rate to 4.2091% (4.20% * $100,000 + 4.30% * $10,000) / ($100,000 + 10,000). Assuming the Participant’s Income Base is $110,000 ($100,000 + $10,000 contribution), this would increase the Guaranteed Income Amount to $4,630 (the new Blended Guaranteed Income Rate of 4.2091% * $110,000 Income Base).
If the Participant has any Outstanding Excess Withdrawals, a subsequent Contribution after the Lock‑In Date that is not an Incremental Contribution will not be attached to a Guaranteed Income Rate based on the Participant’s increased Benefit Age. A Contribution after the Lock‑In Date that is not an Incremental Contribution will be attached to the Blended Guaranteed Income Rate calculated after the last Incremental Contribution. A subsequent Contribution that is greater than previous Outstanding Excess Withdrawals will be attached to a Guaranteed Income Rate based on the Participant’s increased Benefit Age, but only with respect to that portion of the Contribution that is an Incremental Contribution.
Example 3.2:
The same assumptions from above apply, except that the Participant takes an Excess Withdrawal of $3,000 during the first Annual Period. This Excess Withdrawal reduces the Participant’s Income Base by $3,000 to $97,000. After the Excess Withdrawal, the Participant’s Guaranteed Income Amount is 4.2% multiplied    by $97,000, or $4,074.
The day after the Participant’s 63rd birthday, the Participant transfers an additional $12,000 into the Contract which increases the Participant’s Income Base to $109,000 ($97,000 + $12,000 contribution). At the age of 63, the

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Participant is entitled to a Guaranteed Income Rate of 4.30% under the then-effective Guaranteed Income Rate Table. The higher Guaranteed Income Rate will only apply to the $9,000 Incremental Contribution, because the Participant had to “pay back” the previous Outstanding Excess Withdrawal of $3,000. Applying the 4.3% Guaranteed Income Rate to the Incremental Contribution of $9,000 and the 4.2% Guaranteed Income Rate to prior total Incremental Contributions, the Participant now has a Blended Guaranteed Income Rate of 4.2083% ($100,000 * 4.20% + $9,000 * 4.30%) / ($100,000 + 9,000). With the Participant’s Income Base at $109,000, this would increase the Participant’s annual Guaranteed Income Amount to $4,587 (4.2083% * $109,000).
Example 3.3:
Now assume that instead of making a contribution of $12,000 after the Participant’s 63rd birthday as in Example 2, the Participant transfers only an additional $2,000 into the Contract. This transfer would increase the Participant’s Income Base to $99,000 ($97,000 + $2,000 contribution). At the age of 63, the Participant would be entitled to a Guaranteed Income Rate of 4.30% on any Incremental Contributions. However, in this example, the Participant has not “paid back” Outstanding Excess Withdrawals, and the 4.2% Guaranteed Income Rate will continue to apply to the $2,000 Contribution (the Blended Guaranteed Income Rate in effect for the last Incremental Contribution). With the Participant’s Income Base at $99,000, this would increase the Participant’s annual Guaranteed Income Amount to $4,158 (4.2% * $99,000).
Example 4: Taking a Withdrawal After the Lock‑In Date has been Established

Example:
Annual Period:	Year 1
Income Base:	$100,000
Blended Guaranteed Income Rate:	5.00%
Guaranteed Income Amount:	$5,000
Withdrawal on July 1, Year 1:	$2,500
Withdrawal on September 1, Year 1:	$2,500
January 16, Year 2 -
Annual Period:	January 15, Year 3
Year 2 Income Base:	$100,000
Blended Guaranteed Income Rate:	5.00%
Guaranteed Income Amount:	$5,000
Withdrawal on July 1, Year 2:	$5,000
Withdrawal on January 15, Year 3:	$5,000
Income Base on January 15, Year 3 (before withdrawal):	$100,000
Account Value on January 15, Year 3 (before withdrawal):	$80,000
January 16, Year 3 -
Annual Period:	January 15, Year 4
2023 Income Base:	$93,750
Blended Guaranteed Income Rate:	5.0%
Guaranteed Income Amount:	$4,688
In this example, the Participant has elected a Lock‑In Date and has established a Guaranteed Income Amount of $5,000. The Participant may therefore withdraw up to $5,000 on an annual basis without affecting the Guaranteed Income Amount for future Annual Periods. The Participant’s birthday is January 16th, and the Participant’s first Annual Period for purposes of withdrawing the Guaranteed Income Amount runs from January 16, Year 1 through January 15, Year 2. The Participant makes two withdrawals in the amount of $2,500 each during the first Annual Period, and has therefore withdrawn the full Guaranteed Income Amount. There has been no Excess Withdrawal, and the Guaranteed Income Amount will remain unchanged for the next Annual Period from January 16, Year 2 through January 15, Year 3 (assuming the Annual Step‑Up does not increase the Income Base). During the second Annual Period the Participant makes two withdrawals of $5,000 each (on July 1, Year 2 and January 15, Year 3), for a total of $10,000. The Participant has therefore made an Excess Withdrawal of $5,000 on January 15, Year 3. The Participant’s Guaranteed Income Amount for future Annual Periods is therefore reduced to an amount equal to the Blended Guaranteed Income Rate (5.00%) multiplied by the new Income Base of $93,750: $100,000 minus the $6,250 Income Base Adjustment caused by the Excess Withdrawal. (That Income Base Adjustment equals $5,000 multiplied by 1.25 — the ratio of the Income Base before the Excess Withdrawal ($100,000) to the Account Value on January 15, 2023($80,000).) After giving effect to the Excess Withdrawal, the Participant’s Guaranteed Income Amount for the next Annual Period will be $4,688 (5.00% Blended Guaranteed Income Rate x $93,750 Income Base).

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WHERE TO FIND ADDITIONAL INFORMATION
The Statement of Additional Information (SAI) dated May 1,2023 contains more information about the Contract and the Pooled Account. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is posted on our website, www.transamerica.com. For a free paper copy of the SAI, to request other information about the Contracts, and to make investor inquiries call us or write us at Transamerica Retirement Solutions.
Transamerica Retirement Solutions
6400 C Street SW
Cedar Rapids, IA 52499
(866) 287‑8388
Reports and other information about the Separate Account are available on the SEC’s website www.sec.gov, and copies of this information may be obtained, upon payments of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No.is #C000085420

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Statement of Additional Information

May 1, 2023

SecurePath for Life Product

Issued through

Separate Account VA FF and TFLIC Pooled Account No.44

Offered by

Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company

This Statement of Additional Information expands upon subjects discussed in the prospectus for the SecurePath for Life Product offered by Transamerica Life Insurance Company (“TLIC”). This Statement of Additional Information is NOT a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2023, for the SecurePath for Life Product and the prospectuses for the underlying target retirement date mutual funds. Copies of the prospectus for the SecurePath for Life Product are available, at no charge, by writing Transamerica Retirement Solutions at 6400 C Street SW, Cedar Rapids, IA 52499 or by calling (866) 287-8388.

The Company

We are engaged in the sale of life and health insurance and annuity policies. Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company Inc., and is licensed in all states except New York and the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947 and is licensed in all states and the District of Columbia. We are a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of ours. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for our financial obligations arising under the policies.

Separate Account

TLIC has established a Separate Account (Separate Account VA FF), to hold the assets that are associated with the Contracts it issues in all jurisdictions except New York. The Separate Account was established under Iowa law, and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust, which is a type of investment company.

TFLIC has established a Pooled Account (Pooled Account No. 44), to hold the assets that are associated with the Contracts it issues. The Pooled Account was established under New York law, and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust, which is a type of investment company.

The assets of each Pooled Account are held in the name of the applicable Company and legally belong to that Company. Investment income and gains from the assets of each Pooled Account are reinvested and taken into account in determining the value of that Pooled Account, without regard to other income, gains, or losses of the Company. Assets of a Pooled Account may not be charged with liabilities arising out of any other business of the applicable Company. However, all obligations under the Contract, including the obligations to pay the Guaranteed Income Amount under the Contract, are the Company’s general account corporate obligations. Additional information about the Company, including its audited financial statements for the most recent fiscal year, is available in the Statement of Additional Information.

Cyber Security Risk (Continued from “Principal Risks” section of the Prospectus)

OPPORTUNITIES and CHALLENGES

The increasing digitalization of the financial services landscape has intensified the financial and reputational risk presented by cybersecurity threats. The COVID-19 pandemic, and the continuation of remote working, have further escalated these threats. As our business becomes more technology driven and our digital reliance increases, we become a greater target for cybercriminals, and more vulnerable to threats such as ransomware attacks.

What Transamerica is doing

Transamerica maintains a well-documented information security program which is based on ISO 27000 series and incorporates aspects of COBIT, NIST, SANS, as well as other industry-recognized frameworks and best practices. The program is designed to protect the infrastructure, information systems, and the information in Transamerica’s systems from unauthorized access, use, or other malicious acts by enabling the organization to identify risks, implement the appropriate protections, and detect and respond to cybersecurity events. Transamerica has established strong security policies, procedures, guidelines, and standards that are reviewed regularly to ensure compliance with applicable laws, regulations, and alignment with industry standards. Our cybersecurity program covers every aspect of security management: data handling and classification; access controls and identity management; business continuity and disaster recovery; configuration management; asset management; risk assessment; data disposal; information security incident response; system operations; vulnerability and patch management; system, application, and network security and monitoring; systems and application development and performance; physical and environmental controls; data privacy; vendor and third- party service provider management; consistent use of multi-factor authentication; cybersecurity awareness training; and encryption.

We continue to take steps to strengthen our information security program, infrastructure, and ability to respond to cyberattacks;, for example, by further developing our dedicated Information Security teams and strengthening controls. Transamerica’s Risk Management teams also periodically assesses known potential cyber risk factors, together with the first line functions such as the Security Operations Center, with known trends or material incidents reported to Transamerica’s Management and Supervisory Boards as necessary.

OVERVIEW

Information security and privacy regulation

Transamerica’s businesses are regulated with respect to information security, data breach response, privacy, and data use at both the federal and state levels. At the federal level, various Transamerica companies are subject to the Gramm-Leach-Bliley Act (GLBA), the Fair Credit Reporting Act (FCRA), and the Health Insurance Portability and Accountability Act (HIPAA), among other laws. At the state level, Departments of Insurance and Financial Services typically administer a series of privacy and information security laws and regulations that impact several Transamerica businesses such as the New Year Department of Financial Services Rule 500 (NYDFS Rule 500). In addition, in recent years numerous state legislatures have passed or have attempted to pass additional, more broad-based general consumer privacy laws, such as the California Consumer Privacy Act and the California Privacy Rights Act. Those California laws, as amended, will be administered by the California Privacy Protection Agency. Additional laws and regulations with respect to these topics are also anticipated to be promulgated and to go into effect in the coming years, and they may be administered by new or different state agencies or by the offices of state Attorneys General. The White House, SEC, and other regulators have also increased their focus on companies’ cybersecurity vulnerabilities and risks, including in relation to third-party service providers.

Operational Risks

A computer system failure or security breach of Transamerica’s IT systems or that of critical third parties may disrupt Transamerica’s business, damage Transamerica’s reputation and adversely affect Transamerica’s results of operations, financial condition, and cash flows.

Transamerica relies heavily on computer and information systems and internet and network connectivity (collectively, “IT systems”) to conduct a large portion of its business operations. This includes the need to securely store, process, transmit and dispose of confidential information, including personal information, through a number of complex systems. In many cases this also includes transmission and processing to or through customers, business partners, (semi-) governmental agencies and third-party service providers. Computer system failures, cyber-crime attacks or security or data privacy breaches may materially disrupt Transamerica’s business operations, damage Transamerica’s reputation, result in regulatory and litigation exposure, investigation and remediation costs, and materially and adversely affect Transamerica’s results of operations, financial condition and cash flows.

The information security risk that Transamerica faces includes the risk of malicious outside forces using public networks and other methods, including social engineering and the exploitation of targeted offline processes, to attack Transamerica’s systems and information and potentially demand ransom. It also includes inside threats, both malicious and accidental. For example, human error, bugs and vulnerabilities that may exist in Transamerica’s systems or software, unauthorized user activity and lack of sufficiently automated processing or sufficient logging and monitoring can result in improper information exposure or failure or delayed detection of such activity in a timely manner. Transamerica also faces risk in this area due to its reliance in many cases on third-party systems, all of which may face cyber and information security risks of their own. Third-party administrators or distribution partners used by Transamerica or its subsidiaries may not adequately secure their own IT systems or may not adequately keep pace with the dynamic changes in this area. Potential bad actors that target Transamerica and applicable third parties may include, but are not limited to, criminal organizations, foreign government bodies, political factions, and others.

In recent years, information security risk has increased sharply due to a number of developments in how information systems are used, not only by companies such as Transamerica, but also by society in general. Threats have increased in frequency and magnitude, and are expected to continue to increase, as criminals and other bad actors become more organized and employ more sophisticated techniques. At the same time companies increasingly make

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information systems and data available through the internet, mobile devices or other network connections to customers, employees and business partners, thereby expanding the attack surface that bad actors can potentially exploit. As a result of the COVID-19 pandemic, Transamerica also faces increased cybersecurity risks due to the number of Transamerica’s and Transamerica’s service providers’ and partners’ employees who are working remotely, which creates additional opportunities for cybercriminals to launch social engineering attacks and exploit vulnerabilities in non-corporate IT environments. The White House, SEC and other regulators have also increased their focus on cybersecurity vulnerabilities and risks.

Large financial institutions such as and including Transamerica have been, and will continue to be, subject to information security attacks. The nature of these attacks will also continue to be unpredictable, and in many cases, may arise from circumstances that are beyond Transamerica’s control. Attackers are also increasingly using tools and techniques that are specifically designed to circumvent controls, to evade detection and even to remove or obfuscate forensic evidence. As a result, Transamerica may be unable to timely or effectively detect, identify, contain, investigate or remediate IT systems in response to, future cyberattacks or security breaches. Especially if and to the extent Transamerica fails to adequately invest in defensive infrastructure, timely response capabilities, technology, controls and processes, or to effectively execute against its information security strategy, it may suffer material adverse consequences.

To date the highest impact information security incidents that Transamerica has experienced are believed to have been the result of e-mail phishing attacks targeted at Transamerica’s business partners and customers. This in turn led to the unauthorized use of valid Transamerica website credentials to engage in fraudulent transactions and improper data exfiltration. Additionally, Transamerica has faced other types of attacks, including, but not limited to, other types of phishing attacks, distributed denial of service (DDoS) attacks, technology implementation and update errors, various human errors, e-mail related errors, paper-based errors, exploitations of vulnerabilities and certain limited cases of unauthorized internal user activity. Like many other companies, Transamerica could also be subject to malware, ransomware and similar types of attacks or intrusions. There is no guarantee that the measures that Transamerica takes will be sufficient to stop all types of attacks or mitigate all types of information security or data privacy risks.

Transamerica maintains cyber liability insurance to help decrease the financial impact of cyber-attacks and information security events, subject to the terms and conditions of the policy; however, such insurance may not be sufficient to cover all applicable losses that Transamerica may suffer.

A breach of data privacy or security obligations may disrupt Transamerica’s business, damage Transamerica’s reputation and adversely affect financial conditions and results of operations.

Pursuant to applicable laws, various government and semi-governmental and other administrative bodies have established numerous rules protecting the privacy and security of personal information and other confidential or sensitive information held by Transamerica. Notably, certain of Transamerica’s businesses are subject to laws and regulations enacted by US federal and state governments and/or various regulatory organizations relating to the privacy and/or information security of the information of customers, employees or others.

The New York Department of Finance Services (NYDFS), pursuant to its cybersecurity regulation, requires financial institutions regulated by the NYDFS, including certain Transamerica subsidiaries, to, among other things, satisfy an extensive set of minimum information security requirements, including but not limited to governance, management, reporting, policy, technology and control requirements. Other states have adopted similar cybersecurity laws and regulations. NYDFS has also issued two proposed amendments to NYDFS Rule 500 that move beyond administrative and technical safeguards to granular regulations on cybersecurity governance and risk management.

Numerous other US state and federal laws also impose various information security and privacy related obligations with respect to Transamerica, including but not limited to the Gramm-Leach-Bliley Act and related state laws and implementing regulations (GLBA), the California Consumer Privacy Act (CCPA), the California Privacy Rights Act (CPRA), and the Health Insurance Portability and Accountability Act (HIPAA), among many others. These laws generally provide for governmental investigative and enforcement authority, and in certain cases provide for private rights of action.

Numerous other legislators and regulators with jurisdiction over Transamerica’s businesses are considering or have already enacted enhanced information security risk management and privacy laws and regulations, with the overall

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number and scope of such laws and regulations continuing to increase every year. A number of Transamerica companies are also subject to contractual restrictions with respect to the use and handling of the sensitive information of Transamerica’s clients and business partners.

Transamerica, and numerous of its systems, employees, third-party providers and business partners have access to, and routinely process, the personal information of consumers and employees. Transamerica relies on a large number of processes and controls to protect the confidentiality, integrity and availability of personal information and other confidential information that is accessible to, or in the possession of, Transamerica, its systems, employees and business partners. It is possible that a Transamerica or a third party’s employee, contractor, business partner or system could, intentionally or unintentionally, inappropriately disclose or misuse personal or confidential information. Transamerica’s data or data in its possession could also be the subject of an unauthorized information security attack. If Transamerica fails to maintain adequate processes and controls or if Transamerica or its business partners fail to comply with relevant laws and regulations, policies and procedures, misappropriation or intentional or unintentional inappropriate disclosure or misuse of personal information or other confidential information could occur. Such control inadequacies or non-compliance could cause disrupted operations and misstated or unreliable financial data, materially damage Transamerica’s reputation or lead to increased regulatory scrutiny or civil or criminal penalties or (class action) litigation, which, in turn, could have a material adverse effect on Transamerica’s business, financial condition and results of operations.

In addition, Transamerica analyzes personal information and customer data to better manage its business, subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such information may be imposed. Additional privacy and information security obligations have been imposed by various governments with jurisdiction over Transamerica or its subsidiaries in recent years, and more similar obligations are likely to be imposed in the near future across Transamerica’s operations. Such restrictions and obligations could have material impacts on Transamerica’s business, financial conditions and results of operations.

In order to supplement the description in the prospectus, the following provides additional information about us and the policy, which may be of interest to a prospective purchaser.

Independent Registered Public Accounting Firms

The statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2022 and 2021 and for the three years ended December 31, 2022 included in this Statement of Additional Information, have been so included in reliance on the report of PricewaterhouseCoopers LLP, the independent auditors, given on the authority of said firm as experts in accounting and auditing.

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

The statements of assets and liabilities of Separate Account VA FF at December 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated within the financial statements, appearing herein, have been audited by Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, Independent Registered Public Accounting Firm, as set forth in their report thereon, and are included in reliance upon such report given upon the authority of said firm as experts in accounting and auditing.

The statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company as of December 31, 2022 and 2021 and for the three years ended December 31, 2022 included in this Statement of Additional Information, have been so included in reliance on the report of PricewaterhouseCoopers LLP, the independent auditors, given on the authority of said firm as experts in accounting and auditing.

The statements of assets and liabilities of TFLIC Pooled Account No. 44 at December 31, 2022, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated within the financial statements, appearing herein, have been audited by Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, Independent Registered Public Accounting Firm, as set forth in their report thereon, and are included in reliance upon such report given upon the authority of said firm as experts in accounting and auditing.

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Principal Underwriter/Sale of Contracts

Transamerica Capital, Inc. (“TCI”), which is an affiliate of TLIC/TFLIC, is the principal underwriter and distributor of the Contracts. TCI or other authorized broker-dealers, which enter into an agreement with TCI, will perform sales and marketing functions relative to the Contracts. TCI is a broker-dealer registered with the Securities and Exchange Commission (SEC) under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of TCI is 1801 California Street, Suite 5200, Denver, CO 80202.

The Contracts are offered on a continuous basis. TLIC/TFLIC anticipates continuing to offer the policies, but reserves the right to discontinue the offering at any time.

The Contracts are wholesaled and distributed by individuals who are registered representatives of TCI and who are also licensed as insurance agents for TLIC/TFLIC. TCI may also enter distribution agreements with other broker-dealers. The Contracts may be sold through registered representatives of those broker-dealers authorized by TCI. Such representatives will also be TLIC’s appointed insurance agents under state insurance law.

TFLIC no longer pays commissions for sales of the Contract. There have been no commissions paid within the last three fiscal years.

In addition, in an effort to promote the sale of the Contracts, TLIC/TFLIC or TCI may enter into compensation arrangements with certain broker-dealers under which such firms may receive separate compensation or reimbursement for (i) sales promotions relating to the Contracts; (ii) costs associated with sales conferences and educational seminars for sales representatives; and (iii) other administrative services. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among firms.

Determination of Unit Values

TLIC/TFLIC determines the Unit value of each Variable Investment Option each day on which the New York Stock Exchange is open for business (each, a “Business Day”). As a result, each Variable Investment Option will normally determine its Unit value every weekday except for the following holidays or the days on which they are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas. This daily determination of Unit value is made as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. A Business Day may close earlier than 4:00 p.m. Eastern time if regular trading on the New York Stock Exchange closes earlier.

The Unit value is determined by dividing (i) the total assets of a Variable Investment Option less all of its liabilities by (ii) the total number of Units outstanding at the time the determination is made. Contributions to and withdrawals from the Variable Investment Option will be priced at the Unit value next determined following the receipt of such Contribution or withdrawal, in good order at the SecurePath Service Center.

Units of each Variable Investment Option are valued based upon the valuation of the securities held by the corresponding underlying Target Date Fund in which the particular Variable Investment Option invests. The value of the assets of a Variable Investment Option is determined by multiplying the number of shares of the Target Date Fund held by that Variable Investment Option by the net asset value of each share of that Target Date Fund, and adding the value of dividends declared by the Target Date Fund but not yet paid.

Additional Tax Information

Taxation of TLIC/TFLIC

TLIC/TFLIC at present is taxed as a Life Insurance Company and Transamerica Financial Life Insurance Company under part I of Subchapter L of the Code. The assets of the Pooled Account are held in the name of TLIC/TFLIC and legally belong to TLIC/TFLIC. Accordingly, the Pooled Account will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. TLIC/TFLIC does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Pooled Account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the Pooled Account for federal income taxes. If, in future years, any federal income taxes are incurred by TLIC/TFLIC with respect to the Pooled Account, TLIC/TFLIC may make a charge to the Pooled Account.

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TLIIC/TFLIC may benefit from any deductions for dividends received by the separate account or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.

Financial Statements

All required statutory financial statements are included in Part B of this Registration Statement.

The values of your interest in the separate account will be affected solely by the investment results of the applicable Subaccount(s). The statutory-basis financial statements and schedules of Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company should be considered only as bearing on our ability to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

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TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA FF

SECUREPATH FOR LIFE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2022

	SecurePath for Life Retirement Income	SecurePath for Life 2020 (a)		SecurePath for Life 2025 (b)	SecurePath for Life 2030	SecurePath for Life 2035
Assets:
Investment in mutual fund, at net asset value	$457,511	$1,846,891		$864,414	$916,001	$16,269
Receivable for investments sold	442,132	128,351		1,834,105	491,395	1
Receivable for units sold	—	173		821	—	—

Total assets	899,643	1,975,415		2,699,340	1,407,396	16,270

Liabilities:
Payable for units redeemed	442,132	128,524		1,834,926	491,395	1
Accrued guaranteed income benefit charge	1,225	1,384		2,789	1,090	13
Accrued administrative fees	613	692		1,394	545	7
Accrued mortality and expense risk fees	136	154		310	121	1

Total liabilities	444,106	130,754		1,839,419	493,151	22

Net assets attributable to contractholders	$455,537	$1,844,661		$859,921	$914,245	$16,248

Net assets:
Group annuity contractholders	455,537	1,363,074		682,899	914,245	16,248
Individual annuity contractholders	—	481,587		177,022	—	—

Total net assets	455,537	1,844,661		859,921	914,245	16,248

Accumulation units:
Group annuity contractholders	32,904	78,024		36,760	54,708	1,400
Individual annuity contractholders	—	27,926		9,611	—	—

Total accumulation units	32,904	105,950		46,371	54,708	1,400

Unit value:
Group annuity contractholders	$13.84	$17.47		$18.58	$16.71	$11.61

Individual annuity contractholders	N/A	$17.24	*	$18.42	N/A	N/A

Investment in mutual fund (Note 1):
Cost	$473,583	$2,174,113		$981,625	$978,672	$17,581

Number of shares	37,378	72,827		51,824	29,200	841

(a)	Individual annuity contractholders became effective on December 27, 2022.
(b)	Individual annuity contractholders became effective on December 29, 2022.
*	Actual unit value presented differs from calculated unit value due to rounding.

The notes to the financial statements are an integral part of this report.

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA FF

SECUREPATH FOR LIFE VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2022

	SecurePath for Life Retirement Income	SecurePath for Life 2020	SecurePath for Life 2025	SecurePath for Life 2030	SecurePath for Life 2035
Investment income:
Dividend income	$29,985	$48,517	$54,020	$28,291	$329

Expenses:
Guaranteed income benefit charge	13,644	18,450	43,966	10,605	185
Administrative fees	6,822	9,225	21,983	5,302	93
Mortality and expense risk fees	1,516	2,050	4,885	1,178	20

Net expenses	21,982	29,725	70,834	17,085	298

Net investment income (loss)	8,003	18,792	(16,814)	11,206	31

Net realized and unrealized gains (losses) on investments:
Realized capital losses from investments	(69,389)	(116,176)	(324,343)	(159,846)	(6,931)
Realized capital gain distributions	3,328	45,264	18,484	6,442	99
Change in net unrealized appreciation (depreciation) from investments	(80,844)	(303,608)	(680,375)	(72,596)	(1,463)

Net realized and unrealized losses on investments	(146,905)	(374,520)	(986,234)	(226,000)	(8,295)

Net decrease in net assets resulting from operations	$(138,902)	$(355,728)	$(1,003,048)	$(214,794)	$(8,264)

The notes to the financial statements are an integral part of this report.

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA FF

SECUREPATH FOR LIFE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2022

	SecurePath for Life Retirement Income	SecurePath for Life 2020	SecurePath for Life 2025	SecurePath for Life 2030	SecurePath for Life 2035
From operations:
Net investment income	$8,003	$18,792	$(16,814)	$11,206	$31
Realized capital losses from investments	(69,389)	(116,176)	(324,343)	(159,846)	(6,931)
Realized capital gain distributions	3,328	45,264	18,484	6,442	99
Change in net unrealized appreciation (depreciation) from investments	(80,844)	(303,608)	(680,375)	(72,596)	(1,463)

Net decrease in net assets resulting from operations	(138,902)	(355,728)	(1,003,048)	(214,794)	(8,264)

From unit transactions:
Units sold	21,186	597,810	969,848	697,777	132,573
Units sold from subaccount acquisition	1,904,781	—	—	—	—
Units redeemed	(2,328,927)	(738,679)	(5,071,279)	(853,949)	(109,474)

Net increase (decrease) in net assets resulting from unit transactions	(402,960)	(140,869)	(4,101,431)	(156,172)	23,099

Total increase (decrease) in net assets	(541,862)	(496,597)	(5,104,479)	(370,966)	14,835

Net assets:
Beginning of year	997,399	2,341,258	5,964,400	1,285,211	1,413

End of year	$455,537	$1,844,661	$859,921	$914,245	$16,248

Units outstanding beginning of year	61,950	113,379	267,185	63,458	100
Units sold	1,508	34,286	47,163	42,593	10,690
Units sold from subaccount acquisition	134,516	—	—	—	—
Units redeemed	(165,070)	(41,715)	(267,977)	(51,343)	(9,390)

Units outstanding end of year	32,904	105,950	46,371	54,708	1,400

The notes to the financial statements are an integral part of this report.

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA FF

SECUREPATH FOR LIFE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2021

	SecurePath for Life Retirement Income	SecurePath for Life 2020	SecurePath for Life 2025	SecurePath for Life 2030
From operations:
Net investment income (loss)	$9,911	$16,802	$28,585	$8,855
Realized capital gains from investments	12,728	55,455	52,851	45,102
Realized capital gain distributions	55,881	333,286	723,252	168,639
Change in net unrealized appreciation (depreciation) from investments	(40,721)	(258,003)	(354,217)	(130,053)

Net increase in net assets resulting from operations	37,799	147,540	450,471	92,543

From unit transactions:
Units sold	212	263,043	500,309	532,167
Units redeemed	(87,650)	(308,396)	(362,546)	(165,476)

Net increase (decrease) in net assets resulting from unit transactions	(87,438)	(45,353)	137,763	366,691

Total increase (decrease) in net assets	(49,639)	102,187	588,234	459,234

Net assets:
Beginning of year	1,047,038	2,239,071	5,376,166	825,977

End of year	$997,399	$2,341,258	$5,964,400	$1,285,211

Units outstanding beginning of year	67,465	115,608	260,659	44,777
Units sold	13	12,858	22,901	27,188
Units redeemed	(5,528)	(15,087)	(16,375)	(8,507)

Units outstanding end of year	61,950	113,379	267,185	63,458

The notes to the financial statements are an integral part of this report.

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA FF

SECUREPATH FOR LIFE VARIABLE ANNUITY

FINANCIAL HIGHLIGHTS

For an accumulation unit outstanding throughout the period/year:

		Income (Loss) from Investment Operations								Ratios to Average Net Assets (b)
For the Period/ Year Ended	Unit Value, Beginning of Period/Year	Net Investment Income (Loss) (a)		Net Realized and Unrealized Gains (Losses) on Investments	Total Income (Loss) from Investment Operations	Unit Value, End of Period/Year	Net Assets, End of Period/Year	Total Return *		Expenses		Net Investment Income (Loss)		Portfolio Turnover
SPL Retirement Income
Group Annuity
12/31/2022	$16.10	$0.08		$(2.34)	$(2.26)	$13.84	455,537	(14.01)%		1.45%		0.53%		141%
12/31/2021	15.52	0.15		0.43	0.58	16.10	997,399	3.74		1.45		0.97		8
12/31/2020	14.31	0.06		1.15	1.21	15.52	1,047,038	8.45		1.45		0.40		4
12/31/2019	12.82	0.17		1.32	1.49	14.31	1,256,726	11.62		1.45		1.24		4
12/31/2018	13.28	0.14		(0.60)	(0.46)	12.82	1,164,323	(3.46)		1.45		1.07		4

SPL 2020
Group Annuity
12/31/2022	20.65	0.06		(3.24)	(3.18)	17.47	1,363,074	(15.40)		1.45		0.34		9
12/31/2021	19.37	0.15		1.13	1.28	20.65	2,341,258	6.59		1.45		0.73		15
12/31/2020	17.54	0.02		1.81	1.83	19.37	2,239,071	10.44		1.45		0.12		36
12/31/2019	15.08	0.17		2.29	2.46	17.54	2,496,648	16.31		1.45		1.02		10
12/31/2018	16.02	0.13		(1.07)	(0.94)	15.08	2,358,000	(5.87)		1.45		0.85		25

Individual Annuity
12/31/2022 (c)	17.26	0.42		(0.44)	(0.02)	17.24	481,587	(0.12	)(d)	1.44	(e)	297.51	(e)	—	(d)(f)

SPL 2025
Group Annuity
12/31/2022	22.32	(0.07)		(3.67)	(3.74)	18.58	682,899	(16.78)		1.45		(0.34)		9
12/31/2021	20.63	0.11		1.58	1.69	22.32	5,964,400	8.18		1.45		0.50		3
12/31/2020	18.47	0.08		2.08	2.16	20.63	5,376,166	11.68		1.45		0.45		8
12/31/2019	15.64	0.31		2.52	2.83	18.47	4,973,911	18.09		1.45		1.76		12
12/31/2018	16.75	0.18		(1.29)	(1.11)	15.64	3,285,824	(6.63)		1.45		1.09		12

Individual Annuity
12/31/2022 (g)	18.49	—	(h)	(0.07)	(0.07)	18.42	177,022	(0.36	)(d)	1.44	(e)	(1.44	)(e)	—	(d)(f)

SPL 2030
Group Annuity
12/31/2022	20.25	0.17		(3.71)	(3.54)	16.71	914,245	(17.49)		1.45		0.95		59
12/31/2021	18.45	0.17		1.63	1.80	20.25	1,285,211	9.74		1.45		0.88		18
12/31/2020	16.39	0.05		2.01	2.06	18.45	825,977	12.52		1.45		0.30		14
12/31/2019	13.73	0.16		2.50	2.66	16.39	1,196,283	19.37		1.45		1.08		14
12/31/2018	14.80	0.15		(1.22)	(1.07)	13.73	990,925	(7.28)		1.45		1.01		26

SPL 2035
Group Annuity
12/31/2022	14.13	0.02		(2.54)	(2.52)	11.61	16,248	(17.83)		1.45		0.15		784

*	Return presented may differ from calculated return due to rounding of unit value for financial statement purposes.
(a)	Calculated based upon average accumulation units outstanding.
(b)	Ratios exclude expenses incurred by the underlying Vanguard Fund.
(c)	Commencement of Operations, December 28, 2022.
(d)	Not annualized.
(e)	Annualized.
(f)	Rounds to less than 1%.
(g)	Commencement of Operations, December 30, 2022.
(h)	Rounds to less than 0.01 or (0.01).

The notes to the financial statements are an integral part of this report.

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA FF

SECUREPATH FOR LIFE VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Separate Account VA FF (the “Separate Account”) is a separate investment account established on September 1, 2010, by Transamerica Life Insurance Company, Inc. (“TLIC”), a wholly-owned subsidiary of AEGON USA, LLC (“AEGON”), under the laws of the State of Iowa. AEGON is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON NV, a corporation based in the Netherlands, which is a publicly traded international insurance group.

The Separate Account is registered with the Securities and Exchange Commission and operates as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended. The Separate Account holds assets that are segregated from all of TLIC’s other assets and, at present, is used as a funding vehicle under certain tax-deferred annuity contracts issued by TLIC to fund retirement plans maintained by certain not-for-profit and other organizations (“Group Plans”) and is available as an individual annuity contract (“IRA”). TLIC is the legal holder of the assets in the Separate Account.

At December 31, 2022, there were six Subaccounts (collectively, the “Subaccounts”) within the Separate Account available to contractholders of Group Plans and IRAs. SecurePath for Life Retirement Income (“SPL Retirement Income”), SecurePath for Life 2020 (“SPL 2020”), and SecurePath for Life 2025 (“SPL 2025”) commenced operations on December 1, 2010. SecurePath for Life 2030 (“SPL 2030”) commenced operations on January 3, 2013. SecurePath for Life 2035 (“SPL 2035”) commenced operations on December 29, 2017 and has been available to contract holders since that date. SPL 2035 commenced operations with its first contract holder deposit on March 9, 2022. The initial funding of IRAs occurred effective December 28, 2022 and December 30, 2022 in SPL 2020 (27,926 units with a value of $482,000) and SPL 2025 (9,611 units with a value of $177,666), respectively, as a result of rollover transactions from a Group Plan.

Each Subaccount invests in one of a series of Vanguard Target Retirement Funds (the “Target Retirement Funds”), which are mutual funds offered through the Vanguard Group, Inc. The financial statements of the Target Retirement Funds should be read in conjunction with the Separate Account’s financial statements.

Subaccount	Underlying Investment
SPL Retirement Income	Vanguard Target Retirement Income Fund, Investor Class
SPL 2020	Vanguard Target Retirement 2020 Fund, Investor Class
SPL 2025	Vanguard Target Retirement 2025 Fund, Investor Class
SPL 2030	Vanguard Target Retirement 2030 Fund, Investor Class
SPL 2035	Vanguard Target Retirement 2035 Fund, Investor Class

From time to time, the Subaccounts may have a concentration of several contractholders holding a significant percentage of units outstanding. Investment activities of these unit holders could have a material impact on the Subaccounts.

In preparing the Subaccounts’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The Subaccounts apply investment company accounting and reporting guidance Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 946 Financial services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Separate Account.

Security Transactions: The investments in the Target Retirement Funds are valued at the net asset value per share determined as of the close of business of the New York Stock Exchange (the “NYSE”) (typically,

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA FF

SECUREPATH FOR LIFE VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

4:00 P.M. Eastern time) on the valuation date. A description of the portfolio valuation policy for the Target Retirement Funds can be found in the Target Retirement Funds’ Notes to Financial Statements.

Investment Income: Dividend income from the investment in the Target Retirement Funds is recorded on the ex-dividend date and realized gains and losses from the sale of investments are determined on the basis of identified cost. Dividends received from the Target Retirement Fund investments are reinvested to purchase additional mutual fund shares.

Contributions and Withdrawals: The unit value of each Subaccount is determined as of the close of business of the NYSE. Contractholders may contribute or withdraw from the Subaccounts at the stated unit value on any business day.

Federal Income Taxes: The operations of the Separate Account form a part of, and are taxed with, the operations of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the “Code”). TLIC does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains or unrealized attributable to the Separate Account. Based upon this expectation, no charges are currently being deducted from the Separate Account for federal income tax purposes. TLIC identifies its major tax jurisdictions as US Federal, all states except New York, the District of Columbia and the territories of Guam, Puerto Rico and the Virgin Islands.

The Separate Account recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. If applicable, the Separate Account recognizes interest accrued related to unrecognized tax liabilities and related penalties as “tax expense” on the Statement of Operations. Management has evaluated the Separate Account’s tax provisions taken for all open tax years 2019-2021, as 2022 has not yet been filed, and has concluded that no provision for income tax is required in Separate Account’s financial statements.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The value of the investment in each Target Retirement Fund is valued at the net asset value per share at the close of business of the NYSE, normally, 4:00 P.M. Eastern time, each day the NYSE is open for business. The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs, which may include management’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA FF

SECUREPATH FOR LIFE VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 2. SECURITY VALUATIONS (continued)

the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurement: Investment company securities are valued at the net asset value of the underlying portfolio. These mutual funds are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy. There are no Level 2 or Level 3 investments held as of December 31, 2022.

NOTE 3. FEES

Daily charges to each Subaccount for the Guaranteed Income Benefit Charge charged by TLIC were computed at the annual rate of 0.90%; however, TLIC reserves the right to charge maximum fees of 1.40% upon 90 days’ prior written notice. Daily charges to each Subaccount for mortality and expense risk fees payable to TLIC were computed at an annual rate of 0.10% of daily average net assets. Daily charges to each Subaccount for administrative fees payable to TLIC were computed at an annual rate of 0.45% of daily average net assets. Total annual expenses for each Subaccount are currently 1.45% of daily average net assets.

TLIC reserves the right to deduct an annual contract charge from a contractholder’s account to reimburse TLIC for administrative expenses relating to the maintenance of the group variable annuity contracts. TLIC has no present intention to impose such a charge but may do so in the future. Any such annual charge will not exceed $50.

The value of the assets in each Subaccount reflects the fees and expenses paid by the underlying Target Retirement Fund, including investment advisory fees and other expenses.

NOTE 4. INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
SPL Retirement Income	$1,979,588	$2,370,465
SPL 2020	686,050	763,496
SPL 2025	613,505	4,716,131
SPL 2030	667,708	806,037
SPL 2035	132,978	109,729

The Target Retirement Funds each invest in an array of other Vanguard fund investments (“Underlying Funds”) at the Underlying Funds’ net asset values on valuation date.

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA FF

SECUREPATH FOR LIFE VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 5. RISK FACTORS

Market risk: The market values of the Underlying Funds’ securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not an Underlying Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of an Underlying Fund’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The COVID-19 pandemic could continue to adversely affect the value and liquidity of an Underlying Fund’s investments, impair an Underlying Fund’s ability to satisfy redemption requests, and negatively impact an Underlying Fund’s performance.

Underlying funds risk: Because each Subaccount invests its assets in an Underlying Fund, its ability to achieve to achieve its investment objective depends largely on the performance on the Underlying Fund in which it invests. Investing in Underlying Funds subjects the Subaccounts to the risks of investing in the underlying securities or assets held by those Underlying Funds. Each Underlying Fund has its own investment risks, and those risks can affect the value of the Underlying Fund’s shares, and therefore the value of a Subaccount’s investment. There can be no assurance that the investment objective of any Underlying Fund will be achieved. In addition, a Subaccount will bear a pro rata portion of the operating expenses of the Underlying Fund in which it invests.

NOTE 6. REORGANIZATION

Following the close of business on July 8, 2022, SPL Retirement Income acquired all of the net assets of SPL 2015. Per the Separate Account’s prospectus, when the asset allocation of a Subaccount, other than SPL Retirement Income, becomes similar to that of SPL Retirement Income, which follows a static asset allocation

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA FF

SECUREPATH FOR LIFE VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 6. REORGANIZATION (continued)

strategy designed for investors currently in retirement, it is in the best interest of Subaccount unit holders to combine the Subaccount with SPL Retirement Income, the accounting survivor. The acquisition was accomplished by a tax-free exchange of 134,516 units of SPL Retirement Income for 117,215 units of SPL 2015 outstanding on July 8, 2022. SPL 2015’s net assets at that date, $1,904,781, including $363,609 unrealized depreciation, were combined with those of SPL Retirement Income. The aggregate net assets of SPL Retirement Income immediately before the acquisition were $655,914; the combined net assets of SPL Retirement Income immediately after the acquisition were $2,560,636.

The exchange ratio of the reorganization for SPL Retirement Income was 1.148%, which is calculated by dividing the SPL Retirement Income units issued by the SPL 2015 units outstanding on July 8, 2022.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events through March 20, 2023, which is the date that these financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment to or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and Contractholders of Separate Account VA FF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Separate Account VA FF (the “Separate Account”) (comprising SecurePath for Life Retirement Income, SecurePath for Life 2020, SecurePath for Life 2025, SecurePath for Life 2030 and SecurePath for Life 2035 (collectively referred to as the “Subaccounts”)) as of December 31, 2022, and the related statements of operations and the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Separate Account at December 31, 2022, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting Separate Account VA FF	Statement of operations	Statements of changes in net assets	Financial highlights
SecurePath for Life Retirement Income SecurePath for Life 2020 SecurePath for Life 2025 SecurePath for Life 2030	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
SecurePath for Life 2035	For the year ended December 31, 2022	For the year ended December 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the Subaccount’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of the Separate Account’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 2010.

Boston, Massachusetts

March 20, 2023

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

POOLED ACCOUNT NO. 44

SECUREPATH FOR LIFE VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2022

	SecurePath for Life Retirement Income		SecurePath for Life 2020	SecurePath for Life 2025	SecurePath for Life 2030	SecurePath for Life 2035
Assets:
Investment in mutual funds, at net asset value	$6,197		$940,477	$1,131,700	$265,236	$303,291
Receivable for investments sold	15		—	—	—	—
Receivable for units sold	—		850	242	112	—

Total assets	6,212		941,327	1,131,942	265,348	303,291

Liabilities:
Payable for investments purchased	—		839	210	101	—
Payable for units redeemed	15		11	32	11	—
Accrued guaranteed income benefit charge	5		728	877	206	236
Accrued administrative fees	2		364	438	103	118
Accrued mortality and expense risk fees	1		81	97	23	26

Total liabilities	23		2,023	1,654	444	380

Net assets attributable to annuity contractholders	$6,189		$939,304	$1,130,288	$264,904	$302,911

Accumulation units outstanding	445		53,760	60,815	15,830	26,493

Accumulation unit value	$13.91	^	$17.47	$18.59	$16.73	$11.43

Investment in mutual fund (Note 1):
Number of shares	506		37,085	67,848	8,455	15,674

Cost	$6,986		$1,129,250	$1,316,335	$291,365	$329,053

^	Actual unit value presented differs from calculated unit value due to rounding.

The notes to the financial statements are an integral part of this report.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

POOLED ACCOUNT NO. 44

SECUREPATH FOR LIFE VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2022

	SecurePath for Life Retirement Income	SecurePath for Life 2020	SecurePath for Life 2025	SecurePath for Life 2030	SecurePath for Life 2035
Investment income:
Dividend income	$169	$23,080	$24,238	$5,332	$6,137

Expenses:
Guaranteed income benefit charge	61	8,771	10,679	2,622	1,776
Administrative fees	30	4,386	5,340	1,311	889
Mortality and expense risk fees	7	975	1,186	291	197

Net expenses	98	14,132	17,205	4,224	2,862

Net investment income	71	8,948	7,033	1,108	3,275

Net realized and unrealized gains (losses) on investments:
Realized capital gain (loss) from investments	(6)	(1,308)	105,183	6,931	(496)
Realized capital gain distributions received	23	21,532	8,294	1,214	1,850
Change in net unrealized appreciation (depreciation) from investments	(1,137)	(196,812)	(344,989)	(69,035)	(25,751)

Net realized and unrealized loss on on investments	(1,120)	(176,588)	(231,512)	(60,890)	(24,397)

Net decrease in net assets resulting from operations	$(1,049)	$(167,640)	$(224,479)	$(59,782)	$(21,122)

The notes to the financial statements are an integral part of this report.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

POOLED ACCOUNT NO. 44

SECUREPATH FOR LIFE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2022

	SecurePath for Life Retirement Income	SecurePath for Life 2020	SecurePath for Life 2025	SecurePath for Life 2030	SecurePath for Life 2035
From operations:
Net investment income	$71	$8,948	$7,033	$1,108	$3,275
Realized capital gains (losses) from investments	(6)	(1,308)	105,183	6,931	(496)
Realized capital gain distributions received	23	21,532	8,294	1,214	1,850
Change in net unrealized appreciation (depreciation) from investments	(1,137)	(196,812)	(344,989)	(69,035)	(25,751)

Net decrease in net assets resulting from operations	(1,049)	(167,640)	(224,479)	(59,782)	(21,122)

From unit transactions:
Units sold	—	55,016	311,920	41,970	324,014
Units redeemed	(290)	(12,651)	(525,708)	(54,735)	(1,372)

Net increase (decrease) in net assets resulting from unit transactions	(290)	42,365	(213,788)	(12,765)	322,642

Total increase (decrease) in net assets	(1,339)	(125,275)	(438,267)	(72,547)	301,520
Net assets:
Beginning of year	7,528	1,064,579	1,568,555	337,451	1,391

End of year	$6,189	$939,304	$1,130,288	$264,904	$302,911

Units outstanding beginning of year	466	51,548	70,235	16,639	100
Units sold	—	2,916	15,258	2,320	26,512
Units redeemed	(21)	(704)	(24,678)	(3,129)	(119)

Units outstanding end of year	445	53,760	60,815	15,830	26,493

The notes to the financial statements are an integral part of this report.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

POOLED ACCOUNT NO. 44

SECUREPATH FOR LIFE VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2021

	SecurePath for Life Retirement Income	SecurePath for Life 2020	SecurePath for Life 2025	SecurePath for Life 2030	SecurePath for Life 2035
From operations:
Net investment income (loss)	$76	$9,091	$7,215	$1,518	$(53)
Realized capital gains from investments	183	2,847	42,502	1,591	2,124
Realized capital gain distributions received	422	151,566	190,287	44,293	199
Change in net unrealized appreciation (depreciation) from investments	(374)	(102,648)	(119,008)	(17,893)	(1,370)

Net increase in net assets resulting from operations	307	60,856	120,996	29,509	900

From unit transactions:
Units sold	30	134,680	111,617	10,366	—
Units redeemed	(1,027)	(1,397)	(125,694)	(473)	(10,361)

Net increase (decrease) in net assets resulting from unit transactions	(997)	133,283	(14,077)	9,893	(10,361)

Total increase (decrease) in net assets	(690)	194,139	106,919	39,402	(9,461)
Net assets:
Beginning of year	8,218	870,440	1,461,636	298,049	10,852

End of year	$7,528	$1,064,579	$1,568,555	$337,451	$1,391

Units outstanding beginning of year	527	44,937	70,836	16,135	868
Units sold	2	6,681	5,100	528	—
Units redeemed	(63)	(70)	(5,701)	(24)	(768)

Units outstanding end of year	466	51,548	70,235	16,639	100

The notes to the financial statements are an integral part of this report.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

POOLED ACCOUNT NO. 44

SECUREPATH FOR LIFE VARIABLE ANNUITY

FINANCIAL HIGHLIGHTS

For an accumulation unit outstanding throughout the period/year:

		Income (Loss) from Investment Operations						Ratios to Average Net Assets (b)
For the Period/Year Ended	Unit Value, Beginning of Period/Year	Net Investment Income (Loss) (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total Income (Loss) From Investment Operations	Unit Value, End of Period/Year	Net Assets, End of Period/Year	Total Return*	Expenses		Net Investment Income (Loss)	Portfolio Turnover
SPL Retirement Income
12/31/2022	$16.17	$0.15	$(2.41)	$(2.26)	$13.91	$6,189	(14.02)%	1.45%		1.05%	3%
12/31/2021	15.58	0.15	0.44	0.59	16.17	7,528	3.76	1.42	(c)	0.92	8
12/31/2020	14.37	0.08	1.13	1.21	15.58	8,218	8.45	1.43	(c)	0.57	2
12/31/2019	12.87	0.16	1.34	1.50	14.37	6,728	11.66	1.45		1.18	70
12/31/2018	13.33	0.15	(0.61)	(0.46)	12.87	8,082	(3.45)	1.45		1.10	60

SPL 2020
12/31/2022	20.65	0.17	(3.35)	(3.18)	17.47	939,304	(15.40)	1.45		0.92	3
12/31/2021	19.37	0.19	1.09	1.28	20.65	1,064,579	6.62	1.45		0.96	2
12/31/2020	17.54	0.07	1.76	1.83	19.37	870,440	10.44	1.45		0.39	2
12/31/2019	15.09	0.19	2.26	2.45	17.54	705,955	16.24	1.45		1.15	6
12/31/2018	16.03	0.17	(1.11)	(0.94)	15.09	571,929	(5.86)	1.45		1.06	4

SPL 2025
12/31/2022	22.33	0.12	(3.86)	(3.74)	18.59	1,130,288	(16.78)	1.45		0.59	28
12/31/2021	20.63	0.10	1.60	1.70	22.33	1,568,555	8.23	1.45		0.47	9
12/31/2020	18.48	0.07	2.08	2.15	20.63	1,461,636	11.63	1.45		0.39	12
12/31/2019	15.65	0.21	2.62	2.83	18.48	1,496,188	18.08	1.45		1.24	1
12/31/2018	16.76	0.22	(1.33)	(1.11)	15.65	1,205,841	(6.62)	1.45		1.30	2

SPL 2030
12/31/2022	20.28	0.07	(3.62)	(3.55)	16.73	264,904	(17.48)	1.45		0.38	16
12/31/2021	18.47	0.09	1.72	1.81	20.28	337,451	9.79	1.45		0.47	1
12/31/2020	16.42	0.12	1.93	2.05	18.47	298,049	12.48	1.45		0.75	1
12/31/2019	13.75	0.17	2.50	2.67	16.42	255,126	19.43	1.45		1.10	1
12/31/2018	14.83	0.10	(1.18)	(1.08)	13.75	205,243	(7.27)	1.45		0.64	6

SPL 2035
12/31/2022	13.91	0.19	(2.67)	(2.48)	11.43	302,911	(17.81)	1.45		1.66	2
12/31/2021	12.49	(0.12)	1.54	1.42	13.91	1,391	11.33	1.43	(c)	(0.94)	4
12/31/2020	11.04	(0.05)	1.50	1.45	12.49	10,852	13.15	1.45		(0.49)	19
12/31/2019	9.20	0.41	1.43	1.84	11.04	31,622	19.97	1.45		3.93	1
12/31/2018^	10.00	0.38	(1.18)	(0.80)	9.20	4,455	(7.95)	1.45	(d)	3.87 (d)	1

*	Return presented may differ from calculated return due to rounding of unit value and trade date processing for financial statement purposes.
^	Commencement of Operations was January 2, 2018. Total return and portfolio turnover not annualized.
(a)	Calculated based upon average accumulation units outstanding.
(b)	Ratios exclude expenses incurred by the underlying Vanguard Fund.
(c)	Actual expense ratio experienced is not equal to the contracted ratio of 1.45% due to rounding.
(d)	Annualized.

The notes to the financial statements are an integral part of this report.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

POOLED ACCOUNT NO. 44

SECUREPATH FOR LIFE VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pooled Account No. 44 (the “Pooled Account”) is a separate investment account established on September 1, 2010, by Transamerica Financial Life Insurance Company, Inc. (“TFLIC”), a wholly-owned subsidiary of AEGON USA, LLC (“AEGON”), under the laws of the State of New York. AEGON is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON NV, a corporation based in the Netherlands which is a publicly traded international insurance group.

The Pooled Account is registered with the Securities and Exchange Commission and operates as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended. The Pooled Account holds assets that are segregated from all of TFLIC’s other assets and, at present, is used as a funding vehicle under certain tax-deferred annuity contracts issued by TFLIC to fund retirement plans maintained by certain not-for-profit and other organizations (“Group Plans”). TFLIC is the legal holder of the assets in the Pooled Account.

At December 31, 2022, there were six Subaccounts (collectively, the “Subaccounts”) within the Pooled Account available to contractholders of Group Plans. SecurePath for Life Retirement Income (“SPL Retirement Income”), SecurePath for Life 2020 (“SPL 2020”), and SecurePath for Life 2025 (“SPL 2025”) commenced operations on December 1, 2010. SecurePath for Life 2030 (“SPL 2030”) commenced operations on January 3, 2013. SecurePath for Life 2035 (“SPL 2035”) commenced operations on January 2, 2018. SecurePath for Life 2040 (“SPL 2040”) was seeded by TFLIC on December 28, 2022 but does not yet have any investors. Therefore, no financial statements are included for SPL 2040. Each Subaccount invests in one of a series of Vanguard Target Retirement Funds (the “Target Retirement Funds”), which are mutual funds offered through the Vanguard Group, Inc. The financial statements of the Target Retirement Funds should be read in conjunction with the Pooled Account’s financial statements.

Subaccount	Underlying Investment
SPL Retirement Income	Vanguard Target Retirement Income Fund, Investor Class
SPL 2020	Vanguard Target Retirement 2020 Fund, Investor Class
SPL 2025	Vanguard Target Retirement 2025 Fund, Investor Class
SPL 2030	Vanguard Target Retirement 2030 Fund, Investor Class
SPL 2035	Vanguard Target Retirement 2035 Fund, Investor Class
SPL 2040	Vanguard Target Retirement 2040 Fund, Investor Class

From time to time, the Subaccounts may have a concentration of several contractholders holding a significant percentage of units outstanding. Investment activities of these unit holders could have a material impact on the Subaccounts.

In preparing the Subaccounts’ financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The Subaccounts apply investment company accounting and reporting guidance Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Pooled Account.

Security Transactions: The investments in the Target Retirement Funds are valued at the net asset value per share determined as of the close of business of the New York Stock Exchange (the “NYSE”) (typically,

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

POOLED ACCOUNT NO. 44

SECUREPATH FOR LIFE VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

4:00 P.M. Eastern time) on the valuation date. A description of the portfolio valuation policy for the Target Retirement Funds can be found in the Target Retirement Funds’ Notes to Financial Statements.

Investment Income: Dividend income from the investment in the Target Retirement Funds is recorded on the ex-dividend date and realized gains and losses from the sale of investments are determined on the basis of identified cost. Dividends received from the Target Retirement Fund investments are reinvested to purchase additional mutual fund shares.

Contributions and Withdrawals: The unit value of each Subaccount is determined as of the close of business of the NYSE. Contractholders may contribute or withdraw from the Subaccounts at the stated unit value on any business day based upon the terms described in the prospectus.

Federal Income Taxes: The operations of the Pooled Account form a part of, and are taxed with, the operations of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the “Code”). TFLIC does not expect, based upon current tax law, to incur any income tax upon the earnings or realized or unrealized capital gains attributable to the Pooled Account. Based upon this expectation, no charges are currently being deducted from the Pooled Account for federal income tax purposes. TFLIC identifies its major tax jurisdictions as US Federal, all fifty states and the District of Columbia.

The Pooled Account recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. If applicable, the Pooled Account recognizes interest accrued related to unrecognized tax liabilities and related penalties as “tax expense” on the Statement of Operations. Management has evaluated the Pooled Account’s tax provisions taken for all open tax years 2019-2021, as 2022 has not yet been filed, and has concluded that no provision for income tax is required in the Pooled Account’s financial statements.

NOTE 2. SECURITY VALUATIONS

All investments in securities, including mutual funds, are recorded at their estimated fair value. The value of the investment in each Target Retirement Fund is valued at the net asset value per share at the close of business of the NYSE, normally, 4:00 P.M. Eastern time, each day the NYSE is open for business. The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical securities.

Level 2 – Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs, which may include management’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

POOLED ACCOUNT NO. 44

SECUREPATH FOR LIFE VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 2. SECURITY VALUATIONS (continued)

the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurement: Investment company securities are valued at the net asset value of the underlying portfolio. These mutual funds are actively traded, and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy. There are no Level 2 or Level 3 investments held as of December 31, 2022.

NOTE 3. FEES AND RELATED PARTY TRANSACTIONS

Daily charges to each Subaccount for the Guaranteed Income Benefit Charge charged by TFLIC were computed at the annual rate of 0.90%; however, TFLIC reserves the right to charge maximum fees of 1.40% upon 90 days’ prior written notice. Daily charges to each Subaccount for mortality and expense risk fees charged by TFLIC were computed at an annual rate of 0.10% of daily average net assets. Daily charges to each Subaccount for administrative fees payable to TFLIC were computed at an annual rate of 0.45% of daily average net assets. Total annual expenses for each Subaccount are currently 1.45% of daily average net assets.

TFLIC reserves the right to deduct an annual contract charge from a contractholder’s account to reimburse TFLIC for administrative expenses relating to the maintenance of the group variable annuity contracts. TFLIC has no present intention to impose such a charge but may do so in the future. Any such annual charge will not exceed $50.

The value of the assets in each Subaccount reflects the fees and expenses paid by the underlying Target Retirement Fund, including investment advisory fees and other expenses.

NOTE 4. INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
SPL Retirement Income	$192	$389
SPL 2020	97,838	25,123
SPL 2025	340,160	539,122
SPL 2030	47,947	58,469
SPL 2035	332,001	3,856

The Target Retirement Funds each invest in an array of other Vanguard fund investments (“Underlying Funds”) at the Underlying Funds’ net asset values on valuation date.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

POOLED ACCOUNT NO. 44

SECUREPATH FOR LIFE VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS (Continued)

NOTE 5. RISK FACTORS

Market risk: The market values of the Underlying Funds’ securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not an Underlying Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of an Underlying Fund’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The COVID-19 pandemic could continue to adversely affect the value and liquidity of an Underlying Fund’s investments, impair an Underlying Fund’s ability to satisfy redemption requests, and negatively impact an Underlying Fund’s performance.

Underlying funds risk: Because each Subaccount invests its assets in an Underlying Fund, its ability to achieve to achieve its investment objective depends largely on the performance on the Underlying Fund in which it invests. Investing in Underlying Funds subjects the Subaccounts to the risks of investing in the underlying securities or assets held by those Underlying Funds. Each Underlying Fund has its own investment risks, and those risks can affect the value of the Underlying Fund’s shares, and therefore the value of a Subaccount’s investment. There can be no assurance that the investment objective of any Underlying Fund will be achieved. In addition, a Subaccount will bear a pro rata portion of the operating expenses of the Underlying Fund in which it invests.

NOTE 6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events through February 28, 2023, which is the date that these financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment to or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and Contractholders of Pooled Account No. 44

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Pooled Account No. 44 (the “Pooled Account”) (comprising SecurePath for Life Retirement Income, SecurePath for Life 2020, SecurePath for Life 2025, SecurePath for Life 2030 and SecurePath for Life 2035 (collectively referred to as the “Subaccounts”)) as of December 31, 2022, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Pooled Account at December 31, 2022, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting Pooled Account No. 44	Statement of operations	Statements of changes in net assets	Financial highlights
SecurePath for Life Retirement Income SecurePath for Life 2020 SecurePath for Life 2025 SecurePath for Life 2030	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For each of the five years in the period ended December 31, 2022
SecurePath for Life 2035	For the year ended December 31, 2022	For each of the two years in the period ended December 31, 2022	For the each of the four years in the period ended December 31, 2022 and the period from January 2, 2018 (commencement of operations) to December 31, 2018

Basis for Opinion

These financial statements are the responsibility of the Pooled Account’s management. Our responsibility is to express an opinion on each of the Subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Pooled Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Pooled Account is not required to have, nor were we engaged to perform, an audit of the Pooled Account’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Pooled Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Pooled Account’s auditor since 2010.

Boston, Massachusetts

February 28, 2023

FINANCIAL STATEMENTS – STATUTORY BASIS

AND SUPPLEMENTARY INFORMATION

Transamerica Financial Life Insurance Company

Years Ended December 31, 2022, 2021 and 2020

Transamerica Financial Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2022, 2021 and 2020

Report of Independent Auditors

To the Board of Directors of Transamerica Financial Life Insurance Company

Opinions

We have audited the accompanying statutory basis financial statements of Transamerica Financial Life Insurance Company (the “Company”), which comprise the balance sheets – statutory basis as of December 31, 2022 and 2021, and the related statements of operations - statutory basis, of changes in capital and surplus - statutory basis, and of cash flow - statutory basis for each of the three years in the period ended December 31, 2022, including the related notes and schedules of supplementary insurance information and reinsurance for each of the three years in the period ended December 31, 2022 and summary of investments – other than investments in related parties as of December 31, 2022 listed in the accompanying index (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2022 and 2021 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312) 298 2000, www.pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2023

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Millions)

	December 31
	2022	2021

Admitted assets
Cash, cash equivalents and short-term investments	$205	$343
Bonds	5,243	5,773
Preferred stocks	4	8
Common stocks	6	8
Mortgage loans on real estate	1,853	1,636
Policy loans	143	136
Securities lending reinvested collateral assets	412	396
Derivatives	204	154
Other invested assets	268	251

Total cash and invested assets	8,338	8,705

Accrued investment income	62	70
Premiums deferred and uncollected	8	8
Net deferred income tax asset	30	27
Other assets	38	73
Separate account assets	16,412	26,663

Total admitted assets	$24,888	$35,546

Liabilities and capital and surplus
Aggregate reserves for policies and contracts	$6,540	$6,753
Policy and contract claim reserves	35	44
Liability for deposit-type contracts	31	34
Transfers from separate accounts due or accrued	(96)	(83)
Asset valuation reserve	106	104
Interest maintenance reserve	13	35
Derivatives	224	142
Payable for collateral under securities loaned and other transactions	463	436
Borrowed money	20	20
Other liabilities	293	309
Separate account liabilities	16,412	26,663

Total liabilities	24,041	34,457

Total capital and surplus	847	1,089

Total liabilities and capital and surplus	$24,888	$35,546

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
	2022	2021	2020

Revenues
Premiums and annuity considerations	$5,185	$5,222	$5,235
Net investment income	333	342	311
Fee revenue and other income	250	292	269

Total revenue	5,768	5,856	5,815

Benefits and expenses
Death benefits	84	95	109
Annuity benefits	136	176	136
Accident and health benefits	58	62	56
Surrender benefits	10,801	5,642	6,871
Other benefits	9	10	8
Net increase (decrease) in reserves	(182)	(287)	678
Commissions	87	104	124
Net transfers to (from) separate accounts	(5,617)	(387)	(2,323)
General insurance expenses and other	144	120	113

Total benefits and expenses	5,520	5,535	5,772

Gain (loss) from operations before federal income taxes	248	321	43
Federal income tax (benefit) expense	1	17	20

Net gain (loss) from operations	247	304	23
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	(179)	(115)	56

Net income (loss)	$68	$189	$79

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Millions)

	Common Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance at January 1, 2020	$2	$779	$13	$231	$1,025
Net income (loss)	—	—	—	79	79
Change in net unrealized capital gains/losses, net of taxes	—	—	—	(7)	(7)
Change in net deferred income tax asset	—	—	—	(4)	(4)
Change in nonadmitted assets	—	—	—	6	6
Change in reserve on account of change valuation basis	—	—	—	132	132
Change in asset valuation reserve	—	—	—	15	15
Return of capital	—	(95)	—	—	(95)
Dividends to stockholders	—	—	—	(75)	(75)
Other changes - net	—	—	—	2	2

Balance at December 31, 2020	$2	$684	$13	$379	$1,078
Net income (loss)	—	—	—	189	189
Change in net unrealized capital gains/losses, net of taxes	—	—	—	12	12
Change in net deferred income tax asset	—	—	—	7	7
Change in nonadmitted assets	—	—	—	(11)	(11)
Change in asset valuation reserve	—	—	—	14	14
Dividends to stockholders	—	—	—	(200)	(200)
Other changes - net	—	—	2	(2)	—

Balance at December 31, 2021	$2	$684	$15	$388	$1,089

Continued on next page.

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Millions)

	Common Stock	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus

Balance at December 31, 2021	$2	$684	$15	$388	$1,089
Net income (loss)	—	—	—	68	68
Change in net unrealized capital gains/losses, net of taxes	—	—	—	(23)	(23)
Change in net deferred income tax asset	—	—	—	12	12
Change in nonadmitted assets	—	—	—	(26)	(26)
Change in reserve on account of change in valuation basis	—	—	—	51	51
Change in asset valuation reserve	—	—	—	(2)	(2)
Dividends to stockholders	—	—	—	(300)	(300)
Other changes - net	—	—	(8)	(14)	(22)

Balance at December 31, 2022	$2	$684	$7	$154	$847

See accompanying notes.

Transamerica Financial Life Insurance Company

Statements of Cash Flow (supplemental) – Statutory Basis

(Dollars in Millions)

	Year Ended December 31
	2022	2021	2020

Operating activities
Premiums and annuity considerations	$5,186	$5,229	$5,235
Net investment income	331	348	322
Other income	251	291	273
Benefit and loss related payments	(11,090)	(5,993)	(7,168)
Net transfers from separate accounts	5,605	405	2,416
Commissions and operating expenses	(234)	(217)	(243)
Federal income taxes (paid) received	(19)	(4)	(28)

Net cash provided by (used in) operating activities	30	59	807

Investing activities
Proceeds from investments sold, matured or repaid	$1,040	$1,709	$1,682
Costs of investments acquired	(925)	(1,662)	(2,321)
Net change in policy loans	(7)	(5)	—

Net cash provided by (used in) investing activities	$108	$42	$(639)

Financing and miscellaneous activities
Capital and paid in surplus received (returned)	$—	$—	$(96)
Net deposits (withdrawals) on deposit-type contracts	(4)	2	—
Net change in borrowed money	—	(126)	80
Net change in payable for collateral under securities lending and other transactions	27	(5)	69
Other cash (applied) provided	1	(27)	12
Dividends to stockholders	(300)	(200)	(75)

Net cash provided by (used in) financing and miscellaneous activities	(276)	(356)	(10)

Net increase (decrease) in cash, cash equivalents and short-term investments	(138)	(255)	158

Cash, cash equivalents and short-term investments:
Beginning of year	343	598	440

End of year	$205	$343	$598

See accompanying notes.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2022

1.	Organization and Nature of Business

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company owned by Transamerica Corporation (TA Corp). TA Corp is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells individual life insurance, including index universal life, whole life, term life, and final expense life. It also sells variable annuities. In addition, the Company offers supplemental health insurance, group life insurance, group annuity contracts and stable value solutions. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through a network of independent agents and broker-dealers, affiliated agencies, and financial institutions.

2.	Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (NYDFS), which differ from accounting principles generally accepted in the United States of America (GAAP).

The NYDFS recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law. The Commissioner of Insurance has the right to permit specific practices that deviate from prescribed practices.

The State of New York has adopted a prescribed accounting practice that differs from that found in the National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under Statement of Statutory Accounting Principle (SSAP) No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26R, Bonds, and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the Statements of Operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the Statements of Operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security or the entity will likely not be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in both affiliated and unaffiliated redeemable preferred stocks in good standing (those with NAIC designations 1 to 3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in both affiliated and unaffiliated redeemable preferred stocks not in good standing (those with NAIC designations 4 to 6), are reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. Investment in perpetual preferred stocks are reported at fair value, not to exceed any currently effective call price. Investment in mandatory convertible preferred stocks (regardless if the preferred stock is redeemable or perpetual) are reported at fair value, not to exceed any currently effective call price, in the periods prior to conversion. For preferred stocks reported at fair value, the related net unrealized capital gains and losses for all NAIC designations are reported in accordance with SSAP No. 7, Asset Valuation Reserve and Interest Maintenance Reserve.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses and are reported in changes in capital and surplus.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than-temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the Statements of Operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

The Company has interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the Statements of Operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Other invested assets consist of surplus notes which are valued at cost, as required or permitted by New York Insurance Laws.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. Due and accrued amounts determined to be uncollectible are written off through the Statements of Operations.

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying Balance Sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by a NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Derivative Instruments

Overview: The Company uses various derivative instruments (swaps and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

management activities, which do not qualify for hedge accounting under SSAP No. 86, Derivatives.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions (RSAT). A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds equal to the fair value of the contract are exchanged. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities; therefore, converting the asset or liability to a U.S. dollar denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the market risk on minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the Standard & Poor’s (S&P) or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Futures contracts are used to hedge the liability risk when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the Balance Sheets (Securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s Balance Sheets. Under GAAP, the reinvested collateral is included within invested assets and is not reported as a single line item.

Repurchase Agreements

For dollar repurchase agreements accounted for as secured borrowings, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the Balance Sheets, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in borrowed money on the Balance Sheets.

Other Assets and Other Liabilities

Other assets consist primarily of reinsurance receivable, accounts receivable and general insurance receivables. Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Other liabilities consist primarily of remittances, payable for securities, payable to parent, subsidiaries and affiliates and amounts withheld by the Company.

Separate Accounts

The majority of separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the Statements of Operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the Balance Sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with fair value changes of the separate account are borne entirely by the contract owners except in cases where minimum guarantees exist. Income and gains and losses with respect to the assets in the separate accounts supporting modified guaranteed annuity contracts are included in the Company’s Statements of Operations as a component of net transfers from separate accounts.

Separate account assets and liabilities reported in the accompanying financial statements consist of two types: non-indexed guaranteed and nonguaranteed. Non-indexed guaranteed separate accounts represent funds invested by the Company for the benefit of contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than the guaranteed requirements is either transferred to or received from the general account and reported in the Statements of Operations. Non-indexed guaranteed separate account assets and liabilities are carried at amortized cost.

The non-guaranteed separate account assets and liabilities represent group annuity funds segregated by the Company for the benefit of contract owners. The assets and liabilities of the nonguaranteed separate accounts are carried at fair value.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

Surrender values are not promised in excess of the legally computed reserves. For annual premium variable life insurance there is an extra premium charged to the policyholder before the premium is transferred to the Separate Accounts. An additional reserve for this policy is held in the General Account that is a multiple of the reserve that would otherwise be held.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

In accordance with SSAP No. 51R, Life Contracts, and No. 54R, Individual and Group Accident and Health Contracts, the Company reports the amount of insurance, if any, for which the gross premiums are less than the net premiums according to the valuation standards and any related premium deficiency reserve established. Anticipated investment income is included as a factor in the health contract premium deficiency calculation.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the Balance Sheets date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include guaranteed investment contracts (GICs), funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the Statements of Operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes. Unlike GAAP, SSAP No. 101 does not consider state income taxes in the measurement of deferred taxes. SSAP No. 101 also requires additional testing to measure gross deferred tax assets. The additional testing limits gross deferred tax asset admission to 1) the amount of federal income taxes paid in prior years recoverable through hypothetical loss carrybacks of existing temporary differences expected to reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of remaining gross deferred tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities after considering character (i.e. ordinary versus capital) and reversal patterns. The Company’s reported deferred tax asset or liability is the sum of gross deferred tax assets admitted through this three-part test plus the sum of all deferred tax liabilities.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under the NAIC SAP.

Subsidiaries and Affiliated Companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 97).

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Nonadmitted Assets

Certain assets designed as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets to the extent that they are not impaired.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the Statements of Cash Flow represent cash balances and investments with initial maturities of one year or less and money market mutual

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

3. Accounting Changes and Correction of Error

The Company’s policy is to disclose recent accounting pronouncements, adopted, with a current year effective date, that have been classified by the NAIC as a new statutory accounting principle (SAP) concept change, as well as items classified by the NAIC as SAP clarification changes that have been adopted and have had a material impact on the financial position or results of operations of the Company.

Recent Accounting Pronouncements

There were no new accounting pronouncements during the period to disclose, based upon the criteria specified above.

Change in Valuation Basis

During 2022, the Company converted its Actuarial Guideline 36 reserve calculation for the Indexed Universal Life block of business to a new actuarial valuation system. At the same time, as a result of increased functionality to allow for more precision and to ensure consistency, the Company refined its statutory valuation rate for specific states to utilize the maximum standard valuation interest rate. This resulted in a reserve decrease of $51 as of January 1, 2022, which has been reported in the Statement of Changes in Capital and Surplus.

As of December 31, 2020, the Company has adopted the new rules released by the New York State Department of Financial Services (NYDFS) determining the minimum required reserves for Variable Annuities (VA) under “Insurance Regulation 213” (Reg 213). This new rule replaces New York Regulation 151 that was the basis for reporting through September 30, 2020. The approved transition approach will not result in adjustment to the Company’s historical statutory reporting or existing balances at the time of transition. The Company has reported the decrease to the reserve of $129 as a Change in Valuation Basis recognized as a change in surplus. The full amount of the change was reported in the 2020 financial statements. As of the date of transition, the Company is fully compliant with the provisions of Reg 213.

Correction of Error

During 2022, management identified and corrected an error in the Company’s prior year statutory reserves. The error resulted in an understatement of aggregate reserves for life contracts of $16, net of tax, which was corrected in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors. This is reflected as a correction of an error in the Statements of Changes in Capital and Surplus.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of Fair Value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair Value Hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds, are determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price and spot rates at the Balance Sheets date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the Balance Sheets date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying Balance Sheets approximate their fair values. These are included in the investment contract liabilities.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the Balance Sheets, as of December 31, 2022 and 2021, respectively:

	December 31, 2022
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)

Admitted assets
Cash equivalents and short-term investments, other than affiliates	$157	$157	$84	$73	$—
Bonds	4,536	5,243	378	4,158	—
Preferred stocks, other than affiliates	4	4	—	4	—
Common stocks, other than affiliates	6	6	—	3	3
Mortgage loans on real estate	1,637	1,853	—	—	1,637
Other invested assets	22	24	—	22	—
Derivative assets:
Interest rate swaps	181	181	—	181	—
Currency swaps	20	12	—	20	—
Credit default swaps	4	5	—	4	—
Equity swaps	5	5	—	5	—
Equity futures	1	1	1	—	—
Derivative assets total	211	204	1	210	—
Policy loans	143	143	—	143	—
Securities lending reinvested collateral	309	309	183	126	—
Separate account assets	16,371	16,399	15,518	853	—

Liabilities
Investment contract liabilities	4,236	4,245	—	1	4,235
Derivative liabilities:
Interest rate swaps	212	216	—	212	—
Currency swaps	1	—	—	1	—
Equity swaps	7	7	—	7	—
Equity futures	1	1	1	—	—
Derivative liabilities total	221	224	1	220	—
Dollar repurchase agreements	20	20	—	20	—
Payable for securities lending	412	412	—	412	—
Payable for derivative cash collateral	51	51	—	51	—
Separate account liabilities	16,107	16,107	—	15,636	471

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31, 2021
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)

Admitted assets
Cash equivalents and short-term investments, other than affiliates	$198	$198	$174	$24	$—
Bonds	6,392	5,773	680	5,690	22
Preferred stocks, other than affiliates	8	8	—	8	—
Common stocks, other than affiliates	8	8	1	—	7
Mortgage loans on real estate	1,745	1,636	—	—	1,745
Other invested assets	32	27	—	32	—
Derivative assets:
Interest rate swaps	144	144	—	144	—
Currency swaps	6	4	—	6	—
Credit default swaps	7	5	—	7	—
Equity swaps	1	1	—	1	—
Interest rate futures	1	1	1	—	—
Derivative assets total	159	155	1	158	—
Policy loans	136	136	—	136	—
Securities lending reinvested collateral	358	358	—	358	—
Separate account assets	26,631	26,628	25,641	990	—

Liabilities
Investment contract liabilities	4,539	4,450	—	1	4,538
Derivative liabilities:
Interest rate swaps	149	125	—	149	—
Currency swaps	1	4	—	1	—
Credit default swaps	(1)	—	—	(1)	—
Equity swaps	13	13	—	13	—
Derivative liabilities total	162	142	—	162	—
Dollar repurchase agreements	20	20	—	20	—
Payable for securities lending	396	396	—	396	—
Payable for derivative cash collateral	40	40	—	40	—
Separate account liabilities	26,195	26,195	—	25,711	484

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2022 and 2021:

	2022
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$3	$—	$3

Total bonds	—	3	—	3

Preferred stock
Industrial and miscellaneous	—	4	—	4

Total preferred stock	—	4	—	4

Common stock
Industrial and miscellaneous	—	3	3	6

Total common stock	—	3	3	6

Cash equivalents and short-term investments
Money market mutual funds	84	62	—	146

Total cash equivalents and short-term investments	84	62	—	146

Securities lending reinvested collateral	—	—	—	—
Derivative assets	1	187	—	188
Other long term	—	4	—	4
Separate account assets	15,518	403	—	15,921

Total assets	$15,603	$666	$3	$16,272

Liabilities:
Derivative liabilities	$1	$187	$—	$188

Total liabilities	$1	$187	$—	$188

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	2021
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$6	$—	$6

Total bonds	—	6	—	6

Preferred stock
Industrial and miscellaneous	—	8	—	8

Total preferred stock	—	8	—	8

Common stock
Industrial and miscellaneous	1	—	7	8

Total common stock	1	—	7	8

Cash equivalents and short-term investments
Money market mutual funds	174	—	—	174

Total cash equivalents and short-term investments	174	—	—	174

Derivative assets	1	145	—	146
Other long term	—	3	—	3
Separate account assets	25,609	493	—	26,102

Total assets	$25,785	$655	$7	$26,447

Liabilities:
Derivative liabilities	$—	$115	$—	$115

Total liabilities	$—	$115	$—	$115

Bonds classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Bonds classified as Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Preferred stock classified as Level 2 are valued using inputs from third party pricing services or broker quotes.

Common stock classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Common stock classified as Level 3 are comprised primarily of shares in the FHLB of New York, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Money market mutual funds and other cash or cash equivalents classified as Level 2 are valued using inputs from third party pricing services.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services.

Other long-term classified as Level 2 are comprised of surplus debentures, which are valued using inputs from third party pricing services or broker quotes.

Securities lending reinvested collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of cash equivalents and short-term investments.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

The following tables summarize the changes in assets classified as Level 3 for 2022 and 2021:

	Beginning Balance at January 1, 2022	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)

Common stock	$7	$—	$—	$(3)	$(1)

Total	$7	$—	$—	$(3)	$(1)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2022

Common stock	$—	$—	$—	$—	$3

Total	$—	$—	$—	$—	$3

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

	Beginning Balance at January 1, 2021	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)

Common stock	$6	$—	$—	$—	$1

Total	$6	$—	$—	$—	$1

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2021

Common stock	$—	$—	$—	$—	$7

Total	$—	$—	$—	$—	$7

(a)	Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations
(b)	Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

5.    Investments

Bonds and Stocks

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2022
Bonds:
United States Government and agencies	$367	$8	$25	$350
State, municipal and other government	130	1	20	111
Hybrid securities	51	—	6	45
Industrial and miscellaneous	3,629	22	597	3,054
Mortgage and other asset-backed securities	1,082	21	127	976

Total unaffiliated bonds	5,259	52	775	4,536
Unaffiliated preferred stocks	4	—	—	4

	$5,263	$52	$775	$4,540

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$4	$2	$—	$6

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

December 31, 2021
Bonds:
United States Government and agencies	$482	$181	$—	$663
State, municipal and other government	113	12	1	124
Hybrid securities	41	3	—	44
Industrial and miscellaneous	4,107	399	29	4,477
Mortgage and other asset-backed securities	1,030	60	6	1,084

Total unaffiliated bonds	5,773	655	36	6,392
Unaffiliated preferred stocks	8	—	—	8

	$5,781	$655	$36	$6,400

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Unaffiliated common stocks	$6	$2	$—	$8

At December 31, 2022, non-admitted amounts included in the preceding investments in bonds table: Book Adjusted Carrying Value of $16 and Estimated Fair Value of $16.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The carrying amount and estimated fair value of bonds at December 31, 2022 by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2022
December 31:	Carrying Value	Fair Value

Due in one year or less	$158	$157
Due after one year through five years	546	521
Due after five years through ten years	1,038	913
Due after ten years	2,435	1,969

Subtotal	4,177	3,560
Mortgage and other asset-backed securities	1,082	976

Total	$5,259	$4,536

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2022 and 2021 is as follows:

	2022
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$—	$—	$222	$25
State, municipal and other government	$27	$8	$64	$11
Hybrid securities	13	4	28	2
Industrial and miscellaneous	542	221	2,212	376
Mortgage and other asset-backed securities	240	48	642	80

Total bonds	$822	$281	$3,168	$494

Preferred stocks-unaffiliated	—	—	4	—
Common stocks-unaffiliated	—	—	3	—

	$822	$281	$3,175	$494

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	2021
	Equal to or Greater than 12 Months		Less than 12 Months
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
United States Government and agencies	$—	$—	$—	$—
State, municipal and other government	$2	$—	$32	$1
Hybrid securities	—	—	15	—
Industrial and miscellaneous	99	7	744	22
Mortgage and other asset-backed securities	75	2	297	4

Total bonds	$176	$9	$1,088	$27

Preferred stocks-unaffiliated	—	—	—	—
Common stocks-unaffiliated	—	—	—	—

	$176	$9	$1,088	$27

During 2022 and 2021, there were no loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold.

For loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2022, 2021 and 2020, the Company recognized OTTI of $3, $0 and $0, respectively.

The following loan-backed and structured securities were held at December 31, 2022, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
46642MAA6	10	7	3	7	4	12/31/2022

			$3

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2022 and 2021 is as follows:

	2022		2021
	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months

Year ended December 31:
The aggregate amount of unrealized losses	$48	$80	$2	$6
The aggregate related fair value of securities with unrealized losses	240	648	75	302

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2022 and 2021, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 258 and 43 securities with a carrying amount of $1,103 and $185, and an unrealized loss of $281 and $9. Of this portfolio, at December 31, 2022 and 2021, 88.4% and 81.6% were investment grade with associated unrealized losses of $251 and $7, respectively.

At December 31, 2022 and 2021, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 898 and 260 securities with a carrying amount of $3,666 and $1,116, and an unrealized loss of $494 and $27. Of this portfolio, at December 31, 2022 and 2021, 96.6% and 89.1% were investment grade with associated unrealized losses of $479 and $22, respectively.

At December 31, 2022 and 2021, there were no common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2022 and 2021, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 2 and 0 securities with a cost of $3 and $0 and no unrealized losses.

During the years ended December 31, 2022 and 2021, the Company held no 5GI securities.

During 2022 and 2021, respectively, the Company sold, redeemed or otherwise disposed of 17 and 46 securities as a result of a callable feature which generated investment income of $3 and $16 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements, if applicable.

	Year Ended December 31
	2022	2021	2020

Proceeds	$695	$1,177	$1,102

Gross realized gains	$11	$38	$18
Gross realized losses	(28)	(12)	(6)

Net realized capital gains (losses)	$(17)	$26	$12

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2022, 2021 and 2020 of $28, $2 and $27, respectively.

At December 31, 2022 and 2021, the Company had no investments in restructured securities. There were no capital gains (losses) taken as a direct result of restructures in 2022, 2021 and 2020.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2022 and 2021 were as follows:

December 31, 2022
	Farm	Commercial	Total
AAA - AA	$—	$1,190	$1,190
A	14	595	609
BBB	—	52	52
BB	—	2	2
	$14	$1,839	$1,853

December 31, 2021
	Farm	Commercial	Total
AAA - AA	$—	$1,031	$1,031
A	14	570	584
BBB	—	15	15
BB	—	6	6
	$14	$1,622	$1,636

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2022, the Company issued mortgage loans with a maximum interest rate of 5.69% and a minimum interest rate of 2.81% for commercial loans. The maximum percentage of any one admitted loan to the value of the security (exclusive of insured or guaranteed or purchase money mortgages) originated or acquired during the year ending December 31, 2022 at the time of origination was 67%. During 2021, the Company issued mortgage loans with a maximum interest rate of 5.56% and a minimum interest rate of 2.58% for commercial loans. The maximum percentage of any one admitted loan to the value of the security (exclusive of insured or guaranteed or purchase money mortgages) originated or acquired during the year ending December 31, 2021 at the time of origination was 69%.

During 2022, the Company issued no farm mortgage loans. During 2021, the Company issued agricultural mortgage loans with a maximum interest rate of 4.45% and a minimum interest rate of 4.45%.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

During 2022 and 2021, the Company did not reduce the interest rate on any outstanding mortgage loans.

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2022 and 2021:

		Commercial
	Farm	All Other	Total
December 31, 2022
Recorded Investment (All) Current	$14	$1,839	$1,853

Participant or Co-lender in Mortgage Loan Agreement Recorded Investment	$14	$586	$600

		Commercial
	Farm	All Other	Total
December 31, 2021
Recorded Investment (All) Current	$14	$1,622	$1,636

Participant or Co-lender in Mortgage Loan Agreement Recorded Investment	$14	$555	$569

There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2022 and 2021, respectively, that were subject to participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loans.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis.

No mortgage loan foreclosures occurred during 2022, 2021 and 2020.

At December 31, 2022 and 2021, the Company held a mortgage loan loss reserve in the AVR of $18 and $16, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2022	2021		2022	2021

Pacific	30%	28%	Apartment	53%	55%
South Atlantic	18	20	Industrial	23	20
Middle Atlantic	13	14	Retail	14	14
E. North Central	16	13	Office	9	8
Mountain	11	10	Agricultural	1	1
W. North Central	4	5	Other	—	—
W. South Central	4	5	Medical	—	2
E. South Central	3	4
New England	1	1

Other Invested Assets

During 2022, 2021 and 2020, the Company recognized no impairment write downs for its investments in joint ventures and limited partnerships.

Tax Credits

At December 31, 2022, the Company had ownership interests in five LIHTC investments with a carrying value of $79. The remaining years of unexpired tax credits ranged from two to ten, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to twelve years. The amount of contingent equity commitments expected to be paid during the year 2023 is $1. Tax credits recognized in 2022 were $15 and other tax benefits recognized in 2022 were $2. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2021, the Company had ownership interests in five LIHTC investments with a carrying value of $94. The remaining years of unexpired tax credits ranged from three to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to thirteen years. The amount of contingent equity commitments expected to be paid during the year 2022 is $1. Tax credits recognized in 2021 were $18 and other tax benefits recognized in 2021 were $2. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, 2022 and 2021 was as follows:

	2022	2021

Fair value - positive	$213	$161
Fair value - negative	(224)	(164)

At December 31, 2022, 2021 and 2020, the Company has recorded unrealized gains (losses) of ($1), $31 and $30, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains or losses during 2022, 2021 and 2020 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

Summary of realized gains (losses) by derivative type for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020

Swaps:
Interest rate	$(167)	$(14)	$(2)
Credit	—	—	(6)
Total return	55	(77)	(49)

Total swaps	$(112)	$(91)	$(57)

Futures - net positions	(76)	(23)	124

Total realized gains (losses)	$(188)	$(114)	$67

The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2022 and 2021:

	Asset(1)		Liability(1)
	2022	2021	2022	2021

Derivative component of RSATs
Credit default swaps	$3	$7	$—	$(1)

(1) Asset and liability classification of derivatives is based on each derivative’s positive (asset) or negative (liability) book/adjusted carrying value.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2022 and 2021:

	Asset(1)		Liability(1)
	2022	2021	2022	2021

Derivative component of RSATs
Credit default swaps	$4	$7	$—	$(1)

Total	$4	$7	$—	$(1)

(1) Asset and liability classification of derivatives is based on each derivative’s positive (asset) or negative (liability) book/adjusted carrying value.

The net realized gains (losses) on the derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020

Derivative component of RSATs
Credit default swaps	$—	$—	$(6)

Total	$—	$—	$(6)

As stated in Note 2, the Company replicates investment grade corporate bonds and sovereign debt by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2022 and 2021:

		2022
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$—	$71	4.0
Credit default swaps referencing indices		—	20	38.7

Subtotal		—	91	11.6

BBB	2
Single name credit default swaps (3)		2	249	2.6
Credit default swaps referencing indices		1	156	2.3

Subtotal		3	405	2.5

BB	3
Single name credit default swaps (3)		—	10	3.5

Subtotal		—	10	3.5

B	4
Single name credit default swaps (3)		—	5	1.0

Subtotal		—	5	1.0

Total		$3	$511	4.1

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign government and state entities.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

		2021
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$1	$69	3.2
Credit default swaps referencing indices		—	20	39.7

Subtotal		1	89	11.4

BBB	2
Single name credit default swaps (3)		4	241	3.4
Credit default swaps referencing indices		3	181	2.3

Subtotal		7	422	2.9

BB	3
Single name credit default swaps (3)		—	10	4.5

Subtotal		—	10	4.5

B	4
Single name credit default swaps (3)		—	5	2.0

Subtotal		—	5	2.0

Total		$8	$526	4.4

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign government and state entities.

The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2022, there were not any potential future recoveries available to offset the $511 from the table above. At December 31, 2021, the maximum amounts of potential future recoveries available to offset the $526 from the table above was $0.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

At December 31, 2022 and 2021, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount (1)		Fair Value
	2022	2021	2022	2021

Derivative assets:
Credit default swaps	$466	$456	$4	$7
Currency swaps	138	128	20	6
Equity futures	—	—	1	—
Equity swaps	192	71	5	1
Interest rate futures	—	—	—	1
Interest rate swaps	2,097	2,266	181	144
Derivative liabilities:
Credit default swaps	69	103	—	(1)
Currency swaps	16	163	1	1
Equity futures	—	—	1	—
Equity swaps	101	297	7	13
Interest rate swaps	2,182	2,345	212	149

(1) Futures are presented in contract format. Swaps and options are presented in notional format.

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2022 and 2021, respectively:

	Gross Restricted (Admitted & Nonadmitted)
	2022
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total

Collateral held under security lending agreements	$412	$—	$—	$—	$412
Subject to dollar repurchase agreements	20	—	—	—	20
FHLB capital stock	3	—	—	—	3
On deposit with states	3	—	—	—	3
Pledged as collateral not captured in other categories	148	—	—	—	148

Total restricted assets	$586	$—	$—	$—	$586

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Gross (Admitted & Nonadmitted) Restricted				Percentage

Restricted Asset Category	Total From Prior Year (2021)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$396	$16	$—	$412	1.65%	1.66%
Subject to dollar repurchase agreements	21	(1)	—	20	0.08%	0.08%
FHLB capital stock	3	—	—	3	0.01%	0.01%
On deposit with states	3	—	—	3	0.01%	0.01%
Pledged as collateral not captured in other categories	95	53	—	148	0.59%	0.59%

Total restricted assets	$518	$68	$—	$586	2.34%	2.35%

The following tables show the pledged or restricted assets in other categories as of December 31, 2022 and 2021, respectively:

	Gross Restricted (Admitted & Nonadmitted)
	2022
Description of Assets	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total

Derivatives	$148	$—	$—	$—	$148

Total	$148	$—	$—	$—	$148

	Gross (Admitted & Nonadmitted) Restricted				Percentage

Description of Assets	Total From Prior Year (2021)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Derivatives	$95	$53	$—	$148	0.59%	0.60%

Total	$95	$53	$—	$148	0.59%	0.60%

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2022 and 2021:

2022

Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets

Cash	$71	$68	0.83%	0.84%
Securities lending collateral assets	412	412	4.81	4.86

Total collateral assets	$483	$480	5.64%	5.70%

	Amount	% of Liability to Total Liabilities

Recognized obligation to return collateral asset	$483	6.33%

2021

Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets

Cash	$58	$58	0.65%	0.65%
Securities lending collateral assets	396	396	4.43	4.46
Other	2	2	0.02	0.03

Total collateral assets	$456	$456	5.10%	5.14%

	Amount	% of Liability to Total Liabilities

Recognized obligation to return collateral asset	$456	5.85%

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2022	2021	2020

Income:
Bonds	$222	$249	$252
Common stocks	—	1	—
Mortgage loans on real estate	71	87	67
Policy loans	8	8	8
Cash, cash equivalents and short-term investments	4	—	2
Derivatives	20	16	15
Other invested assets	19	(5)	(15)

Gross investment income	344	356	329
Less: investment expenses	17	20	21

Net investment income before amortization of IMR	327	336	308
Amortization of IMR	6	6	3

Net investment income	$333	$342	$311

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI, are summarized below:

	Realized

	Year Ended December 31
	2022	2021	2020

Bonds	$(24)	$25	$(15)
Common stocks	1	3	(1)
Derivatives	(188)	(114)	67
Other invested assets	18	(1)	12

Change in realized capital gains (losses), before taxes	(193)	(87)	63
Federal income tax effect	(2)	(12)	1
Transfer from (to) interest maintenance reserve	16	(16)	(8)

Net realized capital gains (losses) on investments	$(179)	$(115)	$56

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized

	Year Ended December 31
	2022	2021	2020

Bonds	$2	$2	$6
Preferred stocks	—	1	—
Common stocks	—	—	1
Affiliated entities	1	—	—
Derivatives	(31)	(2)	(1)
Other invested assets	11	15	(14)

Change in unrealized capital gains (losses), before taxes	(17)	16	(8)
Taxes on unrealized capital gains (losses)	(6)	(4)	1

Change in unrealized capital gains (losses), net of tax	$(23)	$12	$(7)

6.    Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit-type contracts and policy claims at December 31, 2022 and 2021 were as follows:

	Year Ended December 31
	2022	2021

Life insurance reserves	$1,450	$1,489
Annuity reserves and supplementary contracts with life contingencies	4,752	4,948
Accident and health reserves (including long term care)	338	316

Total policy reserves	$6,540	$6,753

Deposit-type contracts	31	34
Policy claims	35	44

Total policy reserves, deposit-type contracts and claim liabilities	$6,606	$6,831

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based upon the 1941, 1958, 1980, 2001 and 2017 Commissioner’s Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, reserves are determined by computing the regular reserve for the plan at the true age and holding, in addition, the unearned portion of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

As of December 31, 2022 and 2021, the Company had insurance in force aggregating $5,812 and $6,920, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the NYDFS. The Company established policy reserves of $717 and $807 to cover these deficiencies as of December 31, 2022 and 2021, respectively.

The Company does not issue participating life insurance policies.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 1.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include GICs and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications of Insurance or Managed Care Contracts. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and/or minimum guaranteed death benefits, the Company complies with Reg 213. Reg 213 specifies statutory reserve requirements for variable annuity contracts (VACARVM) with benefit guarantees and without benefit guarantees and related products. Examples of covered guaranteed benefits include return of premium death benefits, guaranteed minimum accumulation benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The Reg 213

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

reserve calculations include standard scenario calculations from the prior Actuarial Guideline 43 (AG 43) as well as reserve requirements based on the NAIC Valuation Manual Section 21 (VM-21) Principles Based Reserving for Variable Annuities. The reserve for contracts falling within the scope of Reg 213 is split into pre and post January 1, 2020 contract issues and is calculated at a contract level with no aggregation. For pre 2020 business, the reserve is the greater of the VM-21 reserve or the modified AG 43 standard scenario reserve. For post 2020 business, the reserve is the greater of the VM-21 reserve and the New York Objective Floor; the New York Objective Floor is the maximum of two distinct modified AG 43 standard scenario reserves, the cash surrender value and the option value floor.

The VM-21 reserve is equal to the Conditional Tail Expectation (CTE) amount plus an additional standard projection amount if the Company’s non-economic assumptions differ enough from industry assumptions. To determine the CTE amount, the Company uses 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) and the Society of Actuaries and prudent estimate assumptions based on Company experience. The Standard Projection Amount is determined using the same CTE calculations but replaces the Company’s own assumptions with prescribed assumptions and methods specified in VM-21.

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

At December 31, 2022 and 2021, the Company had no premium deficiency reserve related to accident and health policies.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2022
2022	$—	$61	$33	$28
2021 and prior	35	7	30	12

	35	$68	$63	40

Active life reserve	$301			$313

Total accident and health reserves	$336			$353

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year

Year ended December 31, 2021
2021	$—	$59	$31	$28
2020 and prior	31	6	30	7

	31	$65	$61	35

Active life reserve	$290			$301

Total accident and health reserves	$321			$336

The change in the Company’s unpaid claims reserve was $7 and $6 for the years ended December 31, 2022 and 2021, respectively, for health claims that were incurred prior to those Balance Sheets date. The change in 2022 and 2021 resulted primarily from variances in the estimated frequency of claims and claim severity.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Activity in the liability for unpaid claims adjustment expense is summarized as follows:

	Liability Beginning of Year	Incurred	Paid	Liability End of Year

Year ended December 31, 2022
2022	$—	$1	$1	$—
2021 and prior	—	—	—	—

	$—	$1	$1	$—

Year ended December 31, 2021
2021	$—	$1	$1	$—
2020 and prior	—	—	—	—

	$—	$1	$1	$—

The Company did not increase or decrease the provision for insured events of prior years.

Premium and Annuity Considerations Deferred and Uncollected

Reserves on the Company’s traditional life insurance products are computed using mean and interpolated or mid-terminal reserving methodologies. The mean methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. The interpolated methodologies do not require the establishment of such assets, however, it is required to hold unearned premium liabilities. At December 31, 2022 and 2021, the gross premiums and net of loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	2022		2021

	Gross	Net of Loading	Gross	Net of Loading

Life and annuity:
Ordinary renewal business	$3	$3	$3	$3

	$3	$3	$3	$3

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has been determined primarily by formula.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity, deposit fund and life products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on annuity and deposit fund products, by withdrawal characteristics, is summarized as follows:

	December 31
	2022
Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$—	$20	$—	$20	— %
At book value less surrender charge of 5% or more	49	—	—	49	1
At fair value	—	—	3,916	3,916	80

Total with adjustment or at fair value	49	20	3,916	3,985	81
At book value without adjustment (minimal or no charge or adjustment)	618	—	—	618	13
Not subject to discretionary withdrawal provision	291	—	10	301	6

Total individual annuity reserves	958	20	3,926	4,904	100%

Less reinsurance ceded	136	—	—	136

Net individual annuities reserves	$822	$20	$3,926	$4,768

Amount included in book value less surrender charge above that will move to book value without adjustment in the year after the statement date	$12	$—	$—	$12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2022
Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$813	$26	$—	$839	5%
At book value less surrender charge of 5% or more	553	—	—	553	3
At fair value	—	389	10,845	11,234	70

Total with adjustment or at fair value	1,366	415	10,845	12,626	78
At book value without adjustment (minimal or no charge or adjustment)	2,048	56	—	2,104	13
Not subject to discretionary withdrawal provision	493	—	843	1,336	9

Total group annuities reserves	3,907	471	11,688	16,066	100%

Net group annuities reserves	$3,907	$471	$11,688	$16,066

	December 31
	2022
Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
At book value without adjustment (minimal or no charge or adjustment)	$1	$—	$—	$1	2%
Not subject to discretionary withdrawal provision	45	—	2	47	98

Total deposit-type contracts	46	—	2	48	100%

Less reinsurance ceded	15	—	—	15

Net deposit-type contracts	$31	$—	$2	$33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Reconciliation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$4,673
Exhibit 5, Supp contracts with life contingencies section, total (net)	56
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	31

Subtotal	4,760
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	16,093
Exhibit 3, Supp contracts with life contingencies section, total	12
Other contract deposit funds	2

Subtotal	16,107

Combined total	$20,867

	December 31
	2021

Individual Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$—	$21	$—	$21	— %
At book value less surrender charge of 5% or more	35	—	—	35	1
At fair value	—	—	5,265	5,265	84

Total with adjustment or at fair value	35	21	5,265	5,321	85
At book value without adjustment (minimal or no charge or adjustment)	682	—	—	682	11
Not subject to discretionary withdrawal provision	241	—	11	252	4

Total individual annuity reserves	958	21	5,276	6,255	100%

Less reinsurance ceded	136	—	—	136

Net individual annuity reserves	$822	$21	$5,276	$6,119

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2021

Group Annuities:	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$784	$28	$—	$812	3%
At book value less surrender charge of 5% or more	606	—	—	606	3
At fair value	—	395	19,350	19,745	79

Total with adjustment or at fair value	1,390	423	19,350	21,163	85
At book value without adjustment (minimal or no charge or adjustment)	2,224	61	—	2,285	9
Not subject to discretionary withdrawal provision	495	—	1,061	1,556	6

Total group annuity reserves	4,109	484	20,411	25,004	100%

Net group annuity reserves	$4,109	$484	$20,411	$25,004

	December 31
	2021

Deposit-type contracts (no life contingencies):	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent

Subject to discretionary withdrawal with adjustment:
At book value without adjustment (minimal or no charge or adjustment)	1	—	—	1	2
Not subject to discretionary withdrawal provision	$50	$—	$2	$52	98%

Total deposit-type contracts	51	—	2	53	100%

Less reinsurance ceded	17	—	—	17

Net deposit-type contracts	$34	$—	$2	$36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Reconciliation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities section, total (net)	$4,878
Exhibit 5, Supp contracts with life contingencies section, total (net)	53
Exhibit 7, Deposit-type contracts, net balance at the end of the current year after reinsurance	34

Subtotal	4,965
Separate Accounts Annual Statement:
Exhibit 3, Annuities section, total	26,180
Exhibit 3, Supp contracts with life contingencies section, total	12
Other contract deposit funds	2

Subtotal	26,194

Combined total	$31,159

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The amount of reserves on life products, by withdrawal characteristics, is summarized as follows:

	December 31
	2022
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$1	$1	$2
Universal life	667	565	697
Universal life with secondary guarantees	16	25	97
Indexed universal life with secondary guarantees	454	366	389
Other permanent cash value life insurance	66	66	83
Variable universal life	25	25	61
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	—	—	280
Accidental death benefits	—	—	1
Disability- active lives	—	—	1
Disability- disabled lives	—	—	3
Miscellaneous reserves	—	—	37

Total (gross)	1,229	1,048	1,651
Reinsurance ceded	171	171	200

Total (net)	$1,058	$877	$1,451

As of December 31, 2022, the Company did not hold any life reserves for separate accounts with guarantees.

	December 31
	2022
	Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$126	$125	$247

Total (net)	$126	$125	$247

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Reconciliation to the Annual Statement:	Amount
Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$1,409
Exhibit 5, Accidental death benefits section total (net)	1
Exhibit 5, Disability - active lives section, total (net)	1
Exhibit 5, Disability - disabled lives section, total (net)	3
Exhibit 5, Miscellaneous reserves section, total (net)	37

Subtotal	1,451
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	247

Subtotal	247

Combined total	$1,698

	December 31
	2021
	General Account
	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$1	$1	$2
Universal life	653	551	677
Universal life with secondary guarantees	20	25	101
Indexed universal life with secondary guarantees	406	319	393
Other permanent cash value life insurance	65	65	82
Variable universal life	24	23	59
Not subject to discretionary withdrawal or no cash values
Term policies without cash value	—	—	278
Accidental death benefits	—	—	1
Disability- active lives	—	—	1
Disability- disabled lives	—	—	3
Miscellaneous reserves	—	—	92

Total (gross)	1,169	984	1,689
Reinsurance ceded	168	168	200

Total (net)	$1,001	$816	$1,489

As of December 31, 2021, the Company did not hold any life reserves for separate accounts with guarantees.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2021

	Separate Account - Nonguaranteed

	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$169	$168	$333

Total (net)	$169	$168	$333

Reconcililation to the Annual Statement:	Amount

Life & Accident & Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$1,392
Exhibit 5, Accidental death benefits section total (net)	1
Exhibit 5, Disability - active lives section, total (net)	1
Exhibit 5, Disability - disabled lives section, total (net)	3
Exhibit 5, Miscellaneous reserves section, total (net)	92

Subtotal	1,489
Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	333

Subtotal	333

Combined total	$1,822

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Separate Accounts

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2022, 2021 and 2020 is as follows:

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than or	Separate
	Equal to 4%	Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2022	$91	$4,347	$4,438

Reserves for separate accounts as of December 31, 2022 with assets at:
Fair value	$—	$15,863	$15,863
Amortized cost	491	—	491

Total as of December 31, 2022	$491	$15,863	$16,354

Reserves for separate accounts by withdrawal characteristics as of December 31, 2022:
With fair value adjustment	$46	$—	$46
At fair value	389	15,008	15,397
At book value without fair value adjustment and with current surrender charge of less than 5%	56	—	56

Subtotal	491	15,008	15,499
Not subject to discretionary withdrawal	—	855	855

Total separate account reserve liabilities at December 31, 2022	$491	$15,863	$16,354

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than or	Separate
	Equal to 4%	Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2021	$96	$4,289	$4,385

Reserves for separate accounts as of December 31, 2021 with assets at:
Fair value	$—	$26,023	$26,023
Amortized cost	505	—	505

Total as of December 31, 2021	$505	$26,023	$26,528

Reserves for separate accounts by withdrawal characteristics as of December 31, 2021:
With fair value adjustment	$49	$—	$49
At fair value	395	24,949	25,344
At book value without fair value adjustment and with current surrender charge of less than 5%	61	—	61

Subtotal	505	24,949	25,454
Not subject to discretionary withdrawal	—	1,074	1,074

Total separate account reserve liabilities at December 31, 2021	$505	$26,023	$26,528

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Nonindexed
	Guarantee	Nonguaranteed
	Less Than	Separate
	Equal to 4%	Accounts	Total

Premiums, deposits and other considerations for the year ended December 31, 2020	$498	$3,599	$4,097

Reserves for separate accounts as of December 31, 2020 with assets at:
Fair value	$—	$23,504	$23,504
Amortized cost	521	—	521

Total as of December 31, 2020	$521	$23,504	$24,025

Reserves for separate accounts by withdrawal characteristics as of December 31, 2020:
With fair value adjustment	$50	$—	$50
At fair value	406	22,331	22,737
At book value without fair value adjustment and with current surrender charge of less than 5%	65	—	65

Subtotal	521	22,331	22,852
Not subject to discretionary withdrawal	—	1,173	1,173

Total separate account reserve liabilities at December 31, 2020	$521	$23,504	$24,025

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2022	2021	2020

Transfer as reported in the Summary of Operations of the separate accounts statement:
Transfers to separate accounts	$4,443	$4,389	$4,122
Transfers from separate accounts	(10,067)	(4,779)	(6,446)

Net transfers from separate accounts	(5,624)	(390)	(2,324)
Miscellaneous reconciling adjustments	7	3	1

Net transfers as reported in the Summary of Operations of the life, accident and health annual statement	$(5,617)	$(387)	$(2,323)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. The assets legally insulated from general account claims at December 31, 2022 and 2021 are attributed to the following products:

	2022	2021

Variable life	$125	$168
Variable universal life	126	169
Variable annuities	4,205	5,645
Group annuities	9,859	17,953
Registered market value separate accounts	554	817
Non-registered market value separate accounts	64	77
Par annuities	984	1,269
Registered market value annuity product - SPL	3	3
Book value separate accounts	471	540

Total separate account assets	$16,391	$26,641

At December 31, 2022 and 2021, the Company held separate account assets not legally insulated from the general account in the amount of $21 and $22, respectively.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $51, $53, $52, $51 and $51, to the general account in 2022, 2021, 2020, 2019 and 2018, respectively. During the year ended December 31, 2022, the general account of the Company had paid $2 toward separate account guarantees and during the year ended December 31, 2021, the general account of the Company had paid an insignificant amount toward separate account guarantees. During the years 2020 through 2018, the general account of the Company had paid $1 each year toward separate account guarantees.

At December 31, 2022 and 2021, the Company reported guaranteed separate account assets at amortized cost in the amount of $470 and $540, respectively, based upon the prescribed practice granted by the State of New York as described in Note 2. These assets had a fair value of $442 and $542 at December 31, 2022 and 2021, respectively, which would have resulted in an unrealized gain/(loss) of $(27) and $2, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

7.    Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums and annuity considerations include the following reinsurance amounts:

	Year Ended December 31
	2022	2021	2020

Direct premiums	$5,196	$5,234	$5,257
Reinsurance assumed - non affiliates	209	286	307
Reinsurance assumed - affiliates	—	—	—
Reinsurance ceded - non affiliates	(143)	(180)	(203)
Reinsurance ceded - affiliates	(77)	(118)	(126)

Net premiums earned	$5,185	$5,222	$5,235

The Company received reinsurance recoveries in the amount of $253, $343 and $341 during 2022, 2021 and 2020, respectively. At December 31, 2022 and 2021, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $95 and $144, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2022 and 2021 of $2,043 and $2,512, respectively, of which $956 and $1,261 were ceded to affiliates, respectively.

Effective July 1, 2022, the Company recaptured business previously ceded to Transamerica International Re (Bermuda), an affiliate. Subsequently, the Company novated the business to a third party. The reserves were initially recorded and then removed from the financials when novated in the amount of $128. Consideration of $9 was paid and subsequently received from the third party. As a result, there was no net financial statement impact.

Effective April 1, 2022, the Company recaptured business previously ceded to Transamerica International Re (Bermuda), an affiliate. Subsequently, the Company novated the business to a third party. The reserves were initially recorded and then removed from the financials when novated in the amount of $121. Consideration of $23 was received and subsequently paid to the third party. As a result, there was no net financial statement impact.

Effective December 1, 2021, the Company recaptured business previously ceded to Transamerica International Re (Bermuda), an affiliate. Subsequently, the Company novated the business to a third party. The reserves were initially recorded and then removed from the financials when novated in the amount of $282. Consideration of $17 was received and subsequently paid to the third party. As a result, there was no net financial statement impact.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

During 2022, 2021 and 2020, there were no amounts of amortization of deferred gains associated with previously transacted reinsurance agreements released into income as deferred gains were fully amortized as of December 31, 2019.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

8.    Income Taxes

The net deferred income tax asset at December 31, 2022 and 2021 and the change from the prior year are comprised of the following components:

	December 31, 2022
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$115	$9	$124
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	115	9	124
Deferred Tax Assets Nonadmitted	49	—	49

Subtotal (Net Deferred Tax Assets)	66	9	75
Deferred Tax Liabilities	27	18	45

Net Admitted Deferred Tax Assets (Liabilities)	$39	$(9)	$30

	December 31, 2021
	Ordinary	Capital	Total

Gross Deferred Tax Assets	$111	$10	$121
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	111	10	121
Deferred Tax Assets Nonadmitted	46	—	46

Subtotal (Net Deferred Tax Assets)	65	10	75
Deferred Tax Liabilities	31	17	48

Net Admitted Deferred Tax Assets (Liabilities)	$34	$(7)	$27

	Ordinary	Change Capital	Total

Gross Deferred Tax Assets	$4	$(1)	$3
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	4	(1)	3
Deferred Tax Assets Nonadmitted	3	—	3

Subtotal (Net Deferred Tax Assets)	1	(1)	—
Deferred Tax Liabilities	(4)	1	(3)

Net Admitted Deferred Tax Assets (Liabilities)	$5	$(2)	$3

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2022	2021	Change

Deferred Tax Assets:
Ordinary
Policyholder reserves	$77	$80	$(3)
Investments	2	1	1
Deferred acquisition costs	27	26	1
Compensation and benefits accrual	1	1	—
Receivables - nonadmitted	7	2	5
Other	1	1	—

Subtotal	115	111	4
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	49	46	3

Admitted ordinary deferred tax assets	66	65	1
Capital
Investments	9	10	(1)
Other	—	—	—

Subtotal	9	10	(1)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	—	—

Admitted capital deferred tax assets	9	10	(1)

Admitted deferred tax assets	$75	$75	$—

	Year Ended December 31
	2022	2021	Change

Deferred Tax Liabilities:
Ordinary
Investments	$2	$—	$2
Policyholder reserves	$23	$28	$(5)
Capitalized ceding commissions	—	2	(2)
Other	2	1	1

Subtotal	27	31	(4)
Capital
Investments	18	17	1
Other	—	—	—

Subtotal	18	17	1

Deferred tax liabilities	45	48	(3)

Net admitted deferred tax assets (liabilities)	$30	$27	$3

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

As a result of the 2017 Tax Cuts and Jobs Act TCJA, the Company’s tax reserve deductible temporary difference increased by $18. This change results in an offsetting ($18) taxable temporary difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The remaining amortizable balance is included within the Policyholder Reserves line items above.

The Inflation Reduction Act was enacted during the third quarter reporting period on August 16, 2022. The act included a provision which subjects high earning corporate taxpayers to the Corporate Alternative Minimum Tax (CAMT). The Company is part of an affiliated group that has not determined if it will be liable for CAMT in 2023 and has not included any estimated impacts of the CAMT in the financial statements, due to the inability to create a reasonable estimate, as of December 31, 2022.

As discussed in Note 2, for the years ended December 31, 2022 and 2021, the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

	December 31, 2022
	Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$2	$2
2(b) Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	27	1	28
1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	27	1	28
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	123
2(c) Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	39	6	45

2(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$66	$9	$75

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

		December 31, 2021
		Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$3	$3
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	24	—	24
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	24	—	24
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	159
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	41	7	48

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$65	$10	$75

		Change
		Ordinary	Capital	Total

Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$(1)	$(1)
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	3	1	4
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	3	1	4
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(36)
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	(2)	(1)	(3)

2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$1	$(1)	$—

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	December 31
	2022	2021	Change

Ratio Percentage Used To Determine Recovery Period and Threshold Limitation Amount	1017%	1221%	-204%

Amount of Adjusted Capital and Surplus Used To Determine Recovery Period and Threshold Limitation in 2(b)2 Above	$818	$1,062	$(244)

The impact of tax planning strategies at December 31, 2022 and 2021 was as follows:

	December 31, 2022
	Ordinary	Capital	Total
	Percent	Percent	Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	4%	0%	4%

	December 31, 2021
	Ordinary	Capital	Total
	Percent	Percent	Percent

Impact of Tax Planning Strategies:

(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	4%	0%	4%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2022	2021	Change

Current Income Tax

Federal	$1	$17	$(16)

Subtotal	1	17	(16)
Federal income tax on net capital gains	2	12	(10)

Federal and foreign income taxes incurred	$3	$29	$(26)

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

	Year Ended December 31
	2021	2020	Change

Current Income Tax

Federal	$17	$20	$(3)

Subtotal	17	20	(3)
Federal income tax on net capital gains	12	(1)	13

Federal and foreign income taxes incurred	$29	$19	$10

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2022	2021	2020

Current income taxes incurred	$3	$29	$19
Change in deferred income taxes	(12)	(7)	4
(without tax on unrealized gains and losses)

Total income tax reported	$(9)	$22	$23

Income before taxes	$55	$234	$105
Federal statutory tax rate	21.00%	21.00%	21.00%

Expected income tax expense (benefit) at statutory rate	$12	$49	$22

Increase (decrease) in actual tax reported resulting from:

Pre-tax income of disregarded subsidiaries	$—	$1	$(2)
Dividends received deduction	(2)	(4)	(4)
Nondeductible expenses	—	—	1
Pre-tax items reported net of tax	(3)	(2)	(1)
Tax credits	(15)	(19)	(23)
Prior period tax return adjustment	6	—	—
Deferred tax change on other items in surplus	(7)	(2)	30
Other	—	(1)	—

Total income tax reported	$(9)	$22	$23

The Company’s federal income tax return is consolidated with other includible affiliated companies. Please see the listing of companies in Appendix A.

The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2022.

The following is income tax expense for current year and preceding years that is available for recoupment in the event of future losses:

Total
2020	$—
2021	14
2022	—

The total amount of the unrecognized tax benefits that if recognized would affect the effective income tax rate:

Unrecognized Tax Benefits
Balance at January 1, 2021	$2
Tax positions taken during prior period	—
Tax positions taken during current period	—
Settlements with taxing authorities	—
Lapse of applicable statute of limitations	—

Balance at December 31, 2021	$2
Tax positions taken during prior period	—
Tax positions taken during current period	—
Settlements with taxing authorities	—
Lapse of applicable statute of limitations	—

Balance at December 31, 2022	$2

The Internal Revenue Service (IRS) completed its examination for 2009 through 2013 for which an appeals conference is in process. The IRS opened an exam for the 2014 through 2018 amended tax returns. Federal income tax returns filed in 2019 through 2021 remain open, subject to potential future examination. The Company believes there are adequate defenses against, or sufficient provisions established related to any open or contested tax positions.

The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest expense/(benefit) related to income taxes:

	Interest	Penalties	Total payable (receivable)

Balance at January 1, 2020	$(1)	$—	$(1)
Interest expense (benefit)	(1)	—	(1)

Balance at December 31, 2020	$(2)	$—	$(2)
Cash received (paid)	2	—	2

Balance at December 31, 2021	$—	$—	$—
Interest expense (benefit)	1	—	1

Balance at December 31, 2022	$1	$—	$1

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

9.    Capital and Surplus

The Company has authorized 24,000 common stock shares at $125 per share par value of which 15,067 shares were issued and outstanding at December 31, 2022 and 2021.

On June 30, 2020, the Company paid $96 to Transamerica Life Insurance Company (TLIC) as consideration for the Company’s repurchase of its remaining 1,254 common stock shares held by TLIC.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31 or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year, not to exceed earned surplus as of the preceding December 31. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2023, without the prior approval of insurance regulatory authorities, is $174.

On September 29, 2022, the Company paid an ordinary common stock dividend of $150 to TA Corp.

On March 29, 2022, the Company paid an ordinary common stock dividend of $150 to TA Corp.

On September 30, 2021, the Company paid an extraordinary dividend of $100 to TA Corp.

On March 25, 2021, the Company paid an ordinary common stock dividend of $100 to TA Corp.

On December 21, 2020, the Company paid an ordinary common stock dividend of $75 to TA Corp.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on various risk factors. At December 31, 2022 and 2021, the Company met the minimum RBC requirements.

The Company held special surplus funds in the amount of $7 and $15, as of December 31, 2022 and 2021, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

10. Securities Lending

The Company participates in an agent-managed securities lending program in which the Company primarily loans out US Treasuries and other bonds. The Company receives collateral equal to 102% of the fair value of the loaned government or other domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2022 and 2021, respectively, securities with a fair value of $386 and $379 were on loan under securities lending agreements. At December 31, 2022 and 2021, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $412 and $396 at December 31, 2022 and 2021, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value
	2022	2021

Open	$412	$396
Securities received	—	—

Total collateral received	$412	$396

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

The maturity dates of the reinvested securities lending collateral are as follows:

	2022		2021
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open	$53	$53	$30	$30
30 days or less	148	148	136	136
31 to 60 days	63	80	59	59
61 to 90 days	38	21	70	70
91 to 120 days	29	29	17	17
121 to 180 days	81	81	49	49
181 to 365 days	—	—	17	17
1 to 2 years	—	—	7	7
2 to 3 years	—	—	11	11

Total	412	412	396	396
Securities received	—	—	—	—

Total collateral reinvested	$412	$412	$396	$396

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

Collateral for securities lending transactions that extend beyond one year from the report date are as follows:

Description of collateral	2022	2021

ABS AUTOS	$—	$18

Total collateral extending beyond one year of the reporting date	$—	$18

For securities lending, the Company’s source of cash used to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $413 (fair value of $412) that are currently tradable securities that could be sold and used to pay for the $412 in collateral calls that could come due under a worst-case scenario.

11. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by TA Corp which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will contribute an amount up to four percent of the participant’s eligible earnings per the plan’s matching formula. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974 (ERISA), as amended. Benefits expense allocated to the Company for the years ended December 31, 2022, 2021 and 2020 was insignificant.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on the employee’s eligible compensation. The plan provides benefits based on a cash balance formula. The plan is subject to the reporting and disclosure requirements of the ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory. The benefits are based on the employee’s eligible compensation. The plans provide benefits based on a cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Code.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the qualified defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

(IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP No. 102, Pensions. Pension expenses were $1, $2 and $2 for the years ended December 31, 2022, 2021 and 2020, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP No. 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of postretirement expenses for the years ended December 31, 2022, 2021 and 2020 was insignificant.

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2022, 2021 and 2020 was insignificant.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between TA Corp and the Company, TA Corp will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by TA Corp as needed.

Effective August 1, 2020, the Company, and an affiliate, TLIC, amended and finalized a Shared Services and Cost Sharing Agreement for both parties to provide accounting, administrative, and other advisory services in accordance with the agreement. The agreement, filed and approved by the NYDFS, replaces prior agreements between the entities. The amount received by the Company as a result of being a party to these agreements was $100, $80 and $47 during 2022, 2021 and 2020, respectively. The amount paid as a result of being a party to these agreements was $40, $45 and $50 during 2022, 2021 and 2020, respectively. Fees charged between affiliates approximate their cost.

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors (AURA), LLC whereby AURA serves as the administrator and advisor for the Company’s mortgage loan operations. The Company paid $6, $5 and $6 for these services during 2022, 2021 and 2020, respectively.

The Company is party to an Investment Management Agreement with AEGON USA Investment Management (AUIM), LLC whereby AUIM acts as a discretionary investment manager for the Company. The Company paid $11, $11 and $10 for these services during 2022, 2021 and 2020, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company has an administration service agreement with Transamerica Asset Management (TAM) to provide administrative services to the Transamerica Series Trust. The Company received $8, $10 and $9 for these services during 2022, 2021 and 2020, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred an insignificant amount of expenses under this agreement for the year ended December 31, 2022. The Company incurred expenses under this agreement of $1 and $3 for the years ended December 31, 2021 and 2020, respectively.

Receivables from (payables to) affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2022, 2021 and 2020, the Company received (paid) an insignificant amount of net interest from (to) affiliates. At December 31, 2022 and 2021, respectively, the Company reported net receivables (payables) from (to) affiliates of ($17) and $63, respectively. Terms of settlement require that these amounts are settled within 90 days of quarter-end per the requirements of SSAP No. 25, Affiliates and Other Related Parties.

In accordance with SSAP No. 25, the Company reports short-term intercompany notes receivable as short-term investments. At December 31, 2022 and 2021, the Company had no short-term intercompany notes receivable.

The Company utilizes the look-through approach in valuing its investment in the following entities.

Book Adjusted Carrying Value
Real Estate Alternatives Portfolio 4 HR, LLC	$2
Aegon Workforce Housing Fund 2, L.P.	50
Aegon Workforce Housing Fund 3, L.P.	2
Natural Resources Alternatives Portfolio I, LLC	11
Natural Resources Alternatives Portfolio II, LLC	3
Natural Resources Alternatives Portfolio 3, LLC	21
Zero Beta Fund, LLC	2
TA-APOP II, LLC	58

$149

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97 entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following tables show the disclosures for all SCA investments, except 8bi entities, Balance Sheets value (admitted and nonadmitted) and the NAIC responses for the SCA filings as of December 31, 2022 and 2021:

December 31, 2022

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

SSAP No. 97 8a Entities
None	— %	$—	$—	$—

Total SSAP No. 97 8a Entities	XXX	$—	$—	$—

SSAP No. 97 8b(ii) Entities
None	— %	$—	$—	$—

Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—

SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	9%	$—	$—	$—

Total SSAP No. 97 8b(iii) Entities	XXX	$—	$—	$—

SSAP No. 97 8b(iv) Entities
None	— %	$—	$—	$—

Total SSAP No. 97 8b(iv) Entities	XXX	$—	$—	$—

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$—	$—	$—

Aggregate Total	XXX	$—	$—	$—

December 31, 2021

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

SSAP No. 97 8a Entities
None	— %	$—	$—	$—

Total SSAP No. 97 8a Entities	XXX	$—	$—	$—

SSAP No. 97 8b(ii) Entities
None	— %	$—	$—	$—

Total SSAP No. 97 8b(ii) Entities	XXX	$—	$—	$—

SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	9%	$—	$—	$—

Total SSAP No. 97 8b(iii) Entities	XXX	$—	$—	$—

SSAP No. 97 8b(iv) Entities
None	— %	$—	$—	$—

Total SSAP No. 97 8b(iv) Entities	XXX	$—	$—	$—

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$—	$—	$—

Aggregate Total	XXX	$—	$—	$—

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The following table shows the NAIC responses for the SCA filings (except 8bi entities):

December 31, 2022

SCA Entity	Type of NAIC Filing (1)	Date of Filing to the NAIC	NAIC Valuation Amount (2)	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code (3)
SSAP No. 97 8a Entities
None			$—	—	—	—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
None			$—	—	—	—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	NA		$—	—	—	I

Total SSAP No. 97 8b(iii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iv) Entities
None	—	—	$—	—	—	—

Total SSAP No. 97 8b(iv) Entities	—	—	$—	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$—	—	—	—

Aggregate Total	—	—	$—	—	—	—

(1) S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

(2) NAIC Valuation Amount is as of the Filing Date to the NAIC

(3) I – Immaterial or M – Material

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

December 31, 2021

SCA Entity	Type of NAIC Filing (1)	Date of Filing to the NAIC	NAIC Valuation Amount (2)	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code (3)
SSAP No. 97 8a Entities
None			$—

Total SSAP No. 97 8a Entities	—	—	$—	—	—	—

SSAP No. 97 8b(ii) Entities
None			$—

Total SSAP No. 97 8b(ii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iii) Entities
Real Estate Alternatives Portfolio 3A, Inc.	NA		$—	—	—	I

Total SSAP No. 97 8b(iii) Entities	—	—	$—	—	—	—

SSAP No. 97 8b(iv) Entities
None			$—	—	—	—

Total SSAP No. 97 8b(iv) Entities	—	—	$—	—	—	—

Total SSAP No. 97 8b Entities (except 8bi entities)	—	—	$—	—	—	—

Aggregate Total	—	—	$—	—	—	—

(1) S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

(2) NAIC Valuation Amount is as of the Filing Date to the NAIC

(3) I – Immaterial or M – Material

Information regarding the Company’s affiliated reinsurance transactions is available in Note 7. Reinsurance.

13. Managing General Agents and Third-Party Administrators

The Company utilizes managing general agents (MGA) and third-party administrators (TPA) in its operation. There were no MGA’s/TPA’s that wrote premiums in excess of 5% of the Company’s surplus.

14. Commitments and Contingencies

At December 31, 2022 and 2021, the Company has mortgage loan commitments of $70 and $35, respectively.

The Company has contingent commitments of $47 and $28, as of December 31, 2022 and 2021, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $1 and $1, respectively.

Private placement commitments outstanding as of December 31, 2022 and 2021 were $0 and $39, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company may pledge cash as collateral for derivative transactions. When cash is pledged as collateral, it is derecognized and a receivable is recorded to reflect the eventual return of that cash by the counterparty. The amount of cash collateral pledged by the Company as of December 31, 2022 and 2021, respectively, was $7 and $7.

Cash collateral received from derivative counterparties as well as the obligation to return the collateral is recorded on the Company’s Balance Sheets. The amount of cash collateral received as of December 31, 2022 and 2021, respectively, was $51 and $40.

At December 31, 2022 and 2021, securities in the amount of $5 and $8, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s Balance Sheets as the Company does not have the ability to sell or repledge the collateral.

The Company is a member of the FHLB of New York. Through its membership, the Company establishes the option to access funds through secured borrowing arrangements with the FHLB. The Company is not in an active borrowing position; therefore, collateral pledged and borrowings are not applicable for this Company.

At December 31, 2022 and 2021, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2022	2021

Membership Stock:
Class B	$3	$3

Total	$3	$3

At December 31, 2022 and 2021, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years

December 31, 2022
Membership Stock
Class B	$—	$—	$—	$3

Total	$—	$—	$—	$3

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years

December 31, 2021
Membership Stock
Class B	$—	$—	$—	$3

Total	$—	$—	$—	$3

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

The Company is party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given their complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes includes substantial demands for compensatory and punitive damages, and injunctive relief, damages arising from such demands are typically not material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s Balance Sheets. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve and an offsetting premium tax benefit at December 31, 2022 and 2021 for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. These amounts were not material to the Company’s financial position. The guaranty fund (benefit) expense was insignificant for the years ended December 31, 2022, 2021 and 2020.

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company enters into dollar repurchase agreements in which residential mortgage backed securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2022 and 2021, the Company had dollar repurchase agreements outstanding in the amount of $20 and $21, respectively, which is included in borrowed money on the Balance Sheets. Those amounts include an insignificant amount of accrued interest at both December 31, 2022 and 2021. At December 31, 2022, securities with a book value of $20 and a fair value of $20 were subject to dollar repurchase agreements. These securities have maturity dates that range from August 1, 2051 to April 1, 2052. At December 31, 2021, a security with a book value of $21 and a fair value of $20 was subject to dollar repurchase agreements. This security has a maturity date of August 1, 2051. The Company does not have the legal right to recall or substitute the underlying assets prior to the transaction’s scheduled termination. Upon scheduled termination, the counterparty is obligated to return substantially similar assets.

The contractual maturities of the dollar repurchase agreement positions are as follows:

	Fair Value

	2022	2021

Open	$20	$20
Securities received	—	—

Total collateral received	$20	$20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Millions, Except per Share amounts)

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. During 2022 and 2021, there were no securities sold and reacquired within 30 days of the sale date.

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the Balance Sheets date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the Balance Sheets date (Type I). The Company has not identified any Type 1 subsequent events for the year ended December 31, 2022 through April 19, 2023.

Events that are indicative of conditions that arose after the Balance Sheets date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has identified a Type II subsequent event for the year ended December 31, 2022. On March 30, 2023, the Company paid an ordinary common stock dividend of $75 to TA Corp.

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2022
Entity Name	FEIN

Transamerica Corporation	42-1484983

AEGON Asset Management Services Inc	39-1884868

AEGON Direct Marketing Services Inc	42-1470697

AEGON Financial Services Group Inc	41-1479568

AEGON Institutional Markets Inc	61-1085329

AEGON Management Company	35-1113520

AEGON USA Real Estate Services Inc	61-1098396

AEGON USA Realty Advisors of CA	20-5023693

AUSA Properties Inc	27-1275705

Commonwealth General Corporation	51-0108922

Creditor Resources Inc	42-1079584

CRI Solutions Inc	52-1363611

Financial Planning Services Inc	23-2130174

Garnet Assurance Corporation	11-3674132

Garnet Assurance Corporation II	14-1893533

Garnet Assurance Corporation III	01-0947856

Ironwood Re Corp	47-1703149

LIICA RE II	20-5927773

Massachusetts Fidelity Trust	42-0947998

Money Services Inc	42-1079580

Monumental General Administrators Inc	52-1243288

Pearl Holdings Inc I	20-1063558

Pearl Holdings Inc II	20-1063571

Real Estate Alternatives Portfolio 3A Inc	20-1627078

River Ridge Insurance Company	20-0877184

Stonebridge Benefit Services Inc	75-2548428

TLIC Oakbrook Reinsurance Inc.	47-1026613

TLIC Watertree Reinsurance, Inc.	81-3715574

Transamerica Affordable Housing Inc	94-3252196

Transamerica Asset Management	59-3403585

Transamerica Capital Inc	95-3141953

Transamerica Casualty Insurance Company	31-4423946

Transamerica Corporation (OREGON)	98-6021219

Transamerica Financial Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation EIN: 42-1484983 AFFILIATIONS SCHEDULE YEAR ENDED DECEMBER 31, 2022
Entity Name	FEIN

Transamerica Finance Corporation	95-1077235

Transamerica Financial Advisors	59-2476008

Transamerica Financial Life Insurance Company	36-6071399

Transamerica Fund Services Inc	59-3403587

Transamerica International Re (Bermuda) Ltd	98-0199561

Transamerica Investors Securities Corp	13-3696753

Transamerica Life Insurance Company	39-0989781

Transamerica Pacific Re, Inc.	85-1028131

Transamerica Resources Inc	52-1525601

Transamerica Stable Value Solutions Inc	27-0648897

United Financial Services Inc	52-1263786

World Fin Group Ins Agency of Massachusetts Inc	04-3182849

World Financial Group Inc	42-1518386

World Financial Group Ins Agency of Hawaii Inc	99-0277127

World Financial Group Insurance Agency of WY Inc	42-1519076

Zahorik Company Inc	95-2775959

Zero Beta Fund LLC	26-1298094

Statutory-Basis Financial

Statement Schedules

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Millions)

December 31, 2022

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)

Fixed maturities

Bonds:

United States government and government agencies and authorities	$333	$350	$368

States, municipalities and political subdivisions	74	70	74

Foreign governments	115	97	115

Hybrid securities	51	45	51

All other corporate bonds	4,665	3,973	4,651

Preferred stocks	3	4	4

Total fixed maturities	5,241	4,539	5,263

Equity securities

Common stocks:

Industrial, miscellaneous and all other	4	6	6

Total equity securities	4	6	6

Mortgage loans on real estate	1,853		1,853

Policy loans	143		143

Other long-term investments	63		63

Receivable for securities	2		2

Securities lending	412		412

Cash, cash equivalents and short-term investments	205		205

Total investments	$7,923		$7,947

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

(2)	Bonds of $3 are held at fair value rather than amortized cost. Preferred stocks of $4 are held at fair value.

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Millions)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*

Year ended December 31, 2022
Individual life	$1,359	$—	$19	$171	$67	$114	$46
Individual health	174	4	10	69	9	52	24
Group life and health	249	2	5	52	9	43	15
Annuity	4,752	—	1	4,893	248	10,697	(5,471)

	$6,534	$6	$35	$5,185	$333	$10,906	$(5,386)

Year ended December 31, 2021
Individual life	$1,404	$—	$23	$172	$72	$194	$48
Individual health	159	4	15	68	9	56	22
Group life and health	236	2	6	49	9	36	14
Annuity	4,948	—	—	4,933	252	5,412	(247)

	$6,747	$6	$44	$5,222	$342	$5,698	$(163)

Year ended December 31, 2020
Individual life	$1,362	$—	$23	$170	$59	$222	$48
Individual health	145	4	13	71	6	68	33
Group life and health	231	2	7	57	11	41	22
Annuity	5,296	—	—	4,937	235	7,527	(2,189)

	$7,034	$6	$43	$5,235	$311	$7,858	$(2,086)

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Millions)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net

Year ended December 31, 2022
Life insurance in force	$25,777	$62,724	$60,695	$23,748	256%

Premiums:
Individual life	$187	$220	$204	$171	119%
Individual health	69	—	—	69	0%
Group life and health	51	—	1	52	1%
Annuity	4,889	—	4	4,893	0%

	$5,196	$220	$209	$5,185	4%

Year ended December 31, 2021
Life insurance in force	$25,773	$87,333	$85,219	$23,659	360%

Premiums:
Individual life	$190	$298	$280	$172	163%
Individual health	68	—	—	68	0%
Group life and health	48	—	1	49	2%
Annuity	4,928	—	5	4,933	0%

	$5,234	$298	$286	$5,222	5%

Year ended December 31, 2020
Life insurance in force	$25,806	$109,634	$107,398	$23,570	456%

Premiums:
Individual life	$188	$319	$301	$170	177%
Individual health	71	—	—	71	0%
Group life and health	66	10	1	57	2%
Annuity	4,932	—	5	4,937	0%

	$5,257	$329	$307	$5,235	6%

PART C

OTHER INFORMATION

Item 27.	Exhibits

Exhibit No:	Description

(a)	Board of Directors Resolution

(a)(1)	Resolution of the Board of Directors of TFLIC authorizing establishment of TFLIC Pooled Account No. 44. Note 1.

(b)	Custodian Agreements. Not Applicable.

(c)	Underwriting Contracts

(c)(1)	Amended and Restated Principal Underwriting Agreement by and between Transamerica Financial Life Insurance Company on its own behalf and on behalf of the Separate Account, and Transamerica Capital, Inc. Note 2

(d)	Contracts

(d)(1)	Group Variable Annuity Contract. Note 2

(d)(2)	Application form for the Contract. Note 2

(e)	Applications. Not Applicable

(f)	Depositor’s Certificate of Incorporation and By-laws

(f)(1)	Articles of Incorporation of Transamerica Financial Life Insurance Company. Note 1

(f)(2)	ByLaws of Transamerica Financial Life Insurance Company. Note 1

(g)	Reinsurance Contracts

(h)	Participation Agreements

(h)(1)	Fund Participation Agreement with Vanguard Group. Note 2

(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts. Not applicable.

(k)	Legal Opinion. Opinion and Consent of Counsel. Filed herewith.

(l)(1)	Other Opinions Consent of Independent Registered Public Accounting Firm. Filed herewith.

(l)(2)	Consent of Independent Auditors. Filed herewith.

(m)	Omitted Financial Statements. Not applicable

(n)	Initial Capital Agreements. Not applicable

(o)	Form of Initial Summary Prospectuses. Not Applicable

(p)	Powers of Attorney - Filed herewith.

Note 1.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-163881) filed on December 21, 2009.

Note 2.	Incorporated herein by reference to the Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-163881) filed on August 16, 2010.

Item 28.  Directors and Officers of the Depositor (Transamerica Financial Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Jamie Ohl 1801 California St. Suite 5200 Denver, CO 80202	Director and President

Bonnie T. Gerst 6400 C Street SW Cedar Rapids, IA 52499	Director, Chairman of the Board and Vice President

Christopher S. Fleming 100 Light Street Baltimore, MD 21202	Director and Chief Operating Officer, Individual Solutions Division

Andrew S. Williams 100 Light Street Baltimore, MD 21202	Director, Assistant Secretary, General Counsel and Senior Vice President

Matt Keppler 100 Light Street Baltimore, MD 21202	Chief Financial Officer, Executive Vice President and Treasurer

Zachary Harris 6400 C Street SW Cedar Rapids, IA 52499	Director, Chief Operating Officer, Workplace Solutions Division

Wendy E. Cooper 245 East 93 Street New York, NY 10128	Director

Anne C. Kronenberg 187 Guard Hill Road Bedford Corner, NY 10549	Director

June Yuson 245 East 93rd Street New York, NY 10128	Director

ITEM 29 LISTING

Item 29. Persons Controlled by or under Common Control with the Depositor or Registrant.

As of December 31, 2022, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments
AEGON Affordable Housing Debt Fund I, LLC	Delaware	Members: AHDF Manager I, LLC (0.01%), Mangaging Member; Transamerica Life Insurance Company (5%); non-AEGON affiliates: Dominium Taxable Fund I, LLC (94.99%)	Affordable housing loans
AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC is the Manager; equity will be owned by clients/Investors of AEGON USA Investment Management, LLC	To serve as a fund for a client and offer flexilbility to accommodate other similarly situated clients.
AEGON AM Private Equity Partners I, LLC	Delaware	Sole Member: AEGON USA Investment Management, LLC	Investments
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor
Aegon Community Investments 50, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Investments
Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 52, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 53, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 54, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 55, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 56, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Aegon Community Investments 57, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 58, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 59, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 60, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 61, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 62, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

As of 12/31/2022	Page 1

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Community Investments 63, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 64, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 65, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 66, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Aegon Community Investments 67, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Life Insurance Company	Marketing company
AEGON Direct Marketing Services International, LLC	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Energy Management, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates
Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
Aegon LIHTC Fund 50, LLC	Delaware	Members: Members: Managing Member - Aegon LIHTC Fund 63, LLC (51.01%); non-affiliate of AEGON, Citibank, N.A. (48.99%)	Investments
Aegon LIHTC Fund 51, LLC	Delaware	Members: Aegon Community Investments 51, LLC (.01%) as Managing Member; non-affiliate of AEGON, Citibank, N.A. (99.99%)	Investments
Aegon LIHTC Fund 52, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (10.18%); Transamerica Life Insurance Company (1%); Managing Member - Aegon Community Investments 52, LLC (0.01%); non-affiliates of AEGON, Citibank, N.A. (49%); California Bank & Trust (5.21%); Pacific West Bank (7.58%); Ally Bank (11.35%); US Bank (7.58%); Bank of the West (7.46%)

Investments

As of 12/31/2022	Page 2

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 54, LLC	Delaware	Non-Member Manager Aegon Community Investments 54, LLC (0%); Members: non-affiliate of Aegon, FNBC Leasing Corporation (100%)	Investments
Aegon LIHTC Fund 55, LLC	Delaware

Members: Managing Member - Transamerica Life Insurance Company (2.82%); non-affiliates of AEGON, Bank of Hope (14.27%); CMFG Life Insurance Company (9.72%); Citibank,

N.A. (21.69%); ZB National Association (1.81%); Ally Bank (8.21%); U.S. Bancorp Community Development Corporation (22.10%); Lake City Bank (1.47%); The Guardian Life Insurance Company of America (10.44%); Minnesota Life Insurance Company (7.46%)

Investments
Aegon LIHTC Fund 57, LLC	Delaware	Members: Managing Member - Aegon Community Investments 57, LLC (.01%); non-affiliate of AEGON, Bank of America, N.A. as Investor Member (99.99%)	Investments
Aegon LIHTC Fund 58, LLC	Delaware

Members: Managing Member - Aegon Community Investments 58, LLC (0.01%); Transamerica Life Insurance Company (2.87%); non-affiliates of AEGON, Allstate Insurance Company (12%); Allstate Life Insurance Company (12%); Ally Bank (17%); CMFG Life Insurance Company (8.05%); Santander Bank, N.A. (22.25%); U.S. Bancorp Community Development Corporation (19.47%); Zions Bancorporation, N.A. (6.35%)

Investments
Aegon LIHTC Fund 60, LLC	Delaware	Non-Member Manager Aegon Community Investments 60, LLC (0%); Member: non-affiliate of Aegon, FNBC Leasing Corporation (100%)	Investments
Aegon LIHTC Fund 61, LLC	Delaware	Non-Member Manager Aegon Community Investments 61, LLC (0%); Members: non-affiliate of Aegon, HSBC Bank, N.A. (100%)\	Investments
Aegon LIHTC Fund 62, LLC	Delaware	Sole Manager: Aegon Community Investments 62, LLC	Investments
Aegon LIHTC Fund 63, LLC	Delaware	Non-Member Manager: Aegon Community Investments 63, LLC (0%); non-affiliate of AEGON, FNBC Leasing Corporation (100%)	Investments
Aegon LIHTC Fund 64, LLC	Delaware	Sole Member: Aegon Community Investments 64, LLC	Investments
Aegon LIHTC Fund 65, LLC	Delaware	Members: Aegon Community Investments 65, LLC, Managing Member (.01%) and non-affiliate of AEGON, Bank of America, N.A., Investor Member (99.99%)	Investments
Aegon LIHTC Fund 66, LLC	Delaware	Sole Member: Aegon Community Investments 66, LLC	Investments

As of 12/31/2022	Page 3

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 67, LLC	Delaware	Non-Member Manager: Aegon Community Investments 67, LLC; Member: non-affiliate of AEGON: FNBC Leasing Corp (100%)	Investments
AEGON Managed Enhanced Cash, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company
Aegon Multi-Family Equity Fund, LLC	Delaware

Members: Transamerica Life Insurance Company (20%); Transamerica Financial Life Insurance Company (5%); non-affiliate of AEGON: Landmark Real Estate Partners VIII,

L.P. (72.16%); NCL Investments II, L.P. - RE Series (2.84%)

Investments
Aegon Opportunity Zone Fund Joint Venture 1, LLC	Delaware	Members: Aegon OZF Investments 1, LLC (0.25%); United Insurance Company of America (99.75%)	Investments
Aegon OZF Investments 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
Aegon Upstream Energy Fund, LLC	Delaware	Sole Member: AEGON Energy Management, LLC	Investments
AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company
AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	Sole Member: Commonwealth General LLC	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
Aegon Workforce Housing Boynton Place REIT, LLC	Delaware	Sole Member: Aegon Workforce Housing Separate Account 1, LLC	Multifamily private equity structure with third- party Investor
Aegon Workforce Housing Fund 2 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2, LP	Holding company
Aegon Workforce Housing Fund 2 Holding Company B, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2, LLC	Holding company
Aegon Workforce Housing Fund 2 Holding Company C, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2, LLC	Holding Company
Aegon Workforce Housing Fund 2, L.P	Delaware	General Partner is AWHF2 General Partner, LLC. Fund Partners: Transamerica Life Insurance Company (80%) and Transamerica Financial Life Insurance Company (20%)	Investments
Aegon Workforce Housing Fund 3 Holding Company, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 3, LP	Holding company
Aegon Workforce Housing Fund 3, L.P	Delaware	Limited Partners: Transamerica Financial Life Insurance Company (10%0); Transamerica Life Insurance Company (90%)	Investments

As of 12/31/2022	Page 4

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Workforce Housing JV 4A, LLC	Delaware	Members: Aegon Workforce Housing Fund 2 Holding Company, LLC (44.5%); non-affiliates of AEGON: Strategic Partners Real Estate VII Investments, L.P. (27.75%), Landmark Real Estate Partners VIII, L.P. (26.7%), NCL Investments II, L.P. (1.05%)	Investments
Aegon Workforce Housing JV 4B, LLC	Delaware

Members: Aegon Workforce Housing Fund 2 Holding Company, LLC (25%); non-affiliates of AEGON: Strategic Partners Real Estate VII Investments, L.P. (37.5%), Landmark Real Estate Partners VIII, L.P. (36.079537582%)

Investments
Aegon Workforce Housing JV 4C, LLC	Delaware

Members: Aegon Workforce Housing Fund 2 Holding Company, LLC (10%); non-affiliates of AEGON: Strategic Partners Real Estate VII Investments, L.P. (45%), Landmark Real Estate Partners VIII, L.P. (43.3%), NCL Investments II, L.P. (1.7%)

Investments
Aegon Workforce Housing Park at Via Rosa REIT, LLC	Delaware	Sole Member: Aegon Workforce Housing Separate Account 1, LLC	Multifamily private equity structure with third-party Investor
Aegon Workforce Housing Separate Account 1, LLC	Delaware

Members: Transamerica Life Insurance Company (20.08%); Transamerica Financial Life Insurance Company (4.170%); non-affiliates of AEGON: Lake Tahoe IV, L.P. (23.860%); Townsend RE Global Special Solutions, L.P. (10.230%); Townsend Real Estate Alpha Fund III, L.P. (40.910%). Member Manager:

Multifamily private equity structure with third-party Investor
AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate
AMFETF Manager, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing

As of 12/31/2022	Page 5

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC - 99% Member; Cupples State LIHTC Investors, LLC - 1% Member; TAH Pentagon Funds, LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC - 100% Member; TAH Pentagon Funds LLC - non-owner Manager	Affordable housing
Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing
AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company
AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate
AWHF2 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHF2 Subsidiary Holding Company C, LLC	Delaware	Sole Member: Aegon Workforce Housing Fund 2 Holding Company C, LLC	Holding Company
AWHF3 General Partner, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments
AWHJV4 Manager, LLC	Delaware	Member: AEGON USA Realty Advisors, LLC	Investments
AWHSA Manager 1, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Multifamily private equity structure with third- party Investor
Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- Barfield, LLC (50%)	Investments
Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments in low income housing tax credit properties

As of 12/31/2022	Page 6

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder
Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company
Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); Equitable Financial Insurance Company, a non- affiliate of AEGON (50%)	Agriculturally-based real estate advisory services
FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production
FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate
FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Management services
First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
FSBA AAM Strategic Fund I, LP	Delaware	Sole Member: Aegon AM Private Equity Parnters I, LLC	Investments
Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments
Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

As of 12/31/2022	Page 7

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XXXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XL, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments
Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

As of 12/31/2022	Page 8

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments
Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset Manager: non-affiliate of AEGON, Solar TC Corp. (100%) Investor Member	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (99.99%); Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non- AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments

As of 12/31/2022	Page 9

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (73.39%); Bank of America N.A (73.39%); L.P. Morgan Chase (13.30%); NorLease (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); Bank of America (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%) and J.P Morgan Chase Bank, N.A (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%) and NorLease (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments .01%; JP Morgan Chase Bank (68.10%); NorLease (31.89%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Managing Member, Garnet Community Investments XIII, LLC (0.01%) and JP Morgan Chase Bank (99.99%)	Investments
Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Managing Member, Garnet Community Investments XIII, LLC (0.01%) and NorLease (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	Members: Garnet Community Investments, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (99.99%) and Transamerica Life Insurance Company (.01%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp (99.99%)	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

As of 12/31/2022	Page 10

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); IdaCorp Financial Services (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware

Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non-affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)

Investments
Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (98.99%); Google Affordable housing I LLC (1%)	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware

Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.71%); non-affiliates of AEGON: Aetna Life Insurance Company (30.29%); New York Life Insurance Company (22.71%); ProAssurance Casualty Company (3.63%); ProAssurance Indemnity Company (8.48%); State Street Bank and Trust Company (18.17%)

Investments
Garnet LIHTC Fund XXVIII, LLC	Delaware

Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (18.00%); USAA General Indemnity Company (20.00%); USAA Life Insurance Company (4.00%); United Services Automobile Association (57.99%)

Investments
Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments
Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments
Garnet LIHTC Fund XXXII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC. (0.01%); New York Life Insurance and Annuity Corporation (49.6150; New York Life Insurance Company (50.38%)	Investments

As of 12/31/2022	Page 11

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non-affiliate of AEGON, NorLease, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: Garnet Community Investments XXXIV, LLC (99.99%) and Transamerica Life Insurance Company (0.01%)	Investments
Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non-affiliate of AEGON, Microsoft Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as Managing Member; JPM Capital Corporation, a non-AEGON affiliate (99%) as Investor Member	Investments
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation (99.99%)	Investments
Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non-Member Manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments
Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC a Managing Member (1%); non-AEGON affiliate, FNBC Leasing Corporation as Investor Member (99%)	Investments
Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC (.01%); non-AEGON affiliate, Partner Reinsurance Company of the U.S. (99.99%)	Investments
Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (10.00%) and Garnet Community Investments XLI, LLC (.01% Managing Member); non-AEGON affiliates : BBCN Bank (1.25%), East West Bank (12.50%), Opus Bank (12.50%), Standard Insurance Company (25.00%), Mutual of Omaha (12.50%), Pacific Western Bank (7.50%) and Principal Life Insurance Company (18.75%).

Investments
Garnet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) Managing Member; non-affiliates of AEGON: Community Trust Bank (83.33%) Investor Member; Metropolitan Bank (16.66%) Investor Member.	Investments
Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments

As of 12/31/2022	Page 12

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: ING Captial, LLC.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) Managing Member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) Investor Member	Investments
Garnet LIHTC Fund XLVII, LLC	Delaware

Members: Garnet Community Investments XLVII, LLC (1%) Managing Member; Transamerica Life Insurance Company (14%) Investor Member; non- affiliate of AEGON: Citibank, N.A. (49%) Investor Member; New York Life Insurance Company (20.5%) Investor Member and New York Life Insurance and Annuity Corporation (15.5%) Investor Member

Investments
Garnet LIHTC Fund XLVIII, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (75.18%) and Garnet Community Investments XXXLVIII, LLC (.01%); non-affiliates of AEGON: U.S. Bancorp Community Development Corporation (21.04%), American Republic Insurance Company (2.84%), Bank of Hope (.93%)

Investments
Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Imani Fe, LP	California	Partners: Garnet LIHTC Fund XIV, LLC (99.99%); ABS Imani Fe (0.00%); Grant Housing and Economic Development Corporation (0.00%); TAH Imani Fe GP, LLC (0.00%)	Affordable housing
Investors Warranty of America, LLC	Iowa	Sole Member: RCC North America LLC	Leases business equipment
Ironwood Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company
LCS Associates, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
LIHTC Fund 53, LLC	Delaware	Non-Member Manager, AEGON Community Investments 53, LLC (0%); non-affiliates of AEGON: Bank of America, National Association (98%); MUFG Union Bank, N.A. (2%)	Investments
LIHTC Fund 56, LLC	Delaware	Members: Managing Member - Aegon Community Investments 56, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (90%) and MUFG Union Bank, N.A. (10%)	Investments

As of 12/31/2022	Page 13

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
LIHTC Fund 59, LLC	Delaware	Members: Non-Member Manager Aegon Community Investments 59, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (99.99%); Dominium Taxable Fund II, LLC (0.01%)	Investments
LIHTC Fund XLV, LLC	Delaware	Member: Bank of America N.A (100%)	Investments
LIHTC Fund XLIX, LLC	Delaware	Members: Garnet Community Investments XLIX, LLC (0.00%); Bank of America N.A (100.00%)	Investments
LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company
Mitigation Manager, LLC	Delaware	Sole Member: RCC North America LLC	Investments
Money Services, Inc.	Delaware	100% AUSA Holding, LLC

Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer-related software and hardware services, including procurement and contract services to some or all of the Members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.
Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator
Natural Resources Alternatives Portfolio I, LLC	Delaware	Members: Transamerica Life Insurance Company (96%)~~;~~ Transamerica Financial Life Insurance Company (4%); LLC	Investment vehicle - to invest in Natural Resources
Natural Resources Alternatives Portfolio II, LLC	Delaware	Members: Transamerica Life Insurance Company (95%); Transamerica Financial Life Insurance Company (5%)	Investment vehicle
Natural Resources Alternatives Portfolio 3, LLC	Delaware	Members: Transamerica Life Insurance Company (90%); Transamerica Financial Life Insurance Company (10%)	Investment vehicle
Nomagon Title Grandparent, LLC	Delaware	Sole member is AEGON USA Asset Management Holding, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Nomagon Title Holding 1, LLC	Delaware	Sole member is Nomagon Title Parent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Nomagon Title Parent, LLC	Delaware	Sole member is Nomagon Title Grandparent, LLC; AEGON USA Realty Advisors, LLC is the non-member manager of this entity	Investment vehicle
Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- MITBK, LLC (50%)	Investmetns

As of 12/31/2022	Page 14

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Transamerica Life Insurance Company	Marketing non-insurance products
Placer 400 Investors, LLC	California	Members: RCC North America LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments
Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
PSL Acquisitions Operating, LLC	Iowa	Sole Member: RCC North America LLC	Owner of Core subsidiary entities
RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.5%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Member: Transamerica Life Insurance Company. Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (90.6%).	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (96%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate
St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
TA Private Equity Assets, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments (private equity)

As of 12/31/2022	Page 15

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TA-APOP I, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Private equity vehicle
TA-APOP I-A, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments (private equity)
TA-APOP II, LLC	Delaware	Members: Transamerica Life Insurance Company (73.19%); Transamerica Financial Life Insurance Company (24.40%)	Private equity vehicle
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments
TAG Resources, LLC	Iowa	Sole Member: AUSA Holding, LLC	Retirement services
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TAHP Fund 1, LLC	Delaware	Sole Member - Garnet LIHTC Fund IX, LLC	Real estate investments
TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit
TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments
THH Acquisitions, LLC	Iowa	Sole Member - Transamerica Life Insurance Company	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.
TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company
Tradition Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company
Tradition Land Company, LLC	Iowa	Sole Member: RCC North America LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.
Transamerica Affordable Housing, Inc.	California	100% TABR Realty Services, LLC	General partner LHTC Partnership
Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary
Transamerica Asset Management, Inc.	Florida	Transamerica Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor
Transamerica Bermuda Re, Ltd.	Bermuda	100% Transamerica Life Insurance Company	General
Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer
Transamerica Casualty Insurance Company	Iowa	100% Transamerica Corporation	Insurance company
Transamerica Corporation	Delaware	100% AEGON International B.V.	Major interest in insurance and finance

As of 12/31/2022	Page 16

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	100% Transamerica Corporation	Insurance
Transamerica Fund Services, Inc.	Florida	Transamerica Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund
Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance
Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer
Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life Insurance Company	Iowa	100% - Commonwealth General Corporation	Insurance
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Pacific Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company
Transamerica Pyramid Properties LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Realty limited liability company
Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.
Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor
Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.
Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.
Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.
Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services

As of 12/31/2022	Page 17

ITEM 29 LISTING

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Ventures Fund II, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments
ULI Funding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding Company
United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency
Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing
WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, LLC	Iowa	Sole Member: AUSA Holding, LLC	Insurance agency
Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non- AEGON affiliate New York Investment Trust (51%)	Real estate investments
Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive
Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (83.42%); Transamerica Financial Life Insurance Company (16.58%);	Aggregating vehicle formed to hold various fund investments.

As of 12/31/2022	Page 18

Item 30.  Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A, Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II, Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, Transamerica Variable Funds, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer
David Curry	(3)	Director, Chairman of the Board, Chief Executive Officer and President
Doug Hellerman	(3)	Director, Chief Compliance Officer and Vice President
Timothy Ackerman	(3)	Director and Vice President
Mark Halloran	(3)	Director and Vice President
Jennifer Pearce	(3)	Director and Vice President
Gregory E. Miller-Breetz	(1)	Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202

Item 32.  Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Transamerica Financial Life Insurance Company at 6400 C Street S.W., Cedar Rapids, Iowa 52499-0001.

Item 33.  Management Services.

All management service policies, if any, are discussed in Part A or Part B.

Item 34.  Fee Representation

The Depositor hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SECTION 403(B) REPRESENTATIONS

Transamerica Financial Life Insurance Company represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and State of Colorado, on April 27, 2023.

TFLIC POOLED ACCOUNT NO. 44
(Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
Depositor

Jamie Ohl *
President and Chief Executive Office

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2023.

Signatures	Title

* Jamie Ohl	President and Chief Executive Officer (principal executive officer)

*	Director and Chairman of the Board (principal accounting officer)
Bonnie T. Gerst
*	Director and Chief Operating Officer, Individual Solutions Division
Christopher S. Fleming
*	Director, Assistant Secretary, General Counsel and Senior Vice President
Andrew S. Williams
*	Chief Financial Officer, Executive Vice President and Treasurer (principal financial officer)
Matt Keppler

* Zachary Harris	Director, Chief Operating Officer, Workplace Solutions Division

* Wendy E. Cooper	Director

* Anne C. Kronenberg	Director

* June Yuson	Director

/s/Brian Stallworth	Assistant Secretary
Brian Stallworth

*By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.